UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-6067

DIMENSIONAL INVESTMENT GROUP INC.
(Exact name of registrant as specified in charter)

1299 Ocean Avenue, Santa Monica, CA		90401
(Address of principal executive offices)		(Zip code)

Catherine L. Newell, Esquire, Vice President and Secretary Dimensional Investment Group Inc., 1299 Ocean Avenue, Santa Monica, CA 90401
(Name and address of agent for service)

Registrant's telephone number, including area code:		310-395-8005

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2008

ITEM 1.       SCHEDULE OF INVESTMENTS.

Dimensional Investment Group Inc.

Form N-Q

August 31, 2008

(Unaudited)

Table of Contents

Definitions of Abbreviations and Footnotes

Schedules of Investments
U.S. Large Cap Value Portfolio II
U.S. Large Cap Value Portfolio III
LWAS/DFA U.S. High Book to Market Portfolio
DFA International Value Portfolio
DFA International Value Portfolio II
DFA International Value Portfolio III
DFA International Value Portfolio IV
U.S. Large Company Institutional Index Portfolio
Tax-Managed U.S. Marketwide Value Portfolio II
Emerging Markets Portfolio II
LWAS/DFA Two-Year Fixed Income Portfolio
LWAS/DFA Two-Year Government Portfolio
Global Equity Portfolio
Global 60/40 Portfolio
Global 25/75 Portfolio

Notes to Schedules of Investments
Organizational Note
Security Valuation Note
Federal Tax Cost Note

The DFA Investment Trust Company

Schedules of Investments
The U.S. Large Company Series
The U.S. Large Cap Value Series
The DFA International Value Series
The Emerging Markets Series
The Tax-Managed U.S. Marketwide Value Series

Notes to Schedules of Investments
Organizational Note
Security Valuation Note
Federal Tax Cost Note
Subsequent Event Note

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments

Investment Abbreviations

ADR	American Depository Receipt
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
NVDR	Non-Voting Depository Receipt

Investment Footnotes

†	See Security Valuation Note within the Notes to Schedules of Investments.
††	Securities have been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Security.
#	Total or Partial Securities on Loan.
@	Security purchased with cash proceeds from securities on loan.
##	See Federal Tax Cost Note within the Notes to Schedules of Investments.
●	Security is being fair valued at August 31, 2008.
(r)	The adjustable rate shown is effective as of August 31, 2008.
—	Amounts designated as — are either zero or rounded to zero.
§	Affiliated Fund.

DIMENSIONAL INVESTMENT GROUP INC.

SCHEDULES OF INVESTMENTS

U.S. LARGE CAP VALUE PORTFOLIO II

August 31, 2008

(Unaudited)

	Shares	Value †
AFFILIATED INVESTMENT COMPANY - (100.0%)
Investment in The U.S. Large Cap Value Series of
The DFA Investment Trust Company	7,302,369	$142,031,077
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
(Cost $143,934,568)##		$142,031,077

U.S. LARGE CAP VALUE PORTFOLIO III

August 31, 2008

(Unaudited)

	Shares	Value †
AFFILIATED INVESTMENT COMPANY - (100.0%)
Investment in The U.S. Large Cap Value Series of
The DFA Investment Trust Company	86,849,957	$1,689,231,664
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
(Cost $1,487,081,816)##		$1,689,231,664

LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

August 31, 2008

(Unaudited)

	Shares	Value †
AFFILIATED INVESTMENT COMPANY - (100.0%)
Investment in The U.S. Large Cap Value Series of
The DFA Investment Trust Company	5,149,162	$100,151,201
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
(Cost $69,247,092)##		$100,151,201

DFA INTERNATIONAL VALUE PORTFOLIO

August 31, 2008

(Unaudited)

	Shares	Value †
AFFILIATED INVESTMENT COMPANY - (100.0%)
Investment in The DFA International Value Series of
The DFA Investment Trust Company	290,934,214	$5,070,983,350
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
(Cost $4,971,842,562)##		$5,070,983,350

DFA INTERNATIONAL VALUE PORTFOLIO II

August 31, 2008

(Unaudited)

	Shares	Value †
AFFILIATED INVESTMENT COMPANY - (100.0%)
Investment in The DFA International Value Series of
The DFA Investment Trust Company	10,783,091	$187,949,276
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
(Cost $179,996,822)##		$187,949,276

DFA INTERNATIONAL VALUE PORTFOLIO III

August 31, 2008

(Unaudited)

	Shares	Value †
AFFILIATED INVESTMENT COMPANY - (100.0%)
Investment in The DFA International Value Series of
The DFA Investment Trust Company	58,046,848	$1,011,756,561
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
(Cost $814,783,790)##		$1,011,756,561

DFA INTERNATIONAL VALUE PORTFOLIO IV

August 31, 2008

(Unaudited)

	Shares	Value †
AFFILIATED INVESTMENT COMPANY - (100.0%)
Investment in The DFA International Value Series of
The DFA Investment Trust Company	28,688,216	$500,035,605
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
(Cost $430,980,367)##		$500,035,605

U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO

August 31, 2008

(Unaudited)

Value †
AFFILIATED INVESTMENT COMPANY - (100.0%)
Investment in The U.S. Large Company Series of
The DFA Investment Trust Company	$948,204,851
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
(Cost $788,281,558)##	$948,204,851

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

August 31, 2008

(Unaudited)

Value †
AFFILIATED INVESTMENT COMPANY - (100.0%)
Investment in The Tax-Managed U.S. Marketwide Value Series of
The DFA Investment Trust Company	$906,408,340
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
(Cost $803,303,273)##	$906,408,340

EMERGING MARKETS PORTFOLIO II

August 31, 2008

(Unaudited)

Value †
AFFILIATED INVESTMENT COMPANY - (100.0%)
Investment in The Emerging Markets Series of
The DFA Investment Trust Company	$204,186,873
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
(Cost $199,649,209)##	$204,186,873

LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2008

(Unaudited)

		Face
		Amount	Value †
		(000)

AGENCY OBLIGATIONS — (44.2%)
	Federal Farm Credit Bank
	2.750%, 05/04/10	$900	$895,983
	Federal Home Loan Bank
	2.375%, 04/30/10	1,400	1,384,106
	4.875%, 05/14/10	2,500	2,573,367
	2.750%, 06/18/10	4,400	4,373,006
	3.500%, 07/16/10	2,500	2,517,170
	3.375%, 08/13/10	4,900	4,922,182
	Federal Home Loan Mortgage Corporation
	2.875%, 04/30/10	4,800	4,773,672
	2.375%, 05/28/10	4,000	3,950,452
	2.875%, 06/28/10	3,000	2,986,614
	Federal National Mortgage Association
	2.500%, 04/09/10	3,500	3,468,329
	4.125%, 05/15/10	2,300	2,335,213
	2.375%, 05/20/10	2,500	2,469,688
	7.125%, 06/15/10	2,800	2,993,231
TOTAL AGENCY OBLIGATIONS			39,643,013

BONDS — (25.9%)
	American Express Centurion Floating Rate Note
(r)	5.561%, 06/12/09	2,100	2,084,433
	Bank of New York Mellon Corp. Floating Rate Note
(r)	3.495%, 02/05/10	2,400	2,393,297
	BP Capital Markets P.L.C.
	4.875%, 03/15/10	1,000	1,026,702
	Citigroup Funding, Inc. Floating Rate Note
(r)	5.449%, 10/22/09	2,200	2,161,691
	CME Group, Inc. Floating Rate Note
(r)	3.300%, 08/06/10	600	599,429
	General Electric Capital Corp.
	7.375%, 01/19/10	2,100	2,193,084
	JPMorgan Chase & Co. Floating Rate Note
(r)	5.255%, 11/19/09	2,400	2,395,733
	Paccar Financial Corp. Floating Rate Note
(r)	4.966%, 09/21/09	1,450	1,444,470
	Wachovia Corp. Floating Rate Note
(r)	5.465%, 11/24/09	2,000	1,963,326
	Wal-Mart Stores, Inc.
	6.875%, 08/10/09	2,400	2,489,203

1

Wells Fargo & Co. Floating Rate Note
(r) 5.091%, 09/15/09	2,200	2,200,416
Western Corp. Credit Union Floating Rate Note
(r) 5.340%, 09/25/08	2,200	2,199,467
TOTAL BONDS		23,151,251

CERTIFICATES OF DEPOSIT INTEREST BEARING — (10.8%)
ABN-AMRO Bank NV
3.035%, 02/13/09	2,500	2,500,000
Barclays Bank P.L.C.
3.430%, 07/10/09	2,400	2,400,282
BNP Paribas Finance, Inc.
3.130%, 08/06/09	1,400	1,395,139
3.190%, 08/14/09	1,100	1,100,000
Royal Bank of Scotland P.L.C.
3.110%, 01/23/09	2,300	2,300,000
TOTAL CERTIFICATES OF DEPOSIT INTEREST BEARING		9,695,421

COMMERCIAL PAPER — (18.6%)
Abbey National North America
2.990%, 02/20/09	2,200	2,166,762
AstraZeneca P.L.C.
2.670%, 11/12/08	2,400	2,386,375
Bank of America Corp.
2.980%, 03/09/09	2,400	2,359,834
Bank of Scotland P.L.C.
3.045%, 01/12/09	2,500	2,471,336
Fortis Banque Luxembourg
2.710%, 10/07/08	1,400	1,396,239
Nordea North America, Inc.
3.000%, 05/11/09	1,300	1,270,487
Societe Generale North America
3.100%, 05/01/09	2,200	2,152,268
UBS Finance Delaware LLC
3.100%, 02/11/09	2,500	2,464,206
TOTAL COMMERCIAL PAPER		16,667,507

TEMPORARY CASH INVESTMENTS — (0.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 09/02/08 (Collateralized by $505,000 FNMA 6.50%, 09/01/36, valued at $431,921) to be repurchased at $424,091	424	424,000

TOTAL INVESTMENTS - (100.0%)
(Cost $89,698,501)##		$89,581,192

2

LWAS/DFA TWO-YEAR GOVERNMENT PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2008

(Unaudited)

	Face
	Amount	Value †
	(000)

AGENCY OBLIGATIONS — (99.4%)
Federal Farm Credit Bank
2.750%, 05/04/10	$29,300	$29,169,234
4.750%, 05/07/10	5,000	5,139,910
Federal Home Loan Bank
2.750%, 03/12/10	50,000	49,773,000
4.375%, 03/17/10	4,400	4,486,535
2.375%, 04/30/10	18,300	18,092,240
4.875%, 05/14/10	11,000	11,322,817
3.000%, 06/11/10	800	799,163
4.250%, 06/11/10	2,000	2,039,316
2.750%, 06/18/10	8,600	8,547,239
3.500%, 07/16/10	1,900	1,913,049
TOTAL AGENCY OBLIGATIONS		131,282,503

TEMPORARY CASH INVESTMENTS — (0.6%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 09/02/08 (Collateralized by $1,010,000 FNMA 6.50%, 09/01/36, valued at $863,843) to be repurchased at $847,183	847	847,000

TOTAL INVESTMENTS - (100.0%)
(Cost $132,341,618)##		$132,129,503

1

GLOBAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2008

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES - (100.0%)
Investment in U.S. Core Equity 2 Portfolio of
DFA Investment Dimensions Group Inc.	38,220,450	$404,754,566
Investment in International Core Equity Portfolio of
DFA Investment Dimensions Group Inc.	32,774,909	366,423,483
Investment in U.S. Core Equity 1 Portfolio of
DFA Investment Dimensions Group Inc.	25,265,711	269,332,479
Investment in Emerging Markets Core Equity Portfolio of
DFA Investment Dimensions Group Inc.	4,146,324	68,787,515
Investment in The U.S. Large Cap Value Series of
The DFA Investment Trust Company	1,847,840	35,940,488
Investment in The U.S. Small Cap Series of
The DFA Investment Trust Company	2,434,976	34,406,211
Investment in DFA Real Estate Securities Portfolio of
DFA Investment Dimensions Group Inc.	883,920	20,904,708
Investment in Large Cap International Portfolio of
DFA Investment Dimensions Group Inc.	643,659	13,864,415
Investment in The DFA International Value Series of
The DFA Investment Trust Company	664,362	11,579,830
Investment in The Continental Small Company Series of
The DFA Investment Trust Company		5,965,717
Investment in The Emerging Markets Series of
The DFA Investment Trust Company		4,047,052
Investment in The Japanese Small Company Series of
The DFA Investment Trust Company		2,909,012
Investment in The United Kingdom Small Company Series of
The DFA Investment Trust Company		2,055,951
Investment in Dimensional Emerging Markets Value Fund Inc.	41,860	1,959,885
Investment in The Emerging Markets Small Cap Series of
The DFA Investment Trust Company		1,905,455
Investment in The Asia Pacific Small Company Series of
The DFA Investment Trust Company		1,623,483
Investment in The U.S. Large Company Series of
The DFA Investment Trust Company		99,888

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $1,281,954,355)		1,246,560,138

TEMPORARY CASH INVESTMENTS - (0.0%)
BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares (Cost $560,544)	560,544	560,544

TOTAL INVESTMENTS - (100.0%) (Cost $1,282,514,899)##		$1,247,120,682

GLOBAL 60/40 PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2008

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES - (100.0%)
Investment in U.S. Core Equity 2 Portfolio of
DFA Investment Dimensions Group Inc.	16,470,180	$174,419,206
Investment in International Core Equity Portfolio of
DFA Investment Dimensions Group Inc.	12,435,471	139,028,566
Investment in DFA Five-Year Global Fixed Income Portfolio of
DFA Investment Dimensions Group Inc.	10,745,773	116,699,095
Investment in DFA Selectively Hedged Global Fixed Income Portfolio of
DFA Investment Dimensions Group Inc.	11,693,700	114,832,134
Investment in U.S. Core Equity 1 Portfolio of
DFA Investment Dimensions Group Inc.	8,820,616	94,027,767
Investment in The DFA Two-Year Global Fixed Income Series of
The DFA Investment Trust Company	7,429,979	78,089,079
Investment in Emerging Markets Core Equity Portfolio of
DFA Investment Dimensions Group Inc.	1,517,022	25,167,395
Investment in DFA Real Estate Securities Portfolio of
DFA Investment Dimensions Group Inc.	348,797	8,249,049
Investment in The U.S. Large Cap Value Series of
The DFA Investment Trust Company	297,251	5,781,532
Investment in Large Cap International Portfolio of
DFA Investment Dimensions Group Inc.	263,409	5,673,830
Investment in The DFA International Value Series of
The DFA Investment Trust Company	307,588	5,361,259
Investment in The U.S. Small Cap Series of
The DFA Investment Trust Company	341,753	4,828,970
Investment in The Emerging Markets Series of
The DFA Investment Trust Company		1,872,663
Investment in The Continental Small Company Series of
The DFA Investment Trust Company		1,586,024
Investment in Dimensional Emerging Markets Value Fund Inc.	26,509	1,241,151
Investment in The Emerging Markets Small Cap Series of
The DFA Investment Trust Company		870,007
Investment in The Japanese Small Company Series of
The DFA Investment Trust Company		776,838
Investment in The United Kingdom Small Company Series of
The DFA Investment Trust Company		545,555
Investment in The Asia Pacific Small Company Series of
The DFA Investment Trust Company		355,750

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $784,727,931)		779,405,870

TEMPORARY CASH INVESTMENTS - (0.0%)
BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares (Cost $352,656)	352,656	352,656

TOTAL INVESTMENTS - (100.0%) (Cost $785,080,587)##		$779,758,526

GLOBAL 25/75 PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2008

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES - (99.9%)
Investment in The DFA Two-Year Global Fixed Income Series of
The DFA Investment Trust Company	6,027,824	$63,352,430
Investment in DFA Five-Year Global Fixed Income Portfolio of
DFA Investment Dimensions Group Inc.	5,829,127	63,304,319
Investment in U.S. Core Equity 2 Portfolio of
DFA Investment Dimensions Group Inc.	1,754,248	18,577,486
Investment in International Core Equity Portfolio of
DFA Investment Dimensions Group Inc.	1,273,428	14,236,925
Investment in U.S. Core Equity 1 Portfolio of
DFA Investment Dimensions Group Inc.	580,527	6,188,418
Investment in Emerging Markets Core Equity Portfolio of
DFA Investment Dimensions Group Inc.	169,432	2,810,877
Investment in DFA Real Estate Securities Portfolio of
DFA Investment Dimensions Group Inc.	31,333	741,025

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $165,490,619)		169,211,480

TEMPORARY CASH INVESTMENTS- (0.1%)
BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares (Cost $159,480)	159,480	159,480

TOTAL INVESTMENTS - (100.0%) (Cost $165,650,099)##		$169,370,960

Organizational Note

Dimensional Investment Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940. At August 31, 2008, the Fund consisted of fifteen investment portfolios, of which two are stand-alone funds. Ten are “Feeder Funds” in a master-feeder structure, and three are “Fund-of-Funds”. The Schedules of Investments for the Master Funds have been included in this document.

Security Valuation Note

Each Feeder Fund primarily invests in a corresponding Master Fund. Master Fund shares held by the following Feeder Funds (U.S. Large Cap Value Portfolio II, U.S. Large Cap Value Portfolio III, LWAS/DFA U.S. High Book to Market Portfolio, DFA International Value Portfolio, DFA International Value Portfolio II, DFA International Value Portfolio III, and DFA International Value Portfolio IV are valued at their respective Master Fund’s daily net asset values. For the other following Feeder Funds (U.S. Large Company Institutional Index Portfolio, Tax-Managed U.S. Marketwide Value Portfolio II, and Emerging Markets Portfolio II), their investments reflect each of their proportionate interest in the net assets of their corresponding Master Fund.

The shares of the Master Funds held by the Fund of Funds (Global Equity Portfolio, Global 60/40 Portfolio and Global 25/75 Portfolio) are valued at their respective net asset values where the Master Funds are organized as regulated investment companies for federal income tax purposes. The Global Funds reflect their proportionate interest in the net assets of their Master Funds that are organized as partnerships.

Securities held by LWAS/DFA Two-Year Fixed Income Portfolio and LWAS/DFA Two-Year Government Portfolio are valued on the basis of prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees.

Adoption of Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”)

In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007.   This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of December 1, 2007.   The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 - quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  A summary of the inputs used to value the Funds’ net assets as of August 31, 2008 are listed below.

	Valuation Inputs
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
U.S. Large Cap Value Portfolio II	$142,031,077	—	—	$142,031,077
U.S. Large Cap Value Portfolio III	1,689,231,664	—	—	1,689,231,664
LWAS/DFA U.S. High Book to Market Portfolio	100,151,201	—	—	100,151,201
DFA International Value Portfolio	5,070,983,350	—	—	5,070,983,350
DFA International Value Portfolio II	187,949,276	—	—	187,949,276
DFA International Value Portfolio III	1,011,756,561	—	—	1,011,756,561
DFA International Value Portfolio IV	500,035,605	—	—	500,035,605
U.S. Large Company Institutional Index Portfolio	948,204,851	—	—	948,204,851
Tax-Managed U.S. Marketwide Value Portfolio II	906,408,340	—	—	906,408,340
Emerging Markets Portfolio II	204,186,873	—	—	204,186,873
LWAS/DFA Two-Year Fixed Income Portfolio	—	$89,581,192	—	89,581,192
LWAS/DFA Two-Year Government Portfolio	—	132,129,503	—	132,129,503
Global Equity Portfolio	1,247,120,682	—	—	1,247,120,682
Global 60/40 Portfolio	779,758,526	—	—	779,758,526
Global 25/75 Portfolio	169,370,960	—	—	169,370,960

Federal Tax Cost Note

At August 31, 2008, the total cost of securities for federal income tax purposes was:

U.S. Large Cap Value Portfolio II	$144,394,015
U.S. Large Cap Value Portfolio III	1,510,223,263
LWAS/DFA U.S. High Book to Market Portfolio	79,970,614
DFA International Value Portfolio	5,111,107,225
DFA International Value Portfolio II	181,098,635
DFA International Value Portfolio III	831,349,831
DFA International Value Portfolio IV	467,916,737
U.S. Large Company Institutional Index Portfolio	806,527,112
Tax-Managed U.S. Marketwide Value Portfolio II	803,493,633
Emerging Markets Portfolio II	199,665,808
LWAS/DFA Two-Year Fixed Income Portfolio	89,698,501
LWAS/DFA Two-Year Government Portfolio	132,347,230
Global Equity Portfolio	1,282,873,707
Global 60/40 Portfolio	785,512,661
Global 25/75 Portfolio	166,179,303

11

THE DFA INVESTMENT TRUST COMPANY

THE U.S. LARGE COMPANY SERIES

SCHEDULE OF INVESTMENTS

August 31, 2008

(Unaudited)

		Shares	Value †

COMMON STOCKS — (89.1%)
Consumer Discretionary — (7.7%)
#	Abercrombie & Fitch Co.	33,357	$1,749,575
# *	Amazon.com, Inc.	118,626	9,586,167
*	Apollo Group, Inc. Class A	49,888	3,176,868
# *	AutoNation, Inc.	51,391	583,288
# *	Autozone, Inc.	16,499	2,264,158
# *	Bed Bath and Beyond, Inc.	99,375	3,046,837
	Best Buy Co., Inc.	132,759	5,943,620
# *	Big Lots, Inc.	31,329	926,399
	Black & Decker Corp.	23,462	1,483,972
	Carnival Corp.	167,632	6,212,442
	CBS Corp. Class B	261,375	4,229,048
	Centex Corp.	47,392	768,698
*	Coach, Inc.	130,991	3,797,429
	Comcast Corp. Class A	1,136,407	24,069,100
#	D.R. Horton, Inc.	105,471	1,314,169
#	Darden Restaurants, Inc.	53,750	1,574,338
#	Dillards, Inc. Class A	21,958	280,404
	Disney (Walt) Co.	731,211	23,654,676
#	Eastman Kodak Co.	110,616	1,790,873
*	Expedia, Inc.	80,200	1,416,332
#	Family Dollar Stores, Inc.	53,615	1,336,086
# *	Ford Motor Co.	860,487	3,837,772
	Fortune Brands, Inc.	58,985	3,469,498
*	GameStop Corp. Class A	62,064	2,722,748
#	Gannett Co., Inc.	87,770	1,561,428
#	Gap, Inc.	172,270	3,350,652
#	General Motors Corp.	217,290	2,172,900
#	Genuine Parts Co.	62,873	2,667,073
*	Goodyear Tire & Rubber Co.	92,328	1,810,552
	H&R Block, Inc.	124,877	3,189,359
	Harley-Davidson, Inc.	90,790	3,611,626
	Harman International Industries, Inc.	22,330	759,890
	Hasbro, Inc.	53,209	1,990,017
#	Home Depot, Inc.	651,318	17,663,744
#	International Game Technology	118,824	2,546,398
# *	Interpublic Group of Companies, Inc.	181,133	1,702,650
	J.C. Penney Co., Inc.	85,218	3,320,945
	Johnson Controls, Inc.	227,754	7,042,154
#	Jones Apparel Group, Inc.	33,234	660,027
#	KB Home	29,566	614,973
*	Kohl’s Corp.	117,720	5,788,292
#	Leggett & Platt, Inc.	63,837	1,424,203
#	Lennar Corp. Class A	53,674	705,813

1

	Limited Brands, Inc.	114,947	2,390,898
#	Liz Claiborne, Inc.	36,377	589,671
	Lowe’s Companies, Inc.	561,796	13,842,653
	Macy’s, Inc.	161,379	3,359,911
	Marriott International, Inc. Class A	115,336	3,253,629
	Mattel, Inc.	138,904	2,685,014
	McDonald’s Corp.	435,048	26,994,728
#	McGraw-Hill Companies, Inc.	123,315	5,282,815
#	Meredith Corp.	14,206	403,166
#	Newell Rubbermaid, Inc.	106,274	1,923,559
	News Corp. Class A	883,882	12,515,769
	NIKE, Inc. Class B	145,609	8,825,361
#	Nordstrom, Inc.	67,429	2,097,042
*	Office Depot, Inc.	104,817	737,912
	Omnicom Group, Inc.	122,931	5,211,045
#	Polo Ralph Lauren Corp.	22,130	1,679,224
#	Pulte Homes, Inc.	81,988	1,189,646
#	RadioShack Corp.	50,353	957,211
	Scripps Networks Interactive	12,400	515,096
# *	Sears Holdings Corp.	26,853	2,469,133
#	Sherwin-Williams Co.	37,938	2,221,270
	Snap-On, Inc.	22,126	1,261,625
	Staples, Inc.	269,475	6,521,295
*	Starbucks Corp.	279,407	4,347,573
#	Starwood Hotels & Resorts Worldwide, Inc.	71,652	2,597,385
#	Target Corp.	298,789	15,841,793
# *	The DIRECTV Group, Inc.	272,660	7,691,739
#	The New York Times Co. Class A	55,181	716,801
#	The Stanley Works	30,083	1,442,480
#	The TJX Companies, Inc.	163,000	5,907,120
#	Tiffany & Co.	48,348	2,135,531
	Time Warner, Inc.	1,373,370	22,482,067
	Tyco Electronics, Ltd.	183,466	6,037,866
#	V.F. Corp.	33,507	2,655,430
*	Viacom, Inc. Class B	242,859	7,159,483
	Washington Post Co.	2,230	1,330,195
	Wendy’s International, Inc.	33,640	816,443
#	Whirlpool Corp.	28,833	2,345,853
	Wyndham Worldwide Corp.	67,885	1,308,823
	Yum! Brands, Inc.	181,818	6,487,266
Total Consumer Discretionary			370,048,714

Consumer Staples — (10.1%)
	Altria Group, Inc.	803,807	16,904,061
	Anheuser-Busch Companies, Inc.	273,679	18,571,857
	Archer-Daniels-Midland Co.	247,138	6,292,133
	Avon Products, Inc.	163,790	7,015,126
#	Brown-Forman Corp. Class B	32,371	2,331,036
	Campbell Soup Co.	82,701	3,044,224
	Clorox Co.	52,903	3,126,567
	Coca-Cola Co.	766,686	39,921,340
	Coca-Cola Enterprises, Inc.	110,409	1,884,682
	Colgate-Palmolive Co.	194,897	14,818,019
	ConAgra, Inc.	174,610	3,713,955
*	Constellation Brands, Inc. Class A	74,990	1,583,039

2

	Costco Wholesale Corp.	166,284	11,151,005
	CVS Caremark Corp.	548,597	20,078,650
*	Dean Foods Co.	58,315	1,467,789
	Estee Lauder Companies, Inc.	43,898	2,184,803
#	General Mills, Inc.	128,587	8,509,888
	Heinz (H.J.) Co.	120,954	6,086,405
	Kellogg Co.	97,413	5,303,164
	Kimberly-Clark Corp.	160,595	9,905,500
#	Kraft Foods, Inc.	581,855	18,334,251
	Lorillard, Inc.	66,751	4,822,092
	McCormick & Co., Inc.	49,199	1,990,100
	Molson Coors Brewing Co.	53,712	2,559,377
	Pepsi Bottling Group, Inc.	51,958	1,536,918
	PepsiCo, Inc.	608,743	41,686,721
	Philip Morris International, Inc.	809,557	43,473,211
	Procter & Gamble Co.	1,171,739	81,752,230
#	Reynolds American, Inc.	65,739	3,482,852
#	Safeway, Inc.	168,105	4,427,886
	Sara Lee Corp.	271,081	3,659,594
	SUPERVALU, Inc.	81,473	1,889,359
	Sysco Corp.	230,525	7,337,611
	The Hershey Co.	64,483	2,327,191
	The Kroger Co.	253,923	7,013,353
	Tyson Foods, Inc. Class A	104,940	1,523,729
#	UST, Inc.	56,740	3,040,697
	Walgreen Co.	380,138	13,848,427
	Wal-Mart Stores, Inc.	893,027	52,751,105
#	Whole Foods Market, Inc.	53,812	985,298
	Wrigley (Wm.) Jr. Co.	82,398	6,548,993
Total Consumer Staples			488,884,238

Energy — (12.3%)
	Anadarko Petroleum Corp.	179,666	11,090,782
	Apache Corp.	128,031	14,644,186
#	Baker Hughes, Inc.	118,218	9,458,622
	BJ Services Co.	112,788	3,028,358
#	Cabot Oil & Gas Corp.	39,668	1,762,846
*	Cameron International Corp.	83,155	3,874,191
	Chesapeake Energy Corp.	184,589	8,934,108
	Chevron Corp.	793,849	68,525,046
	ConocoPhillips	591,993	48,845,342
#	CONSOL Energy, Inc.	70,147	4,749,653
	Devon Energy Corp.	171,237	17,474,736
#	El Paso Corp.	269,553	4,517,708
#	ENSCO International, Inc.	55,400	3,755,012
#	EOG Resources, Inc.	95,300	9,951,226
	Exxon Mobil Corp.	2,027,889	162,251,399
	Halliburton Co.	334,818	14,711,903
	Hess Corp.	107,839	11,291,822
	Marathon Oil Corp.	271,709	12,245,925
	Massey Energy Co.	30,892	2,037,636
#	Murphy Oil Corp.	72,914	5,725,936
# *	Nabors Industries, Ltd.	108,047	3,849,715
*	National-Oilwell, Inc.	159,344	11,748,433
	Noble Corp.	103,151	5,187,464

3

	Noble Energy, Inc.	66,095	4,740,994
#	Occidental Petroleum Corp.	314,996	24,998,083
	Peabody Energy Corp.	104,206	6,559,768
#	Range Resources Corp.	59,302	2,752,799
	Rowan Companies, Inc.	43,219	1,596,510
#	Schlumberger, Ltd.	457,908	43,144,092
#	Smith International, Inc.	77,104	5,374,149
*	Southwestern Energy Co.	131,245	5,035,871
	Spectra Energy Corp.	242,929	6,427,901
#	Sunoco, Inc.	44,848	1,990,354
#	Tesoro Petroleum Corp.	52,860	980,553
#	The Williams Companies, Inc.	224,297	6,928,534
*	Transocean, Inc.	122,383	15,567,118
	Valero Energy Corp.	202,840	7,050,718
# *	Weatherford International, Ltd.	260,825	10,062,629
#	XTO Energy, Inc.	205,993	10,384,107
Total Energy			593,256,229

Financials — (12.5%)
	AFLAC, Inc.	182,435	10,344,065
	Allstate Corp.	211,386	9,539,850
#	American Capital, Ltd.	77,872	1,692,937
#	American Express Co.	444,600	17,641,728
	American International Group, Inc.	1,031,954	22,176,691
	Ameriprise Financial, Inc.	85,262	3,832,527
	AON Corp.	114,651	5,444,776
	Assurant, Inc.	36,754	2,147,536
	Bank of America Corp.	1,749,776	54,488,025
#	Bank of New York Mellon Corp.	438,998	15,193,721
#	BB&T Corp.	209,879	6,296,370
#	Capital One Financial Corp.	143,999	6,356,116
*	CB Richard Ellis Group, Inc.	66,728	872,135
	Chubb Corp.	140,274	6,734,555
	Cincinnati Financial Corp.	62,622	1,856,116
	CIT Group, Inc.	108,469	1,118,315
	Citigroup, Inc.	2,089,476	39,679,149
	CME Group, Inc.	25,738	8,632,010
#	Comerica, Inc.	57,759	1,622,450
	Discover Financial Services	183,964	3,026,208
# *	E*TRADE Financial Corp.	206,186	659,795
#	Federal Home Loan Mortgage Corporation	248,212	1,119,436
#	Federal National Mortgage Association	408,487	2,794,051
	Federated Investors, Inc.	33,257	1,112,114
#	Fifth Third Bancorp	220,598	3,481,036
#	First Horizon National Corp.	71,688	805,056
	Franklin Resources, Inc.	59,874	6,256,833
	Genworth Financial, Inc.	166,134	2,666,451
	Hartford Financial Services Group, Inc.	120,786	7,619,181
	Hudson City Bancorp, Inc.	199,243	3,674,041
#	Huntington Bancshares, Inc.	140,551	1,028,833
*	IntercontinentalExchange, Inc.	27,084	2,384,205
	Janus Capital Group, Inc.	56,232	1,516,577
	JPMorgan Chase & Co.	1,325,296	51,010,643
	KeyCorp	186,345	2,238,003
	Legg Mason, Inc.	54,165	2,411,967

4

#	Lehman Brothers Holdings, Inc.	267,373	4,302,032
	Leucadia National Corp.	67,878	3,142,073
	Lincoln National Corp.	99,520	5,051,635
	Loews Corp.	138,960	6,035,033
#	M&T Bank Corp.	29,582	2,110,380
	Marsh & McLennan Companies, Inc.	196,345	6,269,296
#	Marshall & Ilsley Corp.	99,477	1,531,946
#	Mastercard, Inc.	27,945	6,778,060
#	MBIA, Inc.	81,462	1,321,314
	Merrill Lynch & Co., Inc.	587,816	16,664,584
#	MetLife, Inc.	272,616	14,775,787
#	MGIC Investment Corp.	47,999	403,672
#	Moody’s Corp.	77,950	3,169,447
	Morgan Stanley	424,928	17,349,810
#	National City Corp.	291,811	1,470,727
#	Northern Trust Corp.	73,505	5,909,067
	NYSE Euronext	101,707	4,128,287
	PNC Financial Services Group	132,737	9,550,427
	Principal Financial Group, Inc.	99,365	4,549,923
	Progressive Corp.	260,029	4,802,736
	Prudential Financial, Inc.	167,337	12,334,410
#	Regions Financial Corp.	266,668	2,472,012
	SAFECO Corp.	34,507	2,332,673
	Schwab (Charles) Corp.	356,408	8,550,228
# *	SLM Corp.	179,173	2,958,146
	Sovereign Bancorp, Inc.	183,876	1,776,242
	State Street Corp.	163,739	11,080,218
#	SunTrust Banks, Inc.	135,119	5,660,135
#	T. Rowe Price Group, Inc.	99,673	5,916,589
#	The Goldman Sachs Group, Inc.	151,295	24,807,841
	The Travelers Companies, Inc.	232,085	10,248,874
	Torchmark Corp.	34,466	2,058,999
#	U.S. Bancorp	668,031	21,283,468
	Unum Group	132,929	3,377,726
#	Wachovia Corp.	820,472	13,037,300
#	Washington Mutual, Inc.	569,589	2,306,835
	Wells Fargo & Co.	1,267,552	38,368,799
#	XL Capital, Ltd.	116,690	2,345,469
#	Zions Bancorporation	41,278	1,107,902
Total Financials			600,813,604

Health Care — (11.4%)
	Abbott Laboratories	592,319	34,016,880
	Aetna, Inc.	186,066	8,026,887
#	Allergan, Inc.	118,023	6,593,945
	AmerisourceBergen Corp.	61,797	2,534,295
*	Amgen, Inc.	417,843	26,261,433
	Applied Biosystems, Inc.	64,733	2,362,107
#	Bard (C.R.), Inc.	38,102	3,560,632
*	Barr Laboratories, Inc.	41,474	2,801,154
	Baxter International, Inc.	240,788	16,315,795
	Becton Dickinson & Co.	93,672	8,185,059
# *	Biogen Idec, Inc.	112,462	5,727,690
*	Boston Scientific Corp.	516,839	6,491,498
	Bristol-Myers Squibb Co.	759,772	16,213,534

5

	Cardinal Health, Inc.	136,964	7,530,281
*	Celgene Corp.	167,285	11,592,851
	Cigna Corp.	107,776	4,513,659
*	Coventry Health Care, Inc.	58,210	2,038,514
	Covidien, Ltd.	191,736	10,367,166
*	DaVita, Inc.	40,185	2,306,217
	Eli Lilly & Co.	379,644	17,710,393
*	Express Scripts, Inc.	96,389	7,075,916
*	Forest Laboratories, Inc.	116,966	4,174,517
*	Genzyme Corp.	102,595	8,033,189
# *	Gilead Sciences, Inc.	354,044	18,651,038
# *	Hospira, Inc.	61,060	2,464,382
*	Humana, Inc.	64,943	3,013,355
#	IMS Health, Inc.	69,597	1,546,445
*	Intuitive Surgical, Inc.	14,854	4,385,941
	Johnson & Johnson	1,081,626	76,178,919
*	King Pharmaceuticals, Inc.	94,652	1,082,819
*	Laboratory Corp. of America Holdings	42,717	3,124,749
	McKesson Corp.	106,420	6,148,948
*	Medco Health Solutions, Inc.	194,456	9,110,264
	Medtronic, Inc.	431,019	23,533,637
	Merck & Co., Inc.	823,840	29,386,373
# *	Millipore Corp.	21,144	1,586,011
# *	Mylan, Inc.	116,847	1,506,158
*	Patterson Companies, Inc.	46,568	1,515,323
	PerkinElmer, Inc.	45,439	1,290,922
	Pfizer, Inc.	2,596,492	49,618,962
	Quest Diagnostics, Inc.	60,567	3,273,646
	Schering-Plough Corp.	622,300	12,072,620
# *	St. Jude Medical, Inc.	130,054	5,960,375
	Stryker Corp.	91,667	6,159,106
*	Tenet Healthcare Corp.	183,888	1,108,845
# *	Thermo Fisher Scientific, Inc.	160,509	9,720,425
	UnitedHealth Group, Inc.	471,578	14,359,550
*	Varian Medical Systems, Inc.	48,213	3,045,133
*	Waters Corp.	38,420	2,622,165
*	Watson Pharmaceuticals, Inc.	40,084	1,214,946
*	WellPoint, Inc.	201,947	10,660,782
	Wyeth	511,737	22,147,977
*	Zimmer Holdings, Inc.	88,846	6,431,562
Total Health Care			547,354,990

Industrials — (10.2%)
	3M Co.	270,306	19,353,910
*	Allied Waste Industries, Inc.	129,460	1,739,942
#	Avery Dennison Corp.	40,867	1,971,424
	B.F. Goodrich Co.	48,003	2,460,154
	Boeing Co.	288,408	18,908,028
	Burlington Northern Santa Fe Corp.	112,526	12,085,292
	C.H. Robinson Worldwide, Inc.	65,502	3,413,309
	Caterpillar, Inc.	235,949	16,688,673
	Cintas Corp.	50,136	1,544,189
	Cooper Industries, Ltd.	66,786	3,181,685
	CSX Corp.	155,396	10,051,013
#	Cummins, Inc.	77,956	5,079,613

6

#	Danaher Corp.	97,771	7,975,180
	Deere & Co.	165,398	11,672,137
#	Dover Corp.	72,682	3,589,037
	Eaton Corp.	63,173	4,623,000
	Emerson Electric Co.	299,659	14,024,041
	Equifax, Inc.	49,710	1,756,254
#	Expeditors International of Washington, Inc.	81,862	2,954,400
#	FedEx Corp.	119,003	9,855,828
#	Fluor Corp.	68,088	5,455,891
	General Dynamics Corp.	152,941	14,116,454
	General Electric Co.	3,825,502	107,496,606
	Honeywell International, Inc.	284,597	14,278,231
#	Illinois Tool Works, Inc.	152,489	7,564,979
	Ingersoll-Rand Co., Ltd. Class A	121,970	4,504,352
#	ITT Industries, Inc.	69,730	4,445,288
*	Jacobs Engineering Group, Inc.	46,748	3,450,937
	L-3 Communications Holdings, Inc.	47,077	4,893,183
	Lockheed Martin Corp.	129,641	15,095,398
	Masco Corp.	138,820	2,645,909
# *	Monster Worldwide, Inc.	47,702	932,097
	Norfolk Southern Corp.	144,215	10,604,129
	Northrop Grumman Corp.	131,281	9,038,697
	Paccar, Inc.	140,145	6,034,644
	Pall Corp.	46,008	1,868,385
	Parker Hannifin Corp.	64,375	4,124,506
	Pitney Bowes, Inc.	79,667	2,720,628
	Precision Castparts Corp.	53,462	5,520,486
	R. R. Donnelley & Sons Co.	81,481	2,271,690
	Raytheon Co.	162,349	9,739,317
	Robert Half International, Inc.	60,953	1,560,397
	Rockwell Automation, Inc.	56,320	2,658,867
	Rockwell Collins, Inc.	61,693	3,244,435
	Ryder System, Inc.	22,067	1,423,763
	Southwest Airlines Co.	280,849	4,277,330
*	Terex Corp.	38,495	1,935,914
	Textron, Inc.	95,658	3,931,544
	The Manitowoc Co., Inc.	49,899	1,256,457
	Tyco International, Ltd.	185,084	7,936,402
#	Union Pacific Corp.	198,328	16,639,719
	United Parcel Service, Inc.	391,806	25,122,601
	United Technologies Corp.	373,517	24,498,980
#	W.W. Grainger, Inc.	24,958	2,246,969
	Waste Management, Inc.	188,322	6,625,168
Total Industrials			493,087,462

Information Technology — (14.5%)
# *	Adobe Systems, Inc.	204,114	8,742,203
# *	Advanced Micro Devices, Inc.	232,812	1,464,387
*	Affiliated Computer Services, Inc. Class A	36,994	1,969,561
*	Agilent Technologies, Inc.	138,209	4,804,145
*	Akamai Technologies, Inc.	64,570	1,478,653
#	Altera Corp.	115,060	2,604,958
	Analog Devices, Inc.	111,348	3,113,290
# *	Apple, Inc.	338,368	57,363,527
	Applied Materials, Inc.	520,221	9,322,360

7

*	Autodesk, Inc.	85,951	3,053,839
#	Automatic Data Processing, Inc.	198,969	8,830,244
*	BMC Software, Inc.	73,307	2,386,876
# *	Broadcom Corp.	171,659	4,130,116
	CA, Inc.	149,848	3,582,866
# *	Ciena Corp.	34,601	601,365
*	Cisco Sytems, Inc.	2,267,167	54,525,366
*	Citrix Systems, Inc.	70,440	2,132,219
# *	Cognizant Technology Solutions Corp.	110,873	3,250,796
*	Computer Sciences Corp.	58,007	2,728,069
*	Compuware Corp.	100,423	1,147,835
*	Convergys Corp.	47,423	699,489
	Corning, Inc.	604,450	12,415,403
# *	Dell, Inc.	775,642	16,854,701
# *	eBay, Inc.	424,257	10,576,727
# *	Electronic Arts, Inc.	122,209	5,965,021
*	EMC Corp.	793,408	12,123,274
	Fidelity National Information Services, Inc.	65,899	1,439,893
# *	Fiserv, Inc.	62,918	3,262,927
*	Google, Inc.	89,206	41,328,248
	Hewlett-Packard Co.	946,527	44,411,047
	Intel Corp.	2,198,414	50,277,728
	International Business Machines Corp.	527,143	64,169,117
*	Intuit, Inc.	123,203	3,704,714
	Jabil Circuit, Inc.	80,279	1,353,504
# *	JDS Uniphase Corp.	88,209	896,203
# *	Juniper Networks, Inc.	201,476	5,177,933
	KLA-Tencor Corp.	65,269	2,418,869
*	Lexmark International, Inc.	33,768	1,214,635
	Linear Technology Corp.	85,151	2,779,329
*	LSI Corp.	244,653	1,626,942
*	MEMC Electronic Materials, Inc.	87,408	4,290,859
#	Microchip Technology, Inc.	70,984	2,272,198
*	Micron Technology, Inc.	292,009	1,238,118
	Microsoft Corp.	3,074,031	83,890,306
#	Molex, Inc.	53,431	1,288,756
	Motorola, Inc.	865,558	8,153,556
#	National Semiconductor Corp.	82,838	1,775,218
*	NetApp, Inc.	131,844	3,359,385
*	Novell, Inc.	135,815	873,290
*	Novellus Systems, Inc.	38,327	868,873
*	Nvidia Corp.	212,907	2,691,144
# *	Oracle Corp.	1,522,415	33,386,561
#	Paychex, Inc.	123,092	4,194,975
# *	QLogic Corp.	50,878	950,401
#	QUALCOMM, Inc.	621,255	32,709,076
*	Sandisk Corp.	86,255	1,247,247
*	Sun Microsystems, Inc.	300,049	2,700,441
*	Symantec Corp.	322,440	7,193,636
*	Tellabs, Inc.	152,530	794,681
*	Teradata Corp.	68,969	1,694,568
# *	Teradyne, Inc.	65,852	614,399
#	Texas Instruments, Inc.	507,667	12,442,918
	Total System Services, Inc.	76,063	1,515,175
*	Unisys Corp.	136,730	559,226

8

*	VeriSign, Inc.	74,728	2,389,054
	Western Union Co.	284,002	7,844,135
	Xerox Corp.	345,086	4,807,048
	Xilinx, Inc.	107,181	2,784,562
*	Yahoo!, Inc.	528,047	10,233,551
Total Information Technology			698,691,736

Materials — (3.2%)
	Air Products & Chemicals, Inc.	80,852	7,426,256
	AK Steel Holding Corp.	42,990	2,261,704
	Alcoa, Inc.	312,830	10,051,228
#	Allegheny Technologies, Inc.	38,803	1,901,347
	Ashland, Inc.	21,496	879,831
#	Ball Corp.	37,527	1,723,240
	Bemis Co., Inc.	38,245	1,067,800
	Dow Chemical Co.	357,097	12,187,721
#	duPont (E.I.) de Nemours & Co., Inc.	345,692	15,362,552
#	Eastman Chemical Co.	29,259	1,764,903
#	Ecolab, Inc.	67,349	3,080,543
#	Freeport-McMoRan Copper & Gold, Inc. Class B	147,080	13,137,186
#	Hercules, Inc.	43,412	935,529
	International Flavors & Fragrances, Inc.	30,897	1,242,368
	International Paper Co.	164,123	4,439,527
	MeadWestavco Corp.	66,675	1,765,554
	Monsanto Co.	210,618	24,063,107
#	Newmont Mining Corp.	174,255	7,858,901
#	Nucor Corp.	120,344	6,318,060
*	Pactiv Corp.	50,195	1,348,740
#	PPG Industries, Inc.	62,980	3,958,923
#	Praxair, Inc.	120,174	10,796,432
	Rohm & Haas Co.	48,141	3,612,982
#	Sealed Air Corp.	61,462	1,489,224
	Sigma-Aldrich Corp.	49,477	2,808,315
#	Titanium Metals Corp.	37,517	540,620
	United States Steel Corp.	45,178	6,011,836
#	Vulcan Materials Co.	42,003	3,143,505
	Weyerhaeuser Co.	81,080	4,499,129
Total Materials			155,677,063

Real Estate Investment Trusts — (1.1%)
	Apartment Investment & Management Co. Class A	34,443	1,220,660
	AvalonBay Communities, Inc.	29,543	2,954,300
	Boston Properties, Inc.	45,941	4,707,574
	Developers Diversified Realty Corp.	45,972	1,540,522
	Equity Residential	103,819	4,381,162
	General Growth Properties, Inc.	102,664	2,662,078
	HCP, Inc.	95,143	3,446,079
	Host Marriott Corp.	200,430	2,866,149
	Kimco Realty Corp.	97,373	3,616,433
#	Plum Creek Timber Co., Inc.	65,671	3,258,595
	ProLogis	100,614	4,332,439
	Public Storage	47,391	4,185,573
	Simon Property Group, Inc.	86,261	8,184,444
	Vornado Realty Trust	51,876	5,159,587
Total Real Estate Investment Trusts			52,515,595

Telecommunication Services — (2.8%)

9

# *	American Tower Corp.	152,205	6,290,633
	AT&T, Inc.	2,280,164	72,942,446
	CenturyTel, Inc.	40,471	1,563,395
	Embarq Corp.	56,627	2,670,529
#	Frontier Communications Corp.	124,444	1,564,261
#	Qwest Communications International, Inc.	583,968	2,207,399
	Sprint Nextel Corp.	1,094,219	9,541,590
	Verizon Communications, Inc.	1,094,075	38,423,914
	Windstream Corp.	171,667	2,132,104
Total Telecommunication Services			137,336,271

Utilities — (3.3%)
# *	AES Corp.	257,842	3,934,669
	Allegheny Energy, Inc.	64,490	2,923,332
	Ameren Corp.	80,396	3,365,377
	American Electric Power Co., Inc.	154,131	6,017,274
	CenterPoint Energy, Inc.	125,988	2,000,689
	CMS Energy Corp.	86,463	1,173,303
	Consolidated Edison, Inc.	104,637	4,279,653
	Constellation Energy Group	68,462	4,567,100
#	Dominion Resources, Inc.	221,835	9,656,478
	DTE Energy Co.	62,616	2,639,891
	Duke Energy Corp.	485,361	8,464,696
*	Dynegy, Inc.	190,690	1,136,512
#	Edison International	125,046	5,742,112
#	Entergy Corp.	73,499	7,599,062
	Exelon Corp.	251,774	19,124,753
	FirstEnergy Corp.	116,996	8,498,589
	FPL Group, Inc.	156,637	9,407,618
	Integrys Energy Group, Inc.	29,331	1,533,131
#	Nicor, Inc.	17,324	794,998
	NiSource, Inc.	105,241	1,734,372
#	Pepco Holdings, Inc.	77,296	1,959,454
#	PG&E Corp.	137,116	5,667,004
#	Pinnacle West Capital Corp.	38,623	1,359,143
	PPL Corp.	143,172	6,266,638
	Progress Energy, Inc.	100,295	4,380,886
	Public Service Enterprise Group, Inc.	195,164	7,956,836
#	Questar Corp.	66,508	3,451,100
	Sempra Energy	96,081	5,565,012
#	Southern Co.	294,457	11,045,082
	TECO Energy, Inc.	80,888	1,443,042
	Xcel Energy, Inc.	165,363	3,391,595
Total Utilities			157,079,401

TOTAL COMMON STOCKS			4,294,745,303

10

		Face Amount
		(000)
TEMPORARY CASH INVESTMENTS — (2.2%)
	Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 09/02/08 (Collateralized by $117,545,000 FHLMC 6.50%, 08/01/37 & FNMA 6.00%, 12/01/37, valued at $109,788,071) to be repurchased at $106,531,959	$106,509	106,509,000

SECURITIES LENDING COLLATERAL — (8.7%)
§ @	DFA Short Term Investment Fund LP	359,185	359,185,066

@	Repurchase Agreement, Deutsche Bank Securities 2.14%, 09/02/08 (Collateralized by $75,047,495 FNMA, rates ranging from 5.000% to 7.000%, maturities ranging from 03/01/23 to 06/01/38, valued at $59,453,617) to be repurchased at $57,735,683	57,722	57,721,958

TOTAL SECURITIES LENDING COLLATERAL			416,907,024

TOTAL INVESTMENTS - (100.0%) (Cost $4,020,768,006)##			$4,818,161,327

11

THE U.S. LARGE CAP VALUE SERIES

SCHEDULE OF INVESTMENTS

August 31, 2008

(Unaudited)

		Shares	Value †

COMMON STOCKS — (88.6%)
Consumer Discretionary — (13.2%)
* #	AutoNation, Inc.	1,441,658	$16,362,818
#	Belo Corp. Class A	16,644	122,001
	CBS Corp. Class B	5,687,606	92,025,465
#	Comcast Corp. Class A	12,429,142	263,249,228
#	Comcast Corp. Special Class A Non-Voting	2,899,710	61,299,869
*	Discovery Holding Co. Class A	1,017,390	20,581,800
	Disney (Walt) Co.	415,720	13,448,542
*	Expedia, Inc.	1,156,951	20,431,755
#	Foot Locker, Inc.	554,663	9,035,460
* #	Ford Motor Co.	11,047,826	49,273,304
	Fortune Brands, Inc.	585,610	34,445,580
#	Gannett Co., Inc.	931,585	16,572,897
*	Goodyear Tire & Rubber Co.	556,502	10,913,004
#	Hearst-Argyle Television, Inc.	316,700	6,270,660
*	HSN, Inc.	419,450	6,144,942
* #	Interval Leisure Group, Inc.	419,450	5,448,655
	J.C. Penney Co., Inc.	517,600	20,170,872
#	Leggett & Platt, Inc.	441,800	9,856,558
* #	Liberty Global, Inc. Class A	309,505	10,888,386
* #	Liberty Global, Inc. Series C	339,005	11,261,746
*	Liberty Media Corp. - Entertainment Class A	3,931,872	109,266,723
*	Liberty Media Holding Corp. Capital Class A	845,855	13,745,144
*	Liberty Media Holding Corp. Interactive Class A	4,235,162	57,555,852
	Macy’s, Inc.	1,739,930	36,225,343
#	MDC Holdings, Inc.	298,104	12,356,411
* #	Mohawk Industries, Inc.	404,517	27,931,899
	News Corp. Class A	35,876	508,004
*	Radio One, Inc. Class D	8,157	7,749
#	Royal Caribbean Cruises, Ltd.	320,400	8,708,472
#	Saks, Inc.	2,710	30,894
* #	Sears Holdings Corp.	350,614	32,238,957
	Service Corp. International	398,500	4,068,685
* #	Ticketmaster	419,450	8,988,813
#	Time Warner, Inc.	18,688,980	305,938,603
* #	Toll Brothers, Inc.	919,700	22,882,136
*	TRW Automotive Holdings Corp.	238,137	4,567,468
	Tyco Electronics, Ltd.	1,108,632	36,485,079
#	Whirlpool Corp.	186,215	15,150,452
#	Wyndham Worldwide Corp.	797,860	15,382,741
Total Consumer Discretionary			1,389,842,967

Consumer Staples — (4.0%)
	Archer-Daniels-Midland Co.	1,240,260	31,577,020

1

	Coca-Cola Enterprises, Inc.	3,580,472	61,118,657
*	Constellation Brands, Inc. Class A	846,137	17,861,952
	Corn Products International, Inc.	483,600	21,660,444
	Del Monte Foods Co.	730,063	6,220,137
	J.M. Smucker Co.	397,802	21,572,802
#	Kraft Foods, Inc.	4,530,190	142,746,287
	Molson Coors Brewing Co.	642,790	30,628,943
	PepsiAmericas, Inc.	449,925	10,541,743
* #	Smithfield Foods, Inc.	799,600	16,079,956
#	SUPERVALU, Inc.	1,536,742	35,637,047
	Tyson Foods, Inc. Class A	2,025,659	29,412,569
Total Consumer Staples			425,057,557

Energy — (14.8%)
	Anadarko Petroleum Corp.	3,481,656	214,922,625
	Apache Corp.	2,319,190	265,268,952
#	Chesapeake Energy Corp.	3,199,938	154,876,999
	Cimarex Energy Co.	361,347	20,069,212
	ConocoPhillips	4,036,857	333,081,071
#	Devon Energy Corp.	1,997,042	203,798,136
* #	Forest Oil Corp.	475,600	27,071,152
#	Marathon Oil Corp.	2,034,046	91,674,453
*	Mariner Energy, Inc.	362,280	10,538,725
*	Newfield Exploration Co.	674,465	30,499,307
	Noble Energy, Inc.	233,800	16,770,474
	Overseas Shipholding Group, Inc.	286,600	20,560,684
	Patterson-UTI Energy, Inc.	274,100	7,789,922
	Pioneer Natural Resources Co.	786,498	49,683,079
*	Pride International, Inc.	312,040	11,985,456
	Rowan Companies, Inc.	464,466	17,157,374
* #	SEACOR Holdings, Inc.	114,440	10,087,886
#	Tidewater, Inc.	431,200	26,160,904
*	Unit Corp.	147,500	9,990,175
	Valero Energy Corp.	1,239,275	43,077,199
Total Energy			1,565,063,785

Financials — (27.7%)
* #	Allegheny Corp.	36,722	11,751,040
#	Allstate Corp.	2,584,815	116,652,701
#	American Capital, Ltd.	472,547	10,273,172
	American Financial Group, Inc.	883,300	25,200,549
#	American International Group, Inc.	3,921,610	84,275,399
	American National Insurance Co.	71,652	6,839,183
#	Associated Banc-Corp.	242,510	4,243,925
	Assurant, Inc.	113,400	6,625,962
	Bank of America Corp.	6,946,274	216,306,972
	Bank of New York Mellon Corp.	214,845	7,435,785
#	Capital One Financial Corp.	1,606,984	70,932,274
	Chubb Corp.	1,648,373	79,138,388
#	Cincinnati Financial Corp.	1,328,489	39,376,414
#	CIT Group, Inc.	244,220	2,517,908
	Citigroup, Inc.	674,900	12,816,351
	CNA Financial Corp.	1,929,282	54,097,067
#	Comerica, Inc.	334,100	9,384,869
	Discover Financial Services	2,007,330	33,020,578

2

#	Federal National Mortgage Association	601,639	4,115,211
#	Fidelity National Financial, Inc.	952,159	13,358,791
#	Fifth Third Bancorp	455,000	7,179,900
#	First American Corp.	722,800	18,265,156
	First Citizens BancShares, Inc.	7,495	1,112,408
#	Fulton Financial Corp.	8,369	89,214
	Genworth Financial, Inc.	1,094,723	17,570,304
	Hanover Insurance Group, Inc.	388,766	18,361,418
	Hartford Financial Services Group, Inc.	1,281,850	80,859,098
	HCC Insurance Holdings, Inc.	315,257	7,938,171
#	Hudson City Bancorp, Inc.	610,361	11,255,057
#	Janus Capital Group, Inc.	705,391	19,024,395
	JPMorgan Chase & Co.	8,113,033	312,270,640
#	KeyCorp	928,500	11,151,285
#	Legg Mason, Inc.	294,947	13,133,990
#	Lehman Brothers Holdings, Inc.	943,839	15,186,370
	Leucadia National Corp.	50,352	2,330,794
	Lincoln National Corp.	1,244,573	63,174,525
	Loews Corp.	3,874,202	168,256,593
#	M&T Bank Corp.	447,652	31,935,494
	Marsh & McLennan Companies, Inc.	322,300	10,291,039
#	Marshall & Ilsley Corp.	596,000	9,178,400
#	Mercury General Corp.	159,125	8,105,827
	Merrill Lynch & Co., Inc.	1,433,140	40,629,519
#	MetLife, Inc.	5,587,198	302,826,132
	Morgan Stanley	3,052,197	124,621,204
#	National City Corp.	1,962,794	9,892,482
#	Nationwide Financial Services, Inc.	393,102	20,221,167
#	New York Community Bancorp, Inc.	2,262,500	37,308,625
#	Odyssey Re Holdings Corp.	351,255	13,263,389
	Old Republic International Corp.	1,782,254	19,480,036
#	Principal Financial Group, Inc.	1,186,779	54,342,610
#	Protective Life Corp.	547,200	19,857,888
	Prudential Financial, Inc.	1,861,400	137,203,794
#	Reinsurance Group of America, Inc.	479,000	23,068,640
	SAFECO Corp.	530,900	35,888,840
#	Sovereign Bancorp, Inc.	2,013,036	19,445,928
	StanCorp Financial Group, Inc.	222,900	10,924,329
#	SunTrust Banks, Inc.	813,260	34,067,461
#	Synovus Financial Corp.	745,500	6,858,600
	The Travelers Companies, Inc.	5,164,209	228,051,469
#	Torchmark Corp.	174,800	10,442,552
	Transatlantic Holdings, Inc.	168,207	10,109,241
* #	Tree.com, Inc.	69,908	531,301
#	UnionBanCal Corp.	333,700	24,587,016
	Unitrin, Inc.	377,911	9,648,068
#	Unum Group	2,446,189	62,157,662
	W. R. Berkley Corp.	679,240	16,002,894
	Wesco Financial Corp.	19,000	7,049,000
#	Zions Bancorporation	237,920	6,385,773
Total Financials			2,919,898,237

Health Care — (1.2%)
* #	Community Health Systems, Inc.	143,326	4,946,180
*	Health Management Associates, Inc.	560,097	3,254,164

3

*	King Pharmaceuticals, Inc.	575,500	6,583,720
#	Omnicare, Inc.	492,323	15,877,417
#	PerkinElmer, Inc.	65,900	1,872,219
*	Tenet Healthcare Corp.	552,220	3,329,887
* #	Watson Pharmaceuticals, Inc.	676,800	20,513,808
* #	WellPoint, Inc.	1,265,843	66,823,852
Total Health Care			123,201,247

Industrials — (14.4%)
	Alexander & Baldwin, Inc.	123,415	5,520,353
*	Allied Waste Industries, Inc.	2,728,976	36,677,437
	Burlington Northern Santa Fe Corp.	2,216,173	238,016,980
	CSX Corp.	3,367,404	217,803,691
	DRS Technologies, Inc.	91,850	7,313,097
#	GATX Corp.	390,900	17,133,147
#	IKON Office Solutions, Inc.	41,430	717,153
* #	Kansas City Southern	210,473	10,824,626
	Kennametal, Inc.	107,985	3,804,312
#	Masco Corp.	1,209,279	23,048,858
	Norfolk Southern Corp.	3,209,002	235,957,917
	Northrop Grumman Corp.	2,635,484	181,453,073
#	Pentair, Inc.	164,120	6,031,410
	R. R. Donnelley & Sons Co.	740,098	20,633,932
	Raytheon Co.	482,645	28,953,874
#	Ryder System, Inc.	466,600	30,105,032
#	Southwest Airlines Co.	5,164,520	78,655,640
	Timken Co.	346,652	11,203,793
#	Trinity Industries, Inc.	180,545	6,496,009
#	Union Pacific Corp.	4,137,400	347,127,860
* #	United Rentals, Inc.	249,961	4,046,869
*	URS Corp.	224,235	10,754,311
* #	YRC Worldwide, Inc.	124,289	2,249,631
Total Industrials			1,524,529,005

Information Technology — (3.8%)
* #	Advanced Micro Devices, Inc.	825,230	5,190,697
*	Arrow Electronics, Inc.	456,200	15,141,278
*	Avnet, Inc.	1,074,500	31,536,575
#	AVX Corp.	493,517	5,665,575
*	Computer Sciences Corp.	1,385,243	65,147,978
*	Compuware Corp.	371,363	4,244,679
* #	Convergys Corp.	101,416	1,495,886
	Fidelity National Information Services, Inc.	794,123	17,351,588
* #	IAC/InterActiveCorp.	1,048,625	17,407,183
*	Ingram Micro, Inc.	1,339,168	25,323,667
*	Integrated Device Technology, Inc.	1,230,107	13,026,833
*	International Rectifier Corp.	8,528	178,235
	Intersil Corp.	1,048,598	24,568,651
	Jabil Circuit, Inc.	823,885	13,890,701
* #	JDS Uniphase Corp.	610,462	6,202,294
*	Lender Processing Services, Inc.	201,231	6,700,992
* #	Micron Technology, Inc.	3,907,157	16,566,346
* #	NCR Corp.	184,100	4,871,286
* #	Novellus Systems, Inc.	162,992	3,695,029
*	Sandisk Corp.	138,300	1,999,818

4

* #	Sun Microsystems, Inc.	528,425	4,755,825
* #	Symantec Corp.	2,187,634	48,806,115
* #	Tech Data Corp.	338,303	11,549,664
*	Tellabs, Inc.	1,964,818	10,236,702
* #	Vishay Intertechnology, Inc.	451,723	4,015,817
#	Xerox Corp.	3,242,229	45,164,250
Total Information Technology			404,733,664

Materials — (3.2%)
	Alcoa, Inc.	964,763	30,997,835
#	Ashland, Inc.	532,611	21,799,768
	Bemis Co., Inc.	230,900	6,446,728
	Cytec Industries, Inc.	223,325	11,344,910
*	Domtar Corp.	3,324,036	18,980,246
#	Dow Chemical Co.	1,806,689	61,662,296
	International Paper Co.	1,615,245	43,692,377
	Louisiana-Pacific Corp.	83,460	812,900
	Lubrizol Corp.	179,500	9,511,705
	MeadWestavco Corp.	1,393,431	36,898,053
#	Reliance Steel & Aluminum Co.	116,900	6,664,469
*	Rockwood Holdings, Inc.	134,930	5,107,100
	Tronox, Inc. Class B	66,034	32,357
#	Valhi, Inc.	115,611	2,119,150
	Weyerhaeuser Co.	1,440,429	79,929,405
Total Materials			335,999,299

Telecommunication Services — (6.2%)
	AT&T, Inc.	8,701,918	278,374,357
#	CenturyTel, Inc.	456,003	17,615,396
#	Sprint Nextel Corp.	4,815,686	41,992,782
#	Telephone & Data Systems, Inc.	413,797	15,889,805
	Telephone & Data Systems, Inc. Special Shares	177,000	6,610,950
*	United States Cellular Corp.	268,725	14,054,318
	Verizon Communications, Inc.	7,931,577	278,556,984
Total Telecommunication Services			653,094,592

Utilities — (0.1%)
*	Reliant Energy, Inc.	927,751	15,799,600

TOTAL COMMON STOCKS			9,357,219,953

Face Amount
(000)
TEMPORARY CASH INVESTMENTS — (0.8%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 09/02/08 (Collateralized by $115,575,000 FHLMC 6.584%(r), 03/01/37 & FNMA 5.11%(r), 01/01/36, valued at $81,574,106) to be repurchased at $78,585,936	$78,569	78,569,000

5

SECURITIES LENDING COLLATERAL — (10.6%)
§ @	DFA Short Term Investment Fund LP	1,013,717	1,013,716,620

@	Repurchase Agreement, Deutsche Bank Securities 2.14%, 09/02/08 (Collateralized by $163,567,165 FNMA, rates ranging from 5.500% to 7.000%, maturities ranging from 12/01/32 to 09/01/37, valued at $113,553,681) to be repurchased at $110,272,506	110,246	110,246,292

TOTAL SECURITIES LENDING COLLATERAL			1,123,962,912

TOTAL INVESTMENTS - (100.0%) (Cost $9,974,526,829)##			$10,559,751,865

6

THE DFA INTERNATIONAL VALUE SERIES

SCHEDULE OF INVESTMENTS

August 31, 2008

(Unaudited)

		Shares	Value ††

AUSTRALIA — (4.3%)
COMMON STOCKS — (4.3%)
	Amcor, Ltd.	1,425,611	$6,690,991
	Amcor, Ltd. Sponsored ADR	77,103	1,460,824
#	APN News & Media, Ltd.	509,371	1,441,691
#	Australia & New Zealand Banking Group, Ltd.	3,401,389	47,897,111
#	AXA Asia Pacific Holdings, Ltd.	2,171,146	9,574,660
#	Bendigo Bank, Ltd.	191,751	1,887,288
	BlueScope Steel, Ltd.	1,743,215	13,706,984
#	Boral, Ltd.	1,169,855	6,427,300
#	Caltex Australia, Ltd.	265,507	2,839,978
	Commonwealth Bank of Australia	2,106,388	75,807,101
	Crown, Ltd.	171,766	1,342,633
	CSR, Ltd.	1,601,348	3,633,856
	Downer EDI, Ltd.	513,783	3,250,460
#	Fairfax Media, Ltd.	1,957,597	4,707,309
	Foster’s Group, Ltd.	4,479,598	21,380,364
	Goodman Fielder, Ltd.	2,290,858	2,888,583
	Insurance Australia Group, Ltd.	2,748,860	9,292,062
	Lend Lease Corp., Ltd.	662,249	5,443,878
#	Macquarie Group, Ltd.	71,639	2,656,486
	Metcash, Ltd.	400,000	1,346,097
#	National Australia Bank, Ltd.	3,179,770	65,980,639
	Onesteel, Ltd.	1,529,133	8,934,232
	Origin Energy, Ltd.	1,952,182	26,930,264
	OZ Minerals, Ltd.	1,588,602	2,365,116
#	Publishing and Broadcasting, Ltd.	190,851	530,187
	Qantas Airways, Ltd.	2,105,647	6,061,951
	QBE Insurance Group, Ltd.	40,687	827,495
#	Seven Network, Ltd.	195,723	1,309,648
#	Suncorp-Metway, Ltd.	1,329,287	12,905,988
	TABCORP Holdings, Ltd.	1,246,164	9,103,261
	Toll Holdings, Ltd.	202,500	1,198,965
#	Washington H. Soul Pattinson & Co., Ltd.	113,801	1,092,674
TOTAL — AUSTRALIA			360,916,076

AUSTRIA — (0.7%)
COMMON STOCKS — (0.7%)
#	Erste Group Bank AG	270,644	16,173,707
	OMV AG	457,110	29,285,455
	Voestalpine AG	185,665	10,050,231
#	Wienerberger AG	221,811	5,820,670
TOTAL — AUSTRIA			61,330,063

1

BELGIUM — (0.6%)
COMMON STOCKS — (0.6%)
*	Cumerio NV SA- Strip	2,009	—
	Delhaize Group	208,895	13,476,659
	Delhaize Group Sponsored ADR	52,900	3,392,477
#	Dexia SA	1,535,241	21,696,639
	UCB SA	287,217	11,231,573
TOTAL COMMON STOCKS			49,797,348

RIGHTS/WARRANTS — (0.0%)
*	Umicore	10,045	295
TOTAL — BELGIUM			49,797,643

CANADA — (5.7%)
COMMON STOCKS — (5.7%)
	Astral Media, Inc. Class A	40,138	1,256,533
#	Bank of Montreal	375,400	16,450,708
	Barrick Gold Corp.	1,398,132	48,654,151
	BCE, Inc.	589,125	22,321,057
#	Canadian Pacific Railway, Ltd.	339,597	20,718,679
#	Canadian Tire Corp. Class A	171,547	8,719,525
	Canadian Utilities, Ltd. Class A	1,600	64,946
*	CGI Group, Inc.	589,389	6,433,432
*	Domtar Corp.	315,000	1,800,763
	E-L Financial Corp., Ltd.	600	306,563
	Empire Co., Ltd. Class A	65,500	2,878,965
#	EnCana Corp.	577,298	43,392,497
#	Fairfax Financial Holdings, Inc.	47,800	10,489,169
#	George Weston, Ltd.	138,400	6,143,146
#	Gerdau Ameristeel Corp.	440,461	6,222,372
	Goldcorp, Inc.	529,200	18,002,170
	Industrial Alliance Insurance & Financial Services, Inc.	144,400	5,025,033
	ING Canada, Inc.	132,500	4,991,524
	Jean Coutu Group PJC, Inc. Class A	307,800	2,449,529
	Loblaw Companies, Ltd.	189,413	5,403,390
# *	Lundin Mining Corp.	411,100	1,966,837
#	Magna International, Inc. Class A	291,268	16,727,748
	Manitoba Telecom Services, Inc.	40,500	1,590,554
#	Manulife Financial Corp.	794,400	28,512,511
*	MDS, Inc.	316,264	4,846,125
	Methanex Corp.	23,300	592,046
	Metro, Inc. Class A	141,400	3,928,518
#	National Bank of Canada	262,300	12,356,608
#	Onex Corp.	168,200	4,522,613
*	OPTI Canada, Inc.	24,400	442,362
	Petro-Canada	1,022,400	45,207,836
#	Power Corp. of Canada, Ltd.	470,296	14,563,319

2

#	Quebecor, Inc. Class B	70,700	1,886,354
*	Saskatchewan Wheat Pool, Inc.	381,473	4,401,059
	Sherritt International Corp.	590,000	5,306,555
#	Sun Life Financial, Inc.	1,300,100	50,140,417
#	The Thomson Corp.	416,700	14,029,973
#	TransCanada Corp.	424,602	16,103,525
	Yamana Gold, Inc.	1,033,700	11,224,864
TOTAL — CANADA			470,073,976

DENMARK — (1.1%)
COMMON STOCKS — (1.1%)
	A P Moller - Maersk A.S.	3,225	36,080,446
*	Alm. Brand A.S.	11,571	361,198
	Carlsberg A.S. Series B	137,700	12,223,908
#	Dampskibsselsk Torm A.S.	29,600	1,016,524
	Dampskibsselskabet Torm A.S. ADR	15,086	520,467
#	Danisco A.S.	110,980	7,451,301
	Danske Bank A.S.	993,853	27,966,665
*	Jyske Bank A.S.	95,900	5,369,976
	Sydbank A.S.	71,200	2,319,913
TOTAL — DENMARK			93,310,398

FINLAND — (0.9%)
COMMON STOCKS — (0.9%)
	Fortum Oyj	401,786	16,491,634
	Kesko Oyj	157,000	4,836,428
	Outokumpu Oyj Series A	343,267	8,219,781
	Pohjola Bank P.L.C.	117,000	1,888,244
	Sampo Oyj	506,274	12,736,543
#	Stora Enso Oyj Series R	1,024,210	10,262,117
	Stora Enso Oyj Sponsored ADR	91,500	924,122
	UPM-Kymmene Oyj	975,122	16,660,549
	UPM-Kymmene Oyj Sponsored ADR	69,300	1,193,720
TOTAL — FINLAND			73,213,138

FRANCE — (8.7%)
COMMON STOCKS — (8.7%)
	Air France-KLM	257,734	6,200,818
	Atos Origin SA	30,931	1,662,323
	AXA SA	2,905,543	92,708,490
	AXA SA Sponsored ADR	90,300	2,881,473
	BNP Paribas SA	1,666,604	149,502,992
	Capgemini SA	266,832	15,753,861
	Casino Guichard Perrachon SA	93,493	9,161,732
	Ciments Francais SA	29,707	4,094,329
	CNP Assurances	74,461	8,937,798
	Compagnie de Saint-Gobain	598,264	36,551,491
	Compagnie Generale des Establissements Michelin Series B	218,241	14,146,379
	Credit Agricole SA	1,487,640	31,539,031
	Esso Ste Anonyme Francaise	2,114	424,330

3

	Euler Hermes SA	10,758	860,973
#	European Aeronautic Defence & Space Co.	696,957	15,602,403
	France Telecom SA	857,969	25,297,195
	France Telecom SA Sponsored ADR	123,605	3,636,459
	Lafarge SA	329,225	39,717,085
	Lagardere S.C.A.	245,851	13,723,834
	Nexans SA	23,976	3,021,241
	Peugeot SA	335,527	15,941,402
	PPR SA	161,039	18,727,060
	Renault SA	394,997	32,983,535
#	Rexel SA	123,451	1,867,586
#	Safran SA	321,769	5,718,382
	Schneider Electric SA	296,939	29,847,984
	SCOR SE (4797364)	6	18
	SCOR SE (B1LB9P6)	193,766	4,464,087
	Societe Generale Paris	366,910	35,393,062
	Vivendi SA	2,556,392	98,761,123
TOTAL — FRANCE			719,128,476

GERMANY — (10.6%)
COMMON STOCKS — (10.6%)
	Allianz SE	464,749	77,476,311
#	Allianz SE Sponsored ADR	2,772,640	46,247,635
	AMB Generali Holding AG	36,508	6,162,732
	Bayerische Motoren Werke AG	730,223	29,873,677
	Bilfinger Berger AG	21,332	1,497,225
	Celesio AG	135,910	5,224,864
	Commerzbank AG	1,122,000	32,963,780
	Daimler AG	1,734,297	101,092,912
#	Daimler AG Sponsored ADR	163,964	9,572,218
#	Deutsche Bank AG	801,377	68,058,301
	Deutsche Bank AG ADR	128,363	10,894,168
	Deutsche Lufthansa AG	407,381	8,747,851
	Deutsche Postbank AG	14,003	912,831
	Deutsche Telekom AG	2,621,866	43,182,563
	Deutsche Telekom AG Sponsored ADR	2,860,650	47,114,905
	E.ON AG	1,867,737	108,883,735
	E.ON AG Sponsored ADR	1,091,708	63,937,298
#	Fraport AG	41,329	2,658,088
	Hannover Rueckversicherung AG	110,141	4,672,035
	Heidelberger Zement AG	28,931	3,239,631
	Hochtief AG	8,774	738,560
#	Hypo Real Estate Holding AG	39,305	946,219
*	Infineon Technologies AG	1,247,436	10,651,852
*	Infineon Technologies AG ADR	98,600	839,086
	Lanxess AG	44,897	1,721,776
	Linde AG	137,956	17,310,334
	Munchener Rueckversicherungs-Gesellschaft AG	400,549	62,187,993
	Salzgitter AG	47,551	7,281,481
	SCA Hygiene Products AG	3,195	1,461,935
#	Suedzucker AG	102,666	1,740,206

4

	ThyssenKrupp AG	405,612	20,194,896
#	TUI AG	329,789	6,553,934
#	Volkswagen AG	268,652	80,228,288
TOTAL — GERMANY			884,269,320

GREECE — (0.3%)
COMMON STOCKS — (0.3%)
	Agricultural Bank of Greece S.A.	350,994	1,217,483
	Alpha Bank A.E.	183,632	4,672,679
	EFG Eurobank Ergasias S.A.	60,000	1,206,995
	Hellenic Petroleum S.A.	598,147	7,515,437
	National Bank of Greece S.A. ADR	637,630	5,617,520
	Piraeus Bank S.A.	74,113	1,997,563
TOTAL — GREECE			22,227,677

HONG KONG — (2.8%)
COMMON STOCKS — (2.8%)
#	C C Land Holdings, Ltd.	900,000	379,539
#	Cathay Pacific Airways, Ltd.	2,783,000	5,160,776
	Cheung Kong Holdings, Ltd.	3,320,000	47,190,328
	Cheung Kong Infrastructure Holdings, Ltd.	610,000	2,645,574
# *	CITIC International Financial Holdings, Ltd.	1,425,000	1,143,056
	Dah Sing Banking Group, Ltd.	306,964	429,662
	Dah Sing Financial Holdings, Ltd.	194,400	1,191,183
# *	Galaxy Entertainment Group, Ltd.	1,318,000	508,829
	Great Eagle Holdings, Ltd.	521,233	1,443,970
	Hang Lung Group, Ltd.	2,267,000	9,656,935
	Henderson Land Development Co., Ltd.	1,910,000	11,513,494
	Hong Kong and Shanghai Hotels, Ltd.	1,147,022	1,634,166
	Hopewell Holdings, Ltd.	1,455,000	5,544,200
	Hutchison Whampoa, Ltd.	5,635,000	52,312,208
	Hysan Development Co., Ltd.	1,973,191	5,392,323
	Kingboard Chemical Holdings, Ltd.	450,000	2,025,010
	MTR Corp., Ltd.	3,437,040	11,065,500
#	New World China Land, Ltd.	1,963,600	721,220
	New World Development Co., Ltd.	4,064,065	6,168,252
	Sino Land Co., Ltd.	2,559,315	4,479,941
	Sun Hung Kai Properties, Ltd.	2,603,000	35,493,093
	Wharf Holdings, Ltd.	3,613,740	13,060,000
	Wheelock and Co., Ltd.	3,774,000	8,950,890
	Wheelock Properties, Ltd.	1,565,000	1,148,408
TOTAL — HONG KONG			229,258,557

IRELAND — (0.5%)
COMMON STOCKS — (0.5%)
	Allied Irish Banks P.L.C. (0019783)	932,956	11,845,829
	Allied Irish Banks P.L.C. (4020684)	347,250	4,376,211
	Allied Irish Banks P.L.C. Sponsored ADR	391,037	10,030,099
	Bank of Ireland P.L.C.	1,247,876	9,941,974
	Bank of Ireland P.L.C. Sponsored ADR	8,000	261,200
	Irish Life & Permanent P.L.C.	740,650	6,879,612
TOTAL — IRELAND			43,334,925

5

ITALY — (2.0%)
COMMON STOCKS — (2.0%)
#	Banca Monte Dei Paschi di Siena SpA	2,567,238	6,743,578
	Banca Popolare di Milano Scarl	1,011,678	10,075,715
	Banco Popolare Scarl	227,880	4,340,793
	Fondiaria - Sai SpA	167,605	4,643,939
	Intesa Sanpaolo SpA	2,911,755	15,629,884
#	Italcementi SpA	324,346	4,542,475
	Italmobiliare SpA	29,210	2,106,099
	Pirelli & Co. SpA	6,030,909	4,072,569
	Telecom Italia SpA	1,211,763	1,948,954
	Telecom Italia SpA Sponsored ADR	1,853,000	29,907,420
	UniCredito Italiano SpA	10,390,107	55,905,623
	Unione di Banche Italiane ScpA	962,044	21,505,075
	Unipol Gruppo Finanziario SpA	1,822,774	4,544,498
TOTAL — ITALY			165,966,622

JAPAN — (11.3%)
COMMON STOCKS — (11.3%)
	AEON Co., Ltd.	320,300	3,673,351
	Aioi Insurance Co., Ltd.	1,277,735	6,290,387
	Aisin Seiki Co., Ltd.	192,200	5,059,892
	Ajinomoto Co., Inc.	1,163,000	10,596,705
	Alps Electric Co., Ltd.	263,100	2,377,901
	Amada Co., Ltd.	631,000	3,821,984
	Aoyama Trading Co., Ltd.	105,500	1,909,703
#	Asatsu-Dk, Inc.	32,500	844,154
	Bridgestone Corp.	1,512,700	25,448,442
	Calsonic Kansei Corp.	190,000	631,713
	Canon Marketing Japan, Inc.	124,900	2,049,843
	Chudenko Corp.	41,100	591,801
	Chuo Mitsui Trust Holdings, Inc.	637,000	3,511,899
	Citizen Holdings Co., Ltd.	415,800	2,871,406
	Coca-Cola West Japan Co., Ltd.	76,700	1,773,832
#	Comsys Holdings Corp.	149,000	1,319,611
	Cosmo Oil Co., Ltd.	980,000	2,862,309
#	CSK Holdings Corp.	100,600	1,587,143
	Dai Nippon Printing Co., Ltd.	1,125,000	15,883,318
#	Dai Nippon Sumitomo Pharma Co., Ltd.	321,000	2,844,608
	Daicel Chemical Industries, Ltd.	485,000	2,459,450
	Dainippon Ink & Chemicals, Inc.	596,000	1,320,862
	Daiwa House Industry Co., Ltd.	943,000	9,266,527
	Denso Corp.	7,500	194,426
#	Dentsu, Inc.	527	1,059,750
#	Ebara Corp.	253,000	591,880
# *	Elpida Memory, Inc.	112,900	2,431,023
	Fuji Electric Holdings Co., Ltd.	781,780	1,841,077

6

	Fuji Heavy Industries, Ltd.	1,017,000	5,813,791
	FUJIFILM Holdings Corp.	1,109,400	30,526,232
	Fujikura, Ltd.	609,000	2,834,742
	Fukuoka Financial Group, Inc.	1,368,000	4,811,991
	Futaba Industrial Co., Ltd.	85,600	1,377,262
	Glory, Ltd.	75,400	1,608,567
	Gunze, Ltd.	248,000	1,049,282
	H20 Retailing Corp.	198,000	1,218,132
#	Hakuhodo Dy Holdings, Inc.	12,670	645,759
	Hankyu Hanshin Holdings, Inc.	2,126,000	9,363,949
	Heiwa Corp.	81,500	726,222
	Hino Motors, Ltd.	217,000	1,056,915
	Hitachi Cable, Ltd.	364,000	1,311,044
	Hitachi Transport System, Ltd.	111,000	1,502,589
	Hitachi, Ltd.	6,815,000	50,192,095
	Hitachi, Ltd. Sponsored ADR	140,900	10,325,152
	House Foods Corp.	117,000	1,904,380
# *	Idemitsu Kosan Co., Ltd.	25,800	2,291,230
	INPEX Holdings, Inc.	1	2,613
	JS Group Corp.	564,600	7,664,604
	Juroku Bank, Ltd.	400,000	1,657,323
	Kajima Corp.	1,436,000	4,420,505
	Kamigumi Co., Ltd.	488,000	3,766,499
#	Kandenko Co., Ltd.	129,000	775,652
	Kaneka Corp.	560,000	3,517,073
	Kansai Paint Co., Ltd.	111,000	700,277
	Kinden Corp.	240,000	2,292,685
	Kissei Pharmaceutical Co., Ltd.	41,000	891,925
	Komori Corp.	101,100	1,475,172
	Kuraray Co., Ltd.	107,000	1,115,017
	Kyocera Corp.	338,100	28,336,234
	Kyocera Corp. Sponsored ADR	13,600	1,138,456
	Mabuchi Motor Co., Ltd.	36,300	1,694,942
#	MARUI GROUP CO., Ltd.	498,500	3,642,948
	Matsushita Electric Industrial Co., Ltd.	981,135	20,166,100
	Matsushita Electric Works, Ltd.	634,000	5,860,155
	Meiji Dairies Corp.	88,000	502,516
#	Meiji Seika Kaisha, Ltd.	408,000	1,921,078
	Mitsubishi Gas Chemical Co., Inc.	95,000	538,068
#	Mitsubishi Heavy Industries, Ltd.	6,202,000	29,620,499
#	Mitsubishi Logistics Corp.	146,000	1,655,784
#	Mitsubishi Rayon Co., Ltd.	1,012,000	2,731,022
	Mitsubishi UFJ Financial Group, Inc. ADR	882,500	6,742,300
#	Mitsui Chemicals, Inc.	1,281,800	6,326,528
#	Mitsui Mining and Smelting Co., Ltd.	915,000	2,438,006
*	Mitsui Sumitomo Insurance Group Holdings, Inc.	776,100	25,455,388
	Musashino Bank, Ltd.	37,500	1,093,940
	Nagase & Co., Ltd.	196,000	1,856,081
	NEC Corp.	4,527,101	20,862,904
#	NGK Spark Plug Co., Ltd.	254,000	2,806,900
	Nippon Express Co., Ltd.	1,403,000	6,560,059
	Nippon Kayaku Co., Ltd.	128,000	814,552

7

	Nippon Meat Packers, Inc.	326,000	5,292,705
	Nippon Mining Holdings, Inc.	1,783,000	9,903,836
	Nippon Mitsubishi Oil Corp.	2,813,050	17,544,733
	Nippon Paper Group, Inc.	1,609	4,595,094
#	Nippon Sheet Glass Co., Ltd.	1,039,000	5,320,721
	Nippon Shokubai Co., Ltd.	231,000	1,481,435
	Nippon Suisan Kaisha, Ltd.	254,000	881,244
	Nippon Television Network Corp.	9,400	935,395
	Nipponkoa Insurance Co., Ltd.	873,000	5,727,690
#	Nipro Corp.	42,000	766,537
	Nishi-Nippon Bank, Ltd.	1,123,000	2,933,716
	Nishi-Nippon Railroad Co., Ltd.	78,000	271,452
#	Nissan Motor Co., Ltd.	2,878,100	21,862,310
	Nissay Dowa General Insurance Co., Ltd.	383,000	1,994,943
	Nisshin Seifun Group, Inc.	335,500	4,629,130
	Nisshin Steel Co., Ltd.	1,226,000	3,275,531
#	Nisshinbo Industries, Inc.	305,000	3,358,096
	NOK Corp.	112,600	1,613,638
	Obayashi Corp.	973,000	4,500,633
#	Oji Paper Co., Ltd.	1,808,000	9,445,249
#	Onward Holdings Co., Ltd.	251,000	2,725,849
#	Pioneer Electronic Corp.	272,600	2,069,226
	Q.P. Corp.	156,800	1,484,275
	Rengo Co., Ltd.	384,000	2,773,390
	RICOH COMPANY, Ltd.	802,000	13,238,312
	Rohm Co., Ltd.	176,900	10,184,674
	Sanwa Holdings Corp.	238,000	886,105
	Sapporo Hokuyo Holdings, Inc.	428	2,303,635
#	Sega Sammy Holdings, Inc.	373,300	3,540,725
	Seiko Epson Corp.	257,000	7,414,352
	Seino Holdings Co., Ltd.	295,000	1,724,875
	Sekisui Chemical Co., Ltd.	689,000	4,267,326
	Sekisui House, Ltd.	1,164,000	11,000,860
	Shiga Bank, Ltd.	301,000	1,977,442
#	Shimachu Co., Ltd.	70,700	1,700,045
	Shimizu Corp.	1,131,000	4,771,176
	Shinko Securities Co., Ltd.	819,000	2,379,778
#	Shinsei Bank, Ltd.	394,000	1,339,735
	Shizuoka Bank, Ltd.	971,000	9,728,850
#	Showa Shell Sekiyu K.K.	36,200	409,244
#	Sohgo Security Services Co., Ltd.	101,300	1,152,821
	Sojitz Corp.	1,875,200	5,350,443
	Sompo Japan Insurance, Inc.	1,937,000	17,464,966
	Sony Corp.	679,600	25,979,672
	Sony Corp. Sponsored ADR	260,616	9,955,531
	Sumitomo Bakelite Co., Ltd.	347,000	1,790,188
	Sumitomo Corp.	964,100	12,011,524
	Sumitomo Electric Industries, Ltd.	1,130,100	12,968,535
	Sumitomo Forestry Co., Ltd.	158,000	1,128,574
	Sumitomo Rubber Industries, Ltd.	256,500	2,046,288
	Sumitomo Trust & Banking Co., Ltd.	2,856,000	17,048,162
	Suzuken Co., Ltd.	25,000	898,078

8

	Taiheiyo Cement Corp.	1,638,800	2,687,571
	Taisei Corp.	1,740,000	3,960,913
	Taisho Pharmaceutical Co., Ltd.	262,000	5,557,405
	Taiyo Yuden Co., Ltd.	184,000	2,027,887
#	Takashimaya Co., Ltd.	299,000	2,556,053
	TDK Corp.	105,700	6,123,151
	Teijin, Ltd.	1,881,000	6,027,152
	The 77 Bank, Ltd.	494,000	2,819,278
	The Awa Bank, Ltd.	246,600	1,304,222
#	The Bank of Iwate, Ltd.	19,600	1,108,407
	The Bank of Kyoto, Ltd.	363,400	3,790,069
	The Bank of Nagoya, Ltd.	213,000	1,159,488
	The Chiba Bank, Ltd.	847,000	4,641,463
	The Chugoku Bank, Ltd.	247,800	3,239,973
	The Daishi Bank, Ltd.	427,000	1,700,873
	The Fuji Fire & Marine Insurance Co., Ltd.	297,000	807,832
	The Gunma Bank, Ltd.	529,000	2,977,758
	The Hachijuni Bank, Ltd.	695,000	4,030,492
	The Higo Bank, Ltd.	278,000	1,605,567
	The Hiroshima Bank, Ltd.	719,000	2,692,297
	The Hokkoku Bank, Ltd.	394,000	1,445,166
	The Hyakugo Bank, Ltd.	303,000	1,707,562
	The Hyakujishi Bank, Ltd.	329,000	1,737,427
	The Iyo Bank, Ltd.	350,000	3,714,070
	The Joyo Bank, Ltd.	1,554,000	7,154,755
	The Kagoshima Bank, Ltd.	273,000	1,806,935
	The Keiyo Bank, Ltd.	317,000	1,481,156
	The Nanto Bank, Ltd.	317,000	1,710,068
	The Ogaki Kyoritsu Bank, Ltd.	334,000	1,714,674
	The San-in Godo Bank, Ltd.	241,000	1,864,208
#	Toda Corp.	385,000	1,385,510
	Tokai Tokyo Securities Co., Ltd.	155,000	549,462
	Tokio Marine Holdings, Inc.	1,629,300	55,261,346
	Tokyo Steel Manufacturing Co., Ltd.	186,800	1,972,285
	Toppan Forms Co., Ltd.	48,500	582,970
	Toppan Printing Co., Ltd.	1,188,000	10,707,617
	Toshiba TEC Corp.	181,000	909,312
	Toyo Ink Manufacturing Co., Ltd.	213,000	697,899
	Toyo Seikan Kaisha, Ltd.	344,700	6,247,213
#	Toyobo Co., Ltd.	743,000	1,237,106
	Toyota Auto Body Co., Ltd.	105,100	1,841,801
	TV Asahi Corp.	931	1,329,263
	UNY Co., Ltd.	309,000	3,406,413
#	Wacoal Corp.	135,000	1,587,539
	Yamaguchi Financial Group, Inc.	313,000	3,593,149
#	Yamaha Corp.	285,400	5,010,632
	Yamaha Motor Co., Ltd.	255,300	3,932,941
	Yamanashi Chuo Bank, Ltd.	241,000	1,275,120
#	Yamazaki Baking Co., Ltd.	155,000	1,828,659
	Yokogawa Electric Corp.	116,500	846,510
	Yokohama Rubber Co., Ltd.	410,000	2,145,092
TOTAL — JAPAN			936,268,591

9

	MALAYSIA — (0.0%)
	COMMON STOCKS — (0.0%)
*	Rekapacific Berhad	691,000	—

	NETHERLANDS — (5.7%)
	COMMON STOCKS — (5.7%)
	Aegon NV	3,298,073	38,851,359
	ArcelorMittal	1,934,081	151,717,002
	Heineken Holding NV	74,614	3,309,482
#	ING Groep NV	3,203,383	99,799,293
	ING Groep NV Sponsored ADR	538,200	16,764,930
	Koninklijke Ahold NV	1,358,233	16,981,698
#	Koninklijke DSM NV	397,767	22,893,348
	Koninklijke Philips Electronics NV	3,292,546	106,975,247
	Koninklijke Philips Electronics NV ADR	133,700	4,333,217
	SNS Reaal	194,551	3,232,894
	STMicroelectronics NV	643,493	8,405,048
	TOTAL — NETHERLANDS		473,263,518

	NEW ZEALAND — (0.1%)
	COMMON STOCKS — (0.1%)
#	Contact Energy, Ltd.	1,423,493	8,310,722
#	Fletcher Building, Ltd.	594,072	3,094,256
	TOTAL — NEW ZEALAND		11,404,978

	NORWAY — (1.2%)
	COMMON STOCKS — (1.2%)
	DNB Nor ASA Series A	2,582,094	29,935,665
# *	Marine Harvest	5,652,000	3,936,673
	Norsk Hydro ASA	1,819,214	19,386,623
	Norsk Hydro ASA Sponsored ADR	59,900	642,326
	Orkla ASA	2,780,950	35,675,304
	Storebrand ASA	713,900	5,548,901
	Wilh. Wilhelmsen ASA	11,850	370,643
	TOTAL — NORWAY		95,496,135

	PORTUGAL — (0.1%)
	COMMON STOCKS — (0.1%)
	Banco BPI SA	275,646	926,296
#	Banco Comercial Portugues SA	2,008,205	3,469,550
#	Banco Espirito Santo SA	320,446	4,140,562
#	Cimpor Cimentos de Portugal SA	129,009	810,283
	TOTAL — PORTUGAL		9,346,691

10

SINGAPORE — (1.3%)
COMMON STOCKS — (1.3%)
# *	Chartered Semiconductor Manufacturing, Ltd.	1,416,000	481,851
	DBS Group Holdings, Ltd.	3,365,500	42,555,040
	Fraser & Neave, Ltd.	2,421,450	7,425,580
	Jardine Cycle & Carriage, Ltd.	179,324	2,236,514
#	Neptune Orient Lines, Ltd.	609,000	959,755
	Overseas Chinese Banking Corp., Ltd.	3,178,000	18,009,079
	Singapore Airlines, Ltd.	1,489,600	15,930,132
	Singapore Land, Ltd.	687,000	2,656,270
	United Industrial Corp., Ltd.	1,391,000	2,359,653
	United Overseas Bank, Ltd.	543,000	7,227,481
	UOL Group, Ltd.	1,740,600	3,519,108
	Venture Corp., Ltd.	85,000	597,004
#	Wheelock Properties, Ltd.	605,000	557,007
TOTAL — SINGAPORE			104,514,474

SPAIN — (4.4%)
COMMON STOCKS — (4.4%)
	Abertis Infraestructuras SA	81,400	1,681,334
	Acciona SA	70,229	13,965,340
#	Acerinox SA	629,295	11,893,627
	Banco Bilbao-Vizcaya Argentaria SA Sponsored ADR	391,100	6,582,213
#	Banco de Sabadell SA	2,504,343	19,498,857
#	Banco Espanol de Credito SA	363,460	4,966,942
#	Banco Pastor SA	320,162	3,100,190
#	Banco Popular Espanol SA	481,719	5,090,551
#	Banco Santander Central Hispano SA	7,329,732	124,600,933
#	Banco Santander SA Sponsored ADR	3,044,700	51,699,006
#	Bankinter SA	210,353	2,233,723
#	Fomento de Construcciones y Contratas SA	46,530	2,330,777
	Gas Natural SDG SA	218,361	10,116,261
#	Grupo Catalana Occidente SA	125,781	3,585,001
#	Grupo Ferrovial SA	242,463	12,114,844
#	Iberia Lineas Aereas de Espana SA	617,500	1,830,689
#	Mapfre SA	732,775	3,504,381
	Repsol YPF SA	1,537,866	47,566,954
	Repsol YPF SA Sponsored ADR	1,285,700	39,663,845
#	Sacyr Vallehermoso SA	68,588	1,240,573
TOTAL — SPAIN			367,266,041

SWEDEN — (2.3%)
COMMON STOCKS — (2.3%)
#	Boliden AB	497,200	3,132,255
#	Electrolux AB Series B	533,100	6,839,845
	Holmen AB Series A	6,300	209,001
#	Holmen AB Series B	150,400	4,797,960
	Nordea Bank AB	4,374,518	58,107,282
	Skandinaviska Enskilda Banken AB Series A	743,500	13,295,119
	Skandinaviska Enskilda Banken AB Series C	9,800	164,185

11

#	Skanska AB Series B	462,800	5,822,890
	SSAB Svenskt Stal AB Series A	271,300	6,614,357
	SSAB Svenskt Stal AB Series B	131,700	2,854,939
	Svenska Cellulosa AB	57,000	652,395
	Svenska Cellulosa AB Series B	1,308,500	14,864,932
	Svenska Handelsbanken AB Series A	762,000	18,334,946
#	Swedbank AB Series A	349,300	6,138,194
	Tele2 AB Series B	490,700	7,547,526
	Telefonaktiebolaget LM Erricson Sponsored ADR	1,086,526	12,408,127
	TeliaSonera AB	3,903,500	27,203,275
	Volvo AB Series A	227,400	2,482,538
TOTAL — SWEDEN			191,469,766

SWITZERLAND — (5.6%)
COMMON STOCKS — (5.6%)
	Adecco SA	250,003	11,730,627
	Baloise-Holding AG	206,141	17,636,008
	Banque Cantonale Vaudoise	9,461	2,863,640
	Compagnie Financiere Richemont AG Series A	1,125,900	65,510,372
#	Credit Suisse Group AG	1,826,488	84,717,459
	Credit Suisse Group AG Sponsored ADR	591,859	27,450,420
	Givaudan SA	13,960	11,616,638
	Holcim, Ltd.	448,025	32,213,404
	Julius Baer Holdings, Ltd. AG	38,097	2,318,407
	PSP Swiss Property AG	98,640	5,974,142
	St. Galler Kantonalbank	9,132	3,888,603
	Sulzer AG	15,000	1,843,045
	Swiss Life Holding AG	127,247	23,149,359
	Swiss Re	747,678	45,988,521
	Syngenta AG	95,564	25,640,739
*	UBS AG	793,947	17,257,327
	Zurich Financial SVCS AG	309,213	80,725,098
TOTAL COMMON STOCKS			460,523,809

RIGHTS/WARRANTS — (0.0%)
*	UBS AG Rights 06/12/08 (B2QTJ29)	754,250	1,109,645
TOTAL — SWITZERLAND			461,633,454

UNITED KINGDOM — (17.3%)
COMMON STOCKS — (17.3%)
#	Alliance & Leicester P.L.C.	448,296	2,658,511
	Anglo American P.L.C.	1,369,125	72,777,001
	Arriva P.L.C.	105,930	1,528,137
	Associated British Foods P.L.C.	1,320,465	19,372,076
	Aviva P.L.C.	6,768,276	63,179,038
	Barclays P.L.C. Sponsored ADR	2,263,390	58,169,123
#	British Airways P.L.C.	2,481,713	11,286,238
	Cable and Wireless P.L.C.	3,342,769	10,776,895
*	Cadbury P.L.C. Sponsored ADR	56,000	2,582,720

12

	Carnival P.L.C.	685,658	23,506,132
	Carnival P.L.C. ADR	218,000	7,562,420
	Cookson Group P.L.C.	529,282	6,247,809
#	DSG International P.L.C.	2,744,891	2,466,466
*	easyJet P.L.C.	708,463	4,228,565
	Enterprise Inns P.L.C.	1,212,242	6,669,296
	Friends Provident P.L.C.	4,365,221	7,831,322
	GKN P.L.C.	2,597,068	11,583,655
	HBOS P.L.C.	8,458,158	48,414,238
	HSBC Holdings P.L.C. Sponsored ADR	2,241,143	176,400,366
	International Power P.L.C.	2,272,744	16,314,629
	ITV P.L.C.	11,443,244	9,306,940
	Kingfisher P.L.C.	7,751,726	18,724,343
	Ladbrokes P.L.C.	1,091,195	4,484,969
	Legal and General Group P.L.C.	14,896,697	27,178,339
	Meggitt P.L.C.	2,425,171	10,139,242
	Mondi P.L.C.	1,134,110	6,733,050
	Old Mutual P.L.C.	7,500,690	13,265,683
	Pearson P.L.C.	901,901	11,139,618
	Pearson P.L.C. Sponsored ADR	1,763,809	21,871,232
	Rexam P.L.C.	2,502,227	18,467,395
*	Rolls-Royce Group P.L.C.	2,198,250	15,865,574
	Royal Bank of Scotland Group P.L.C.	26,156,343	111,245,143
	Royal Dutch Shell P.L.C. ADR	1,265,345	87,043,083
	RSA Insurance Group P.L.C.	13,325,551	36,481,766
	SABmiller P.L.C.	1,209,147	25,972,577
	Sainsbury (J.) P.L.C.	4,948,615	31,299,843
	Schroders P.L.C.	123,678	2,280,637
	Schroders P.L.C. Non-Voting	63,155	1,034,882
#	Thomas Cook Group P.L.C.	1,606,317	6,689,035
	Tomkins P.L.C. Sponsored ADR	330,800	3,618,952
	Vodafone Group P.L.C.	63,241,202	161,615,992
	Vodafone Group P.L.C. Sponsored ADR	6,329,818	161,726,850
	Whitbread P.L.C.	647,323	13,281,419
	William Morrison Supermarkets P.L.C.	7,113,159	36,517,305
	WPP Group P.L.C.	1,301,269	12,665,833
	WPP Group P.L.C. Sponsored ADR	24,445	1,192,672
	Xstrata P.L.C.	661,917	36,904,053
TOTAL — UNITED KINGDOM			1,440,301,064

		Face
		Amount	Value †
		(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
	Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 09/02/08 (Collateralized by $21,080,000 FNMA 5.50%, 02/25/36, valued at $16,017,513) to be repurchased at $15,782,401	$15,779	15,779,000

SECURITIES LENDING COLLATERAL — (12.3%)
§ @	DFA Short Term Investment Fund LP	897,185	897,184,640

@	Repurchase Agreement, Barclays Capital, Inc. 2.14%, 09/02/08 (Collateralized by $37,262,000 FHLMC 3.050%, 04/28/10, valued at $37,509,471) to be repurchased at $36,781,766	36,773	36,773,022

@	Repurchase Agreement, Deutsche Bank Securities 2.14%, 09/02/08 (Collateralized by $231,318,655 FHLMC, rates ranging from 5.000% to 7.000%, maturities ranging from 06/01/19 to 06/01/38 & FNMA, rates ranging from 4.419%(r) to 7.000%, maturities ranging from 06/01/20 to 08/01/38, valued at $93,757,573) to be repurchased at $91,941,045	91,919	91,919,189

TOTAL SECURITIES LENDING COLLATERAL			1,025,876,851

TOTAL INVESTMENTS - (100.0%)
(Cost $8,274,920,170) ##			$8,305,447,434

13

THE EMERGING MARKETS SERIES

SCHEDULE OF INVESTMENTS

August 31, 2008

(Unaudited)

		Shares	Value ††

ARGENTINA — (0.4%)
COMMON STOCKS — (0.4%)
*	Alpargatas S.A.I.C.	1,078	$1,310
	Alto Palermo SA Series A	5,000	15,276
	BBVA Banco Frances SA	399,900	739,512
*	Capex SA Series A	158,679	305,235
*	Celulosa Argentina SA Series B	24,922	28,926
*	Central Puerto SA Series B	16,000	30,519
*	Endesa Costanera SA Series B	114,100	138,698
*	Gas Natural Ban SA	345,000	211,919
*	IRSA Inversiones y Representaciones SA	657,649	595,319
*	Juan Minetti SA	353,151	182,675
	Ledesma S.A.A.I.	242,632	333,376
*	MetroGas SA Series B	543,115	194,900
*	Molinos Rio de la Plata SA Series B	596,060	1,458,759
	Petrobras Energia Participacio	1,004,566	1,139,943
	Siderar S.A.I.C. Series A	649,191	5,267,976
	Solvay Indupa S.A.I.C.	555,366	687,663
	Transportadora de Gas del Sur SA Series B	445,280	306,627
TOTAL — ARGENTINA			11,638,633

BRAZIL — (10.7%)
COMMON STOCKS — (3.3%)
	Banco Bradesco SA	107,177	1,760,859
	Banco do Brasil SA	33,635	489,668
	Brasil Telecom Participacoes SA	59,520	1,960,874
	Companhia de Bebidas das Americas	85,924	4,638,842
	Companhia de Concessoes Radoviarias	157,300	2,877,721
	Companhia Siderurgica Nacional SA	502,476	17,509,593
	Companhia Vale do Rio Doce ADR	290,000	7,699,500
	CPFL Energia SA	1,935	40,362
	Petroleo Brasilerio SA ADR (71654V101)	641,440	27,562,677
	Petroleo Brasilerio SA ADR (71654V408)	455,050	23,999,337
	Souza Cruz SA	95,874	2,507,429
	Tele Norte Leste Participacoes SA	59,254	1,455,176
	Tractebel Energia SA	164,900	2,038,488
*	Vivo Participacoes SA	64,140	362,017
	Weg SA	310,566	3,410,510
TOTAL COMMON STOCKS			98,313,053

1

PREFERRED STOCKS — (7.4%)
	Aracruz Celulose SA Series B	102,635	564,807
#	Aracruz Celulose SA Sponsored ADR	48,400	2,676,036
	Banci Itau Holding Financeira SA	1,507,125	28,552,159
	Banco Bradesco SA	1,636,841	30,035,530
	Brasil Telecom Participacoes SA	222,326	2,865,687
	Brasil Telecom Participacoes SA ADR	10,165	666,214
	Brasil Telecom SA	234,762	2,413,872
	Companhia de Bebidas das Americas	83	5,108
	Companhia de Bebidas das Americas Preferred ADR	162,700	10,069,503
	Companhia Energetica de Minas Gerais	327,798	7,052,685
	Companhia Energetica de Minas Gerais SA Sponsored ADR	22,240	479,939
	Companhia Vale do Rio Doce Series A	2,173,591	50,672,674
	Companhia Vale do Rio Doce Series B	81,160	—
	Companhia Vale do Rio Doce Sponsored ADR	324,500	7,713,365
*	Empresa Nasional de Comercio Redito e Participacoes SA	480	8,612
	Gerdau SA	756,268	14,243,821
	Metalurgica Gerdau SA	296,550	7,550,199
	Tele Norte Leste Participacoes SA	180,034	4,191,589
	Tele Norte Leste Participacoes SA ADR	137,000	3,181,140
	Telecomunicacoes de Sao Paulo SA	247,800	7,069,141
	Telemar Norte Leste SA	63,412	3,306,761
#	Tim Participacoes SA ADR	77,080	1,734,300
	Unibanco-Uniao de Bancos Brasileiros SA	40,000	215,951
	Unibanco-Uniao de Bancos Brasileiros SA ADR	46,000	5,499,760
	Unibanco-Uniao de Bancos Brasileiros Units SA	878,094	10,402,451
	Usinas Siderurgicas de Minas Gerais SA Series A	337,962	11,859,771
	Usinas Siderurgicas de Minas Gerais SA Series B	730	23,221
*	Vivo Participacoes SA	531,418	2,745,116
#	Vivo Participacoes SA ADR	110,000	575,300
TOTAL PREFERRED STOCKS			216,374,712

TOTAL — BRAZIL			314,687,765

CHILE — (2.4%)
COMMON STOCKS — (2.4%)
#	Banco de Chile Series F ADR	52,395	2,296,997
	Banco de Credito e Inversiones SA Series A	21,794	620,561
	Banco Santander Chile SA ADR	73,998	3,256,652
	CAP SA	116,535	4,215,942
*	Colbun SA	11,091,000	2,336,086
	Compania Cervecerias Unidas SA ADR	59,800	2,068,482
	Compania General de Electricidad SA	28,230	164,618
	Compania Telecomunicaciones de Chile SA Sponsored ADR	316,504	1,756,597
	Corpbanca SA	69,972,500	382,102
#	Distribucion y Servicio D&S SA ADR	208,828	4,750,837
#	Embotelladora Andina SA Series A ADR	77,468	1,275,123
	Embotelladora Andina SA Series B ADR	53,757	979,990
	Empresa Nacional de Electricidad SA Sponsored ADR	268,285	12,206,968
	Empresa Nacional de Telecomunicaciones SA	113,317	1,480,690
	Empresas CMPC SA	46,072	1,401,703
	Empresas Copec SA	298,855	3,619,541
	Enersis SA Sponsored ADR	424,303	7,272,553
#	Lan Airlines SA Sponsored ADR	299,002	3,507,293

2

	Madeco SA Sponsored ADR	4,350	39,629
	Masisa SA	1,927,650	313,913
	S.A.C.I. Falabella SA	480,511	1,863,005
#	Sociedad Quimica y Minera de Chile SA Sponsored ADR	349,195	13,381,152
#	Vina de Concha y Toro SA Sponsored ADR	58,550	2,331,754
TOTAL COMMON STOCKS			71,522,188

RIGHTS/WARRANTS — (0.0%)
*	Vapores SA Rights 09/17/08	557,551	5,602
TOTAL — CHILE			71,527,790

CHINA — (8.5%)
COMMON STOCKS — (8.5%)
#	Air China, Ltd.	1,798,000	916,648
	Aluminum Corp. of China, Ltd.	28,000	24,691
	Aluminum Corp. of China, Ltd. ADR	100,300	2,216,630
	Angang Steel Co., Ltd.	679,640	919,944
* #	Anhui Conch Cement Co., Ltd.	292,000	1,509,595
#	Bank of China, Ltd.	18,151,000	7,802,225
#	Bank of Communications Co., Ltd.	4,637,000	5,316,936
#	Beijing Capital International Airport Co., Ltd.	866,000	681,235
	Beijing Enterprises Holdings, Ltd.	259,500	963,248
#	Byd Co., Ltd.	272,900	312,979
	China Construction Bank Corp.	20,375,000	16,513,595
#	China COSCO Holdings Co., Ltd.	2,040,000	3,870,075
#	China Everbright, Ltd.	348,600	625,860
	China Insurance International Holdings Co., Ltd.	253,000	523,787
	China Life Insurance Co., Ltd.	9,000	34,208
#	China Life Insurance Co., Ltd. ADR	347,722	19,924,471
	China Mengniu Dairy Co., Ltd.	596,000	1,798,817
	China Merchants Holdings (International) Co., Ltd.	755,561	2,785,424
	China Mobile, Ltd.	4,500	51,084
	China Mobile, Ltd. Sponsored ADR	688,477	39,050,415
	China National Building Material Co., Ltd.	512,000	790,450
#	China Netcom Group Corp (Hong Kong), Ltd. Sponsored ADR	60,281	2,879,623
	China Oilfield Services, Ltd.	1,002,000	1,332,974
	China Petroleum and Chemical Corp. (Sinopec)	46,000	44,299
#	China Petroleum and Chemical Corp. (Sinopec) ADR	136,520	13,282,031
	China Resources Enterprise, Ltd.	782,000	2,116,258
	China Resources Power Holdings Co., Ltd.	956,000	2,350,070
	China Shenhua Energy Co., Ltd.	2,528,000	8,632,521
#	China Shipping Container Lines Co., Ltd.	2,280,550	556,723
	China Shipping Development Co., Ltd.	894,000	2,112,349
* #	China Southern Airlines Co., Ltd. ADR	15,500	245,675
#	China Telecom Corp., Ltd. ADR	114,739	5,855,131
	China Unicom, Ltd. ADR	294,822	4,681,773
	Citic Pacific, Ltd.	731,000	2,536,057
	CNOOC, Ltd.	45,000	69,966
#	CNOOC, Ltd. ADR	128,776	20,058,150
	COSCO Pacific, Ltd.	628,000	955,250

3

	Datang International Power Generation Co., Ltd.	2,216,000	1,458,410
	Denway Motors, Ltd.	2,694,000	959,808
	Dongfang Electric Co., Ltd.	94,000	291,230
	Dongfeng Motor Corp.	1,576,000	665,464
* #	Genting International P.L.C.	560,350	200,637
	GOME Electrical Appliances Holdings, Ltd.	3,928,000	1,612,907
	Guangshen Railway Co., Ltd. Sponsored ADR	19,988	447,731
#	Guangzhou R&F Properties Co., Ltd.	627,200	1,085,322
#	Hengan International Group Co., Ltd.	369,000	1,234,369
#	Huadian Power International Corp.	694,000	208,051
	Huaneng Power International, Inc. ADR	66,054	1,981,620
	Industrial and Commercial Bank of China (Asia), Ltd.	30,590,000	20,945,374
	Jiangsu Express Co., Ltd.	628,000	480,875
#	Jiangxi Copper Co., Ltd.	841,000	1,334,716
	Lenovo Group, Ltd.	2,106,000	1,430,157
	Maanshan Iron and Steel Co., Ltd.	994,000	444,812
	Nine Dragons Paper Holdings, Ltd.	747,000	457,370
#	PetroChina Co., Ltd. ADR	155,673	20,112,952
#	PICC Property and Casualty Co., Ltd.	1,534,000	866,113
#	Ping An Insurance (Group) Co. of China, Ltd.	1,080,000	7,880,894
* #	Shanghai Electric Group Co., Ltd.	1,846,000	760,017
	Shanghai Industrial Holdings, Ltd.	299,000	807,011
	Shimao Property Holdings, Ltd.	823,500	921,764
#	Sinofert Holdings, Ltd.	1,390,000	903,459
	Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR	15,392	481,770
#	Tsingtao Brewery Co., Ltd.	194,000	439,139
	Weichai Power Co., Ltd.	61,000	278,498
	Yanzhou Coal Mining Co., Ltd. Sponsored ADR	143,145	2,476,408
	Zhejiang Expressway Co., Ltd.	732,000	488,465
	Zijin Mining Group Co., Ltd.	2,610,000	1,765,596
#	ZTE Corp.	126,000	597,669
TOTAL — CHINA			248,359,775

CZECH REPUBLIC — (1.6%)
COMMON STOCKS — (1.6%)
	CEZ A.S.	381,144	28,667,718
	Komercni Banka A.S.	27,759	6,111,729
	Phillip Morris CR A.S.	954	313,922
#	Telefonica 02 Czech Republic A.S.	230,085	7,105,554
	Unipetrol A.S.	119,768	1,455,027
	Zentiva NV	38,106	2,427,158
TOTAL — CZECH REPUBLIC			46,081,108

HUNGARY — (1.3%)
COMMON STOCKS — (1.3%)
#	ELMU NYRT	185	25,280
	Magyar Telekom Telecommunications P.L.C.	714,375	3,662,242
#	MOL Hungarian Oil & Gas NYRT	127,325	13,677,863
* #	OTP Bank NYRT	320,801	14,387,378
#	Richter Gedeon NYRT	20,463	4,055,200
	Tiszai Vegyi Kombinat NYRT	63,988	1,824,076
TOTAL — HUNGARY			37,632,039

4

INDIA — (10.4%)
COMMON STOCKS — (10.4%)
*	Aban Offshore, Ltd.	16,521	775,155
*	Adani Enterprises, Ltd.	51,000	675,414
	Aditya Birla Nuvo, Ltd.	47,172	1,392,687
	Ambuja Cements, Ltd.	1,452,686	2,638,039
	Apollo Hospitals Enterprise, Ltd.	21,437	236,017
	Asea Brown Boveri India, Ltd.	121,615	2,414,857
	Asian Paints (India), Ltd.	81,536	2,261,171
	Aventis Pharma, Ltd.	8,241	155,913
	Axis Bank, Ltd.	349,044	5,680,241
	Bajaj Auto, Ltd. (6124142)	86,654	954,664
	Bajaj Auto, Ltd. (B2QKXW0)	98,754	1,320,766
	Bajaj Finserv, Ltd.	98,754	1,203,996
	Bharat Forge, Ltd.	174,384	1,050,115
*	Bharat Heavy Electricals, Ltd.	12,000	461,818
*	Bharti Airtel, Ltd.	61,000	1,153,069
	Biocon, Ltd.	64,444	572,099
	Cadila Healthcare, Ltd.	43,070	314,751
*	Cairn India, Ltd.	42,000	236,167
	Cipla, Ltd.	880,500	4,796,059
	Colgate-Palmolive (India), Ltd.	84,376	787,044
	Crompton Greaves, Ltd.	184,828	1,131,382
	Cummins India, Ltd.	135,892	977,978
	Dabur India, Ltd.	308,253	635,400
*	Dish TV India, Ltd.	304,209	254,023
	Divi’s Laboratories, Ltd.	31,510	1,083,586
*	DLF, Ltd.	8,800	97,729
	Dr. Reddy’s Laboratories, Ltd.	174,080	2,290,514
	EIH, Ltd.	165,150	548,092
	Exide Industries, Ltd.	202,666	320,867
	Gail India, Ltd.	38,000	338,674
	GlaxoSmithKline Pharmaceuticals, Ltd.	63,067	1,671,933
	Glenmark Pharmaceuticals, Ltd.	140,860	2,008,674
	Godrej Consumer Products, Ltd.	109,632	327,749
	Godrej Industries, Ltd.	124,636	476,961
	Great Eastern Shipping Co., Ltd.	110,304	956,352
	Great Offshore, Ltd.	27,576	331,070
	HCL Infosystems, Ltd.	32,934	88,588
	HCL Technologies, Ltd.	378,241	1,991,216
	HDFC Bank, Ltd.	386,733	11,175,511
*	Hero Honda Motors, Ltd. Series B	231,442	4,321,319
	Hindustan Unilever, Ltd.	2,562,524	14,246,917
#	ICICI Bank, Ltd. Sponsored ADR	629,447	19,525,446
	IDBI Bank, Ltd.	608,098	1,146,258
*	Idea Cellular, Ltd.	120,000	223,827
	Indiabulls Financial Services, Ltd.	189,195	1,064,753
	Indiabulls Securities, Ltd.	189,195	274,041

5

	Indian Hotels Co., Ltd.	700,446	1,215,093
	Infosys Technologies, Ltd.	657,429	26,003,718
	Infrastructure Development Finance Co., Ltd.	70,000	144,697
	ITC, Ltd.	2,817,332	11,999,812
	Jaiprakash Associates, Ltd.	522,020	1,950,372
	Jammu & Kashmir Bank, Ltd.	9,547	108,758
	Jindal Steel & Power, Ltd.	104,510	4,494,507
	JSW Steel, Ltd.	106,526	1,842,947
	Jubilant Organosys, Ltd.	95,560	779,605
	Larsen & Toubro, Ltd.	216,588	12,674,578
	Lupin, Ltd.	65,216	1,082,873
	Madras Cements, Ltd.	2,261	128,698
	Mahindra & Mahindra, Ltd.	267,561	3,493,956
	Mangalore Refinery & Petrochemicals, Ltd.	846,013	1,184,575
	Maruti Suzuki India, Ltd.	162,177	2,372,902
*	Matrix Laboratories, Ltd.	90,511	318,325
	Motor Industries Co., Ltd.	24,618	2,153,657
*	Nirma, Ltd.	88,836	267,665
	Pantaloon Retail India, Ltd.	58,580	448,621
	Petronet LNG, Ltd.	97,953	131,530
	Piramal Healthcare, Ltd.	76,008	580,813
*	Piramal Life Sciences, Ltd.	7,600	28,871
	Proctor & Gamble Hygiene & Health Care, Ltd.	11,227	196,125
	Ranbaxy Laboratories, Ltd.	411,794	4,826,177
	Raymond, Ltd.	21,867	95,675
	Reliance Capital, Ltd.	86,097	2,667,037
*	Reliance Communications, Ltd.	1,071,955	9,574,168
	Reliance Energy, Ltd.	191,590	4,270,377
	Reliance Industries, Ltd.	1,030,847	49,858,494
*	Reliance Natural Resources, Ltd.	1,377,563	2,935,343
*	Reliance Petroleum, Ltd.	81,000	286,893
	Satyam Computer Services, Ltd.	772,898	7,312,845
	Sesa GOA, Ltd.	267,500	957,052
*	Sesa GOA, Ltd. Bonus Shares	267,500	968,687
	Shree Cement, Ltd.	9,772	130,454
	Siemens India, Ltd.	191,851	2,379,387
	Sterlite Industries (India), Ltd. Series A	431,495	6,101,314
*	Sun Pharma Advanced Research Co., Ltd.	162,432	347,281
	Sun Pharmaceuticals Industries, Ltd.	162,432	5,423,269
	Tata Chemicals, Ltd.	130,261	969,501
	Tata Consultancy Services, Ltd.	378,487	6,951,033
	Tata Motors, Ltd.	408,049	4,065,477
	Tata Power Co., Ltd.	170,018	4,017,566
	Tata Steel, Ltd.	400,001	5,410,640
	Tata Tea, Ltd.	8,903	142,472
*	Tata Teleservices Maharashtra, Ltd.	1,428,166	850,196
	Thermax, Ltd.	46,429	513,092
	Titan Industries, Ltd.	21,191	607,135
	Unitech, Ltd.	343,920	1,233,010
*	United Phosphorus, Ltd.	69,388	526,197
	United Spirits, Ltd.	55,453	1,692,868
	Videsh Sanchar Nigam, Ltd.	141,799	1,325,610

6

Wipro, Ltd.	440,456	4,287,301
* Wire & Wireless India, Ltd.	264,530	135,117
Zee Entertainment Enterprises, Ltd.	502,607	2,467,374
Zee News, Ltd.	239,188	229,061
TOTAL COMMON STOCKS		303,749,703

PREFERRED STOCKS — (0.0%)
Tata Steel, Ltd.	533,337	1,114,660
TOTAL — INDIA		304,864,363

INDONESIA — (1.9%)
COMMON STOCKS — (1.9%)
PT Astra Agro Lestari Tbk	456,500	888,569
PT Astra International Tbk	4,101,961	9,237,525
* PT Bakrie & Brothers Tbk	21,200,000	795,158
PT Bank Central Asia Tbk	15,260,000	5,246,403
PT Bank Danamon Indonesia Tbk	2,896,000	1,693,653
PT Bank Mandiri Persero Tbk	5,220,000	1,595,918
PT Bank Rakyat Indonesia Tbk	3,070,000	1,942,507
PT Bumi Resources Tbk	11,510,000	6,842,371
PT Global Mediacom Tbk	440,000	18,376
PT Gudang Garam Tbk	1,417,000	994,668
PT Indocement Tunggal Prakarsa Tbk	1,210,000	840,934
PT Indofood Sukses Makmur Tbk	2,543,500	619,428
PT Indosat Tbk	5,352,500	3,532,959
PT International Nickel Indonesia Tbk	3,310,000	1,337,248
* PT Panasia Indosyntec Tbk	75,100	3,283
PT Semen Gresik Tbk	3,194,500	1,402,668
PT Telekomunikasi Indonesia Tbk	15,037,640	13,177,615
PT Unilever Indonesia Tbk	4,002,500	3,153,374
PT United Tractors Tbk	2,206,000	2,473,775
TOTAL COMMON STOCKS		55,796,432

RIGHTS/WARRANTS — (0.0%)
* PT United Tractors Tbk Rights 09/08/08	367,666	114,519
TOTAL — INDONESIA		55,910,951

ISRAEL — (3.6%)
COMMON STOCKS — (3.6%)
Africa-Israel Investments, Ltd.	21,821	823,645
Bank Hapoalim B.M.	1,583,031	6,157,633
Bank Leumi Le-Israel	1,637,515	6,753,758
Bezeq Israeli Telecommunication Corp., Ltd.	2,194,669	3,910,789
Clal Industries, Ltd.	23,420	91,026
Clal Insurance Enterprise Holdings, Ltd.	1,996	34,464
Delek Automotive Systems, Ltd.	11,121	143,070
Delek Group, Ltd.	4,584	551,216
Discount Investment Corp.	43,272	967,825
Elbit Systems, Ltd.	51,399	2,822,673

7

*	First International Bank of Israel, Ltd. (6123804)	133,659	271,996
*	First International Bank of Israel, Ltd. (6123815)	36,426	378,192
	IDB Development Corp., Ltd. Series A	10,449	228,020
	IDB Holding Corp., Ltd.	36,578	691,816
	Israel Chemicals, Ltd.	837,943	13,909,522
*	Israel Discount Bank Series A	232,575	382,207
	Koor Industries, Ltd.	1	23
	Makhteshim-Agan Industries, Ltd.	545,196	3,681,071
	Migdal Insurance Holdings, Ltd.	495,258	609,371
*	NICE Systems, Ltd. Sponsored ADR	78,714	2,411,010
	Ormat Industries, Ltd.	113,997	1,269,788
	Osem Investment, Ltd.	67,801	858,101
	Partner Communications Co., Ltd.	124,006	2,682,053
*	Strauss Group, Ltd.	55,697	685,849
#	Teva Pharmaceutical Industries, Ltd. Sponsored ADR	1,103,025	52,217,203
	United Mizrahi Bank, Ltd.	284,543	1,809,237
TOTAL — ISRAEL			104,341,558

MALAYSIA — (4.3%)
COMMON STOCKS — (4.3%)
	Affin Holdings Berhad	747,600	405,954
*	Airasia Berhad	1,839,000	582,533
	Alliance Financial Group Berhad	1,164,400	926,966
	AMMB Holdings Berhad	2,636,359	2,364,834
	Asiatic Development Berhad	454,800	747,411
	Batu Kawan Berhad	170,000	414,371
	Berjaya Sports Toto Berhad	1,248,800	1,673,900
	Boustead Holdings Berhad	542,900	795,803
	British American Tobacco Berhad	265,700	3,085,216
	Bumiputra-Commerce Asset Holdings Berhad	4,541,727	11,114,082
	Digi.Com Berhad	582,762	3,944,054
	EON Capital Berhad	507,100	658,273
	Fraser & Neave Holdings Berhad	61,000	162,536
	Gamuda Berhad	2,662,000	2,015,198
	Genting Berhad	3,486,500	5,977,431
	Hong Leong Bank Berhad	930,550	1,572,028
	Hong Leong Financial Group Berhad	592,429	845,921
*	IJM Corp. Berhad	994,800	1,472,577
	IOI Corp. Berhad	5,861,295	8,773,661
	IOI Properties Berhad	302,600	416,314
	KLCC Property Holdings Berhad	778,600	619,864
	KNM Group Berhad	3,946,875	1,725,017
	Kuala Lumpur Kepong Berhad	857,100	2,995,398
	Lafarge Malayan Cement Berhad	626,280	845,927
	Malayan Banking Berhad	4,334,375	9,987,704
	Malaysian Airlines System Berhad	772,867	766,308
	Malaysian Bulk Carriers Berhad	437,200	447,116
	Malaysian Pacific Industries Berhad	160,400	332,842
	MISC Berhad	2,552,532	6,457,133
	MMC Corp. Berhad	1,503,800	925,919
	Nestle (Malaysia) Berhad	222,700	1,772,183

8

	Oriental Holdings Berhad	241,300	398,696
	Parkson Holdings Berhad	479,050	656,047
	Petronas Dagangan Berhad	647,000	1,274,302
	Petronas Gas Berhad	1,061,800	3,120,241
	Plus Expressways Berhad	3,046,800	2,555,499
	Pos Malaysia & Services Holdings Berhad	227,300	123,597
	PPB Group Berhad	935,900	2,583,350
	Public Bank Berhad	1,550,201	4,645,353
	Resorts World Berhad	5,603,500	4,451,094
	RHB Capital Berhad	525,900	644,839
	Sarawak Energy Berhad	430,200	288,479
	Shell Refining Co. Federation of Malaysia Berhad	227,000	735,035
	Sime Darby Berhad	3,961,909	7,907,317
	SP Setia Berhad	1,245,450	1,235,720
	Star Publications (Malaysia) Berhad	485,600	471,496
	Telekom Malaysia Berhad	2,691,100	2,827,317
	Tenaga Nasional Berhad	2,495,400	5,782,632
*	TM International Berhad	2,691,100	4,956,350
*	Transmile Group Berhad	50,000	16,698
*	UEM World Berhad	911,300	667,531
	UMW Holdings Berhad	729,066	1,317,286
	United Plantations Berhad	12,600	44,145
	YTL Corp. Berhad	1,578,966	2,966,515
	YTL Power International Berhad	3,372,332	1,866,094
TOTAL COMMON STOCKS			126,360,107

RIGHTS/WARRANTS — (0.0%)
*	IJM Land Berhad Warrants 09/05/08	99,480	108,465
TOTAL — MALAYSIA			126,468,572

MEXICO — (8.3%)
COMMON STOCKS — (8.3%)
	Alfa S.A.B. de C.V. Series A	90	469
#	America Movil S.A.B. de C.V. Series L	19,036,559	48,967,152
	America Movil S.A.B. de C.V. Series L ADR	376,240	19,331,211
* #	Carso Global Telecom S.A.B. de C.V. Telecom Series A1	1,318,171	6,717,285
	Cementos de Mexico S.A.B de C.V. Series B	4,505,312	9,030,121
#	Cemex S.A.B. de C.V. Sponsored ADR	799,194	16,023,840
#	Coca-Cola Femsa S.A.B. de C.V. Series L	584,500	3,330,986
*	Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B	28,827	50,462
	Corporacion Mexicana de Restaurantes S.A.B. de C.V. Series B	1,107	833
	Corporativo Fragua S.A.B. de C.V. Series B	21	280
*	Dine S.A.B. de C.V.	116,965	89,065
	El Puerto de Liverpool S.A.B. de C.V. Series C1	339,100	1,648,878
	Embotelladora Arca S.A.B. de C.V., Mexico	182,600	628,630
*	Empresas ICA S.A.B. de C.V.	50	225
#	Fomento Economico Mexicano S.A.B. de C.V. Series B & D	2,264,400	10,041,734
	Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR	127,643	5,669,902
#	Grupo Carso S.A.B. de C.V. Series A-1	1,487,532	5,829,913
#	Grupo Elektra S.A. de C.V.	126,080	4,683,821

9

#	Grupo Financiero Banorte S.A.B. de C.V.	2,275,936	9,119,016
	Grupo Financiero Inbursa S.A. de C.V. Series O	2,667,088	9,321,937
	Grupo Gigante S.A.B. de C.V. Series B	87,382	135,967
#	Grupo Industrial Bimbo S.A.B. de C.V. Series A	672,500	4,493,034
	Grupo Industrial Maseca S.A.B. de C.V. Series B	229,000	200,433
*	Grupo Kuo S.A.B. de C.V. Series B	68	44
	Grupo Mexico S.A.B. de C.V. Series B	6,017,593	10,024,689
#	Grupo Modelo S.A.B. de C.V. Series C	992,400	4,755,104
	Grupo Nutrisa S.A. de C.V.	129	151
*	Grupo Qumma S.A. de C.V. Series B	1,591	28
	Grupo Televisa S.A. (Certificate Representing Series A, Series B, Series D & Series L)	2,117,800	9,803,533
	Grupo Televisa S.A. de C.V. Sponsored ADR	326,100	7,558,998
* #	Impulsora Del Desarrollo Y El Empleo en America Latina S.A. de C.V.	3,161,776	4,307,844
#	Industrias Penoles S.A.B. de C.V.	248,450	4,105,094
#	Kimberly Clark de Mexico S.A.B. de C.V. Series A	884,600	3,866,939
* #	Organizacion Soriana S.A.B. de C.V. Series B	1,997,700	6,216,858
*	Promotora y Operadora de Infraestructura S.A. de C.V.	2,085	5,777
*	Savia S.A. de C.V.	120,000	9,336
	Telefonos de Mexico S.A. de C.V. Series A	200,000	248,961
#	Telefonos de Mexico S.A.B. de C.V.	10,416,800	12,774,389
	Telefonos de Mexico S.A.B. de C.V. Sponsored ADR	30,200	742,014
	Telmex Internacional S.A.B. de C.V. (B39SQ41)	200,000	137,123
#	Telmex Internacional S.A.B. de C.V. (B39SR26)	10,416,800	7,395,166
	Telmex Internacional S.A.B. de C.V. ADR	30,200	426,122
#	Wal-Mart de Mexico S.A.B. de C.V. Series V	4,692,980	17,114,755
TOTAL — MEXICO			244,808,119

PHILIPPINES — (0.7%)
COMMON STOCKS — (0.7%)
	Aboitiz Equity Ventures, Inc.	3,075,000	486,978
	Ayala Corp. Series A	391,813	2,539,546
	Ayala Land, Inc.	11,518,518	2,546,804
	Banco de Oro- EPCI, Inc.	1,292,908	1,159,124
	Bank of the Philippine Islands	2,900,456	2,911,062
*	Filipina Water Bottling Corp.	2,006,957	—
	International Container Terminal Services, Inc.	270,000	166,322
	Metro Bank & Trust Co.	1,244,635	1,018,750
	Philippine Long Distance Telephone Co.	125,290	7,363,487
	Pilipino Telephone Corp.	876,000	163,283
	SM Prime Holdings, Inc.	7,903,168	1,384,342
TOTAL — PHILIPPINES			19,739,698

POLAND — (1.6%)
COMMON STOCKS — (1.6%)
	Asseco Poland SA	6,365	173,164
	Bank Millennium SA	480,376	1,459,902
	Bank Pekao SA	163,030	12,952,961
*	Bank Przemyslowo Handlowy BPH SA	2,029	64,786
	Bank Zackodni WBK SA	37,228	2,865,317

10

	Browary Zywiec SA	13,855	3,588,955
*	Getin Holdings SA	444,619	1,894,128
*	Grupa Lotos SA	78,623	937,848
	Kredyt Bank SA	88,259	543,028
*	Mondi Packaging Paper Swiecie SA	26,883	435,872
*	PBG SA	3,132	326,393
	Polski Koncern Naftowy Orlen SA	449,310	6,492,120
	Polskie Gornictwo Naftowe I Gazownictwo SA	267,730	401,508
	Powszechna Kasa Oszczednosci Bank Polski SA	157,417	3,383,909
	Telekomunikacja Polska SA	1,112,400	11,160,858
	TVN SA	205,099	1,609,860
	Zaklad Przetworstwa Hutniczego Stalprodukt SA	219	51,657
TOTAL — POLAND			48,342,266

SOUTH AFRICA — (11.0%)
COMMON STOCKS — (11.0%)
	ABSA Group, Ltd.	500,878	7,071,253
*	Adcock Ingram Holdings, Ltd.	253,166	1,233,352
	African Bank Investments, Ltd.	733,060	2,636,944
	African Rainbow Minerals, Ltd.	184,031	6,179,286
	Anglo American Platinum Corp., Ltd.	143,540	18,080,990
#	AngloGold Ashanti, Ltd.	426,621	11,468,418
	ArcelorMittal South Africa, Ltd.	459,163	10,816,300
	Aspen Pharmacare Holdings, Ltd.	390,295	2,365,779
	Aveng, Ltd.	564,485	4,849,986
	Barloworld, Ltd.	325,200	2,880,206
*	Bidvest Group, Ltd.	422,101	6,251,317
	Discovery Holdings, Ltd.	556,542	1,603,712
*	Eqstra Holdings, Ltd.	289,896	536,670
	Exxaro Resources, Ltd.	114,491	1,706,796
	FirstRand, Ltd.	5,239,052	11,156,544
	Freeworld Coatings, Ltd.	325,200	316,493
#	Gold Fields, Ltd.	306,889	2,808,155
	Gold Fields, Ltd. Sponsored ADR	442,200	4,024,020
*	Harmony Gold Mining Co., Ltd.	416,418	3,631,437
	Impala Platinum Holdings, Ltd.	749,481	21,147,015
	Imperial Holdings, Ltd.	289,896	2,029,200
	Investec, Ltd.	276,298	2,058,499
	Kumba Iron Ore, Ltd.	132,643	4,328,168
	Liberty Group, Ltd.	224,453	2,047,868
	Massmart Holdings, Ltd.	311,299	3,354,764
#	Mondi, Ltd.	63,861	413,620
	MTN Group, Ltd.	2,592,990	39,865,997
	Murray & Roberts Holdings, Ltd.	426,289	5,753,338
	Naspers, Ltd. Series N	585,271	14,698,307
	Nedbank Group, Ltd.	470,879	6,360,704
	Network Healthcare Holdings, Ltd.	1,992,016	2,220,858
	Pick’n Pay Stores, Ltd.	434,325	1,663,875
	Pretoria Portland Cement Co., Ltd.	970,260	4,277,471
	Reunert, Ltd.	272,528	2,054,122
	Sanlam, Ltd.	3,763,590	8,682,160

11

	Sappi, Ltd.	243,332	2,561,945
	Sappi, Ltd. Sponsored ADR	99,500	1,054,700
	Sasol, Ltd. Sponsored ADR	873,425	48,029,641
	Shoprite Holdings, Ltd.	702,735	4,189,175
	Standard Bank Group, Ltd.	1,797,036	20,965,740
	Steinhoff International Holdings, Ltd.	1,363,005	3,259,110
	Sun International, Ltd.	106,405	1,302,128
	Telkom South Africa, Ltd.	614,393	11,107,420
	Tiger Brands, Ltd.	253,166	4,452,829
	Truworths International, Ltd.	711,817	2,884,479
	Woolworths Holdings, Ltd.	1,313,650	2,141,733
TOTAL — SOUTH AFRICA			322,522,524

SOUTH KOREA — (9.4%)
COMMON STOCKS — (9.4%)
#	Amorepacific Corp.	3,527	2,093,135
	Cheil Industrial, Inc.	20,690	980,312
*	CJ Cheiljedang Corp.	3,287	714,240
	Daelim Industrial Co., Ltd.	18,800	1,158,743
#	Daewoo Engineering & Construction Co., Ltd.	218,088	2,316,145
#	Daewoo International Corp.	45,870	1,367,796
#	Daewoo Securities Co., Ltd.	103,195	1,546,341
#	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	142,290	4,501,426
#	DC Chemical Co., Ltd.	6,626	1,790,370
	Dong Bu Insurance Co., Ltd.	22,580	632,178
	Dongkuk Steel Mill Co., Ltd.	1,400	49,888
* #	Doosan Corp.	8,040	901,933
#	Doosan Heavy Industries & Construction Co., Ltd.	28,950	2,058,306
#	Doosan Infracore Co., Ltd.	97,520	1,883,899
#	GS Engineering & Construction Corp.	27,320	2,097,814
	GS Holdings Corp.	42,945	1,081,847
	Hana Financial Group, Inc.	112,261	3,976,899
#	Hanjin Heavy Industries and Construction Holdings Co., Ltd.	15,169	416,019
#	Hanjin Shipping Co., Ltd.	8,522	216,506
	Hankook Tire Manufacturing Co., Ltd.	84,420	1,233,006
	Hanwha Corp.	22,240	754,422
* #	Hite Brewery Co., Ltd.	5,979	1,147,590
* #	Hynix Semiconductor, Inc.	118,050	2,077,623
	Hyundai Development Co.	37,270	1,407,645
	Hyundai Engineering & Construction Co., Ltd.	570	29,213
#	Hyundai Heavy Industries Co., Ltd.	49,890	10,843,145
#	Hyundai Merchant Marine Co., Ltd.	24,600	871,278
	Hyundai Mipo Dockyard Co., Ltd.	6,322	904,363
	Hyundai Mobis	53,070	4,406,784
#	Hyundai Motor Co., Ltd.	122,979	8,034,841
	Hyundai Securities Co., Ltd.	1	10
#	Hyundai Steel Co.	58,560	2,710,270
*	Industrial Bank of Korea	43,600	619,262
	Kangwon Land, Inc.	150,410	2,640,405
#	KCC Corp.	7,410	2,430,632
* #	Kia Motors Corp.	263,640	3,143,990

12

	Kookmin Bank	161,175	8,817,597
#	Kookmin Bank Sponsored ADR	117,300	6,428,040
	Korea Electric Power Corp.	295,290	8,934,280
	Korea Exchange Bank	200,200	2,507,296
	Korea Gas Corp.	35,793	2,576,904
#	Korea Zinc Co., Ltd.	4,366	504,698
	Korean Air Co., Ltd.	8,396	295,345
	KT Corp.	195,930	8,034,100
*	KT Freetel, Ltd.	47,030	1,233,943
	KT&G Corp.	103,590	8,706,779
	LG Chemical, Ltd.	36,776	3,183,660
#	LG Corp.	129,413	7,386,466
#	LG Electronics, Inc.	88,910	8,190,994
#	LG Household & Healthcare Co., Ltd.	5,120	885,208
#	LG Phillips LCD Co., Ltd.	106,110	2,614,706
*	Lotte Shopping Co., Ltd.	2,800	761,911
#	LS Corp.	8,728	632,478
#	Mirae Asset Securities Co., Ltd.	5,410	440,139
	POSCO	46,060	19,812,136
	POSCO ADR	73,100	7,829,010
	S1 Corp.	3,130	171,917
	Samsung Corp.	77,520	3,365,357
#	Samsung Electro-Mechanics Co., Ltd.	37,767	1,120,135
	Samsung Electronics Co., Ltd.	97,139	45,565,163
	Samsung Engineering Co., Ltd.	16,857	1,071,424
	Samsung Fire and Marine Insurance, Ltd.	27,229	4,945,068
#	Samsung Heavy Industries Co., Ltd.	126,000	3,583,645
* #	Samsung SDI Co., Ltd.	24,812	1,884,849
#	Samsung Securities Co., Ltd.	33,780	1,830,379
#	Samsung Techwin Co., Ltd.	28,393	810,039
	Shinhan Financial Group Co., Ltd.	190,952	8,663,425
	Shinhan Financial Group Co., Ltd. ADR	19,900	1,793,985
#	Shinsegae Co., Ltd.	10,460	5,194,003
	SK Co., Ltd.	21,194	2,111,020
	SK Energy Co., Ltd.	51,889	4,055,195
*	SK Networks Co., Ltd.	103,360	1,582,298
	SK Telecom Co., Ltd.	56,085	10,333,327
#	S-Oil Corp.	47,310	2,805,515
#	STX Corp.	12,839	356,730
	Woongjin Coway Co., Ltd.	13,260	403,621
#	Woori Investment & Securities Co., Ltd.	67,386	1,169,695
TOTAL — SOUTH KOREA			275,630,756

TAIWAN — (9.4%)
COMMON STOCKS — (9.4%)
	Acer, Inc.	1,964,494	3,919,428
	Advanced Semiconductor Engineering, Inc.	2,990,901	2,156,517
#	Advanced Semiconductor Engineering, Inc. ADR	155,996	556,907
	Advantech Co., Ltd.	353,244	794,493
	Asia Cement Corp.	2,380,693	2,624,216
	Asustek Computer, Inc.	2,954,960	6,793,389

13

	AU Optronics Corp.	5,263,912	6,249,689
	AU Optronics Corp. Sponsored ADR	239,183	2,855,851
	Catcher Co., Ltd.	249,116	836,011
	Cathay Financial Holdings Co., Ltd.	8,888,761	16,995,041
	Chang Hwa Commercial Bank	3,763,796	2,227,172
	Cheng Shin Rubber Industry Co., Ltd.	980,718	1,302,761
	Cheng Uei Precision Industry Co., Ltd.	236,659	495,606
	Chi Mei Optoelectronic Corp.	4,850,504	4,073,839
*	China Airlines	2,271,981	768,112
	China Development Financial Holding Corp.	8,738,526	2,754,171
	China Motor Co., Ltd.	1,014,196	591,918
	China Steel Corp.	8,387,027	10,265,594
	Chinatrust Financial Holdings Co., Ltd.	6,124,283	3,940,467
	Chungwa Picture Tubes Co., Ltd.	5,710,226	1,193,079
*	CMC Magnetics Corp.	2,482,400	638,821
	Compal Electronics, Inc.	2,776,927	2,491,039
	Delta Electronics Industrial Co., Ltd.	1,669,831	4,472,536
	D-Link Corp.	459,440	553,635
	E.Sun Financial Holding Co., Ltd.	2,272,472	875,313
	Epistar Corp.	334,404	598,426
*	Eva Airways Corp.	2,096,444	767,406
	Evergreen Marine Corp., Ltd.	2,092,869	1,186,004
	Everlight Electronics Co., Ltd.	115,555	273,206
	Far East Textile, Ltd.	4,207,850	3,859,894
	Far Eastern Department Stores, Ltd.	115,500	84,658
	First Financial Holding Co., Ltd.	5,083,487	3,837,807
	Formosa Chemicals & Fiber Co., Ltd.	4,610,141	7,916,445
	Formosa Plastics Corp.	4,721,167	9,199,921
	Formosa Taffeta Co., Ltd.	484,000	365,783
*	Foxconn Technology Co., Ltd.	546,086	2,695,429
	Fubon Financial Holding Co., Ltd.	5,940,052	5,002,924
*	Hon Hai Precision Industry Co., Ltd.	5,183,007	26,000,735
	Hotai Motor Co., Ltd.	387,000	972,236
	HTC Corp.	502,095	9,303,238
	Hua Nan Financial Holding Co., Ltd.	5,559,124	4,131,210
	Inventec Corp.	1,575,202	924,124
	Kinsus Interconnect Technology Corp.	211,150	405,805
	Largan Precision Co., Ltd.	83,492	1,126,815
	Lite-On Technology Corp.	1,445,396	1,420,025
	Macronix International Co., Ltd.	1,369,329	542,881
	Media Tek, Inc.	876,059	10,059,464
	Mega Financial Holding Co., Ltd.	9,477,535	5,959,470
	Mitac International Corp.	1,125,282	630,810
	Nan Ya Plastic Corp.	6,878,218	10,760,578
*	Nanya Technology Co., Ltd.	3,664,634	1,233,576
*	Pacific Electric Wire & Cable Corp.	233,200	3,845
	Phoenix Precision Technology Corp.	910	508
	Pou Chen Corp.	1,911,758	1,454,977
	President Chain Store Corp.	776,260	2,280,620
	Qisda Corp.	1,278,709	643,694
	Quanta Computer, Inc.	3,206,832	4,819,620
	Realtek Semiconductor Corp.	274,783	555,179

14

	Richtek Technology Corp.	75,900	625,293
	Shin Kong Financial Holding Co., Ltd.	3,697,622	2,031,488
	Siliconware Precision Industries Co., Ltd.	2,347,324	3,209,795
	Siliconware Precision Industries Co., Ltd. Sponsored ADR	505	3,474
	SinoPac Holdings Co., Ltd.	4,399,033	1,532,074
	Synnex Technology International Corp.	770,364	1,488,896
	Taishin Financial Holdings Co., Ltd.	3,774,225	1,158,326
*	Taiwan Business Bank	2,272,325	716,256
	Taiwan Cement Corp.	2,415,895	2,361,261
	Taiwan Cooperative Bank	1,452,634	1,069,554
	Taiwan Fertilizer Co., Ltd.	95,000	292,247
	Taiwan Glass Industrial Corp.	1,271,068	946,994
	Taiwan Semiconductor Manufacturing Co., Ltd.	22,275,398	41,027,575
*	Tatung Co., Ltd.	2,839,000	1,035,912
	Teco Electric & Machinery Co., Ltd.	250,000	109,665
	Transcend Information, Inc.	203,999	530,795
	Tung Ho Steel Enterprise Corp.	503,000	662,319
	U-Ming Marine Transport Corp.	648,860	1,710,375
	Uni-President Enterprises Corp.	2,796,991	3,007,713
	United Microelectronics Corp.	12,115,912	5,050,985
*	Via Technologies, Inc.	813,000	558,439
	Walsin Lihwa Corp.	2,278,539	788,891
	Wan Hai Lines Co., Ltd.	1,707,209	924,560
	Wistron Corp.	1,081,694	1,566,131
*	Ya Hsin Industrial Co., Ltd.	738,018	—
	Yang Ming Marine Transport Corp.	2,245,135	1,089,677
	Yuanta Financial Holding Co., Ltd.	1,526,885	872,531
	Yulon Motor Co., Ltd.	1,257,714	1,009,055
TOTAL — TAIWAN			274,823,199

THAILAND — (1.4%)
COMMON STOCKS — (1.4%)
	Advance Info Service PCL (Foreign)	1,654,700	4,301,060
#	Bangkok Bank PCL (Foreign)	274,400	945,654
	Bangkok Bank PCL (Foreign) NVDR	1,256,200	4,292,506
#	Bangkok Dusit Medical Services PCL (Foreign)	586,600	625,318
* #	Bank of Ayudhya PCL (Foreign) NVDR (6075949)	2,779,900	1,664,368
*	Bank of Ayudhya PCL (Foreign) NVDR (6359933)	258,000	154,468
	Banpu Coal, Ltd.	24,100	274,504
	Banpu PCL (Foreign)	123,500	1,413,902
#	BEC World PCL (Foreign)	1,178,000	770,654
	Big C Supercenter PCL (Foreign) NVDR	25,000	36,142
#	Bumrungrad Hospital PCL (Foreign)	297,000	325,277
	C.P. Seven Eleven PCL (Foreign)	2,614,700	824,730
	Cal-Comp Electronics (Thailand) PCL (Foreign)	2,547,600	339,283
	Central Pattana PCL (Foreign)	888,500	529,363
#	Charoen Pokphand Foods PCL (Foreign)	4,487,600	511,146
#	Delta Electronics (Thailand) PCL (Foreign)	1,050,510	536,914
	Italian-Thai Development PCL (Foreign)	1,617,400	216,346
#	Kasikornbank PCL (Foreign)	1,730,300	3,638,481
	Kasikornbank PCL (Foreign) NVDR	164,500	345,911

15

#	Krung Thai Bank PCL (Foreign)	6,364,070	1,412,586
	Land & Houses PCL (Foreign)	559,510	111,935
	Land & Houses PCL (Foreign) NVDR	3,647,800	708,466
	Precious Shipping PCL	212,900	122,492
	Precious Shipping PCL (Foreign) NVDR	320,400	184,342
	PTT Aromatics & Refining PCL (Foreign)	1,381,437	871,467
	PTT Chemical PCL (Foreign)	818,560	1,804,944
	PTT Exploration & Production PCL (Foreign)	300,000	1,305,491
*	PTT PCL (Foreign)	250,000	1,942,173
#	Ratchaburi Electricity Generating Holding PCL (Foreign)	1,016,000	1,134,988
	Siam Cement PCL (Foreign) (6609906)	125,700	620,424
#	Siam Cement PCL (Foreign) (6806387)	203,213	1,003,008
	Siam Commercial Bank PCL (Foreign)	1,074,766	2,464,052
	Siam Makro PCL (Foreign)	112,500	279,279
	Thai Oil PCL (Foreign)	1,124,600	1,634,020
	Thai Union Frozen Products PCL (Foreign)	574,020	311,822
	The Siam Cement PCL (Foreign) NVDR	377,100	1,817,217
#	Thoresen Thai Agencies PCL (Foreign)	276,000	304,293
* #	TMB Bank PCL (Foreign)	22,454,501	767,283
TOTAL — THAILAND			40,546,309

TURKEY — (2.0%)
COMMON STOCKS — (2.0%)
	Akbank T.A.S.	1,278,133	6,557,985
	Anadolu Efes Biracilik ve Malt Sanayi A.S.	414,134	4,441,649
	Arcelik A.S	148,889	577,213
*	Asya Katilim Bankasi A.S.	144,411	313,523
*	Aygaz A.S.	1	1
	BIM BirlesikMagazalar A.S.	9,033	348,916
	Coca-Cola Icecek A.S.	10,186	92,335
*	Dogan Sirketler Grubu Holding A.S.	787,928	1,145,375
*	Dogan Yayin Holding A.S.	2	4
	Enka Insaat ve Sanayi A.S.	275,905	2,445,792
	Eregli Demir ve Celik Fabrikalari Turk A.S.	917,982	6,166,291
	Ford Otomotiv Sanayi A.S.	114,792	884,884
*	Koc Holding A.S. Series B	615,835	2,130,392
	Migros Turk A.S.	120,891	2,191,301
	Tofas Turk Otomobil Fabrikasi A.S.	94,800	316,852
	Tupras-Turkiye Petrol Rafinerileri A.S.	289,886	6,790,049
*	Turk Ekonomi Bankasi A.S.	1	—
*	Turk Sise ve Cam Fabrikalari A.S.	486,117	655,854
	Turkcell Iletisim Hizmetleri A.S.	257,680	1,704,681
#	Turkcell Iletisim Hizmetleri A.S. ADR	146,600	2,426,230
*	Turkiye Garanti Bankasi A.S.	3,050,792	9,031,874
	Turkiye Is Bankasi A.S.	1,372,915	6,522,587
	Turkiye Vakiflar Bankasi T.A.O.	165,700	313,186
*	Yapi ve Kredi Bankasi A.S.	1,340,633	2,979,945
TOTAL — TURKEY			58,036,919

16

		Face
		Amount	Value †
		(000)
SECURITIES LENDING COLLATERAL — (11.1%)
§ @	DFA Short Term Investment Fund LP	$306,092	306,092,389

@	Repurchase Agreement, Deutsche Bank Securities 2.14%, 09/02/08 (Collateralized by $31,062,962 FHLMC, rates ranging from 5.000% to 7.000%, maturities ranging from 07/01/27 to 08/01/38 & FNMA, rates ranging from 4.888%(r) to 7.000%, maturities ranging from 05/01/20 to 12/01/37, valued at $19,891,772) to be repurchased at $19,506,374	19,502	19,501,737

TOTAL SECURITIES LENDING COLLATERAL			325,594,126

TOTAL INVESTMENTS - (100.0%)
(Cost $1,994,265,392) ##			$2,931,556,470

17

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

SCHEDULE OF INVESTMENTS

August 31, 2008

(Unaudited)

		Shares	Value †

COMMON STOCKS — (88.4%)
Consumer Discretionary — (12.8%)
*	4Kids Entertainment, Inc.	842	$7,645
* #	99 Cents Only Stores	143,220	1,225,963
*	A.C. Moore Arts & Crafts, Inc.	800	6,032
	Aaron Rents, Inc.	26,200	748,272
*	Acme Communications, Inc.	23,312	26,576
	Aldila, Inc.	10,299	38,827
*	Alloy, Inc.	17,245	123,819
	American Axle & Manufacturing Holdings, Inc.	96,005	466,584
#	American Greetings Corp. Class A	73,700	1,185,096
* #	America’s Car-Mart, Inc.	25,396	480,238
	Arctic Cat, Inc.	18,844	194,659
#	ArvinMeritor, Inc.	129,930	1,950,249
	Asbury Automotive Group, Inc.	50,300	610,642
*	Ashworth, Inc.	12,200	35,868
*	Audiovox Corp. Class A	23,689	231,205
* #	AutoNation, Inc.	311,900	3,540,065
* #	Avatar Holdings, Inc.	1,900	60,401
*	Ballantyne of Omaha, Inc.	7,332	31,601
	Barnes & Noble, Inc.	63,600	1,572,828
	Bassett Furniture Industries, Inc.	8,939	91,893
	Beasley Broadcast Group, Inc.	11,000	33,440
#	Beazer Homes USA, Inc.	46,461	323,369
#	Belo Corp. Class A	148,448	1,088,124
*	Benihana, Inc. Class A	300	2,142
* #	Big Lots, Inc.	22,600	668,282
#	Blockbuster, Inc. Class A	218,800	525,120
*	Blockbuster, Inc. Class B	90,602	167,614
* #	Bluegreen Corp.	21,700	248,248
	Bob Evans Farms, Inc.	56,700	1,591,569
#	Bon-Ton Stores, Inc.	14,849	59,396
	Books-A-Million, Inc.	21,400	144,450
#	Borders Group, Inc.	7,800	54,600
#	Brookfield Homes Corp.	39,865	511,468
	Brown Shoe Company, Inc.	74,175	1,127,460
#	Brunswick Corp.	112,200	1,547,238
	Building Materials Holding Corp.	17,800	21,538
* #	Cabela’s, Inc.	120,700	1,478,575
*	Cache, Inc.	9,000	105,390
* #	California Coastal Communities, Inc.	10,209	26,952
	Callaway Golf Co.	12,400	168,392
	Canterbury Park Holding Corp.	2,833	27,622
	Carmike Cinemas, Inc.	8,200	43,214
	Carnival Corp.	106,900	3,961,714

*	Carriage Services, Inc.	19,056	82,894
* #	Casual Male Retail Group, Inc.	14,667	56,028
*	Cavalier Homes, Inc.	23,813	55,961
*	Cavco Industries, Inc.	10,095	353,426
	CBS Corp. Class B	493,166	7,979,426
*	Charlotte Russe Holding, Inc.	10,800	127,548
* #	Chicos FAS, Inc.	7,700	44,198
*	Chromcraft Revington, Inc.	100	290
	Churchill Downs, Inc.	81	3,598
#	Cinemark Holdings, Inc.	62,043	911,412
	Circuit City Stores, Inc.	9,700	17,460
#	Citadel Broadcasting Co.	442	442
	Coachmen Industries, Inc.	6,900	12,489
	Coast Distribution System, Inc.	400	1,280
	Cobra Electronics Corp.	1,200	3,492
	Collectors Universe, Inc.	14,288	111,446
#	Columbia Sportswear Co.	21,213	856,793
	Comcast Corp. Class A	3,753,475	79,498,600
	Comcast Corp. Special Class A Non-Voting	1,537,588	32,504,610
*	Concord Camera Corp.	9,362	27,618
* #	Conn’s, Inc.	38,000	726,560
	Cooper Tire & Rubber Co.	97,000	927,320
* #	Cox Radio, Inc.	61,500	685,725
	Craftmade International, Inc.	3,099	13,016
	CSS Industries, Inc.	18,850	502,352
*	Culp, Inc.	21,913	161,718
* #	Cumulus Media, Inc. Class A	22,400	105,056
*	Cybex International, Inc.	30,133	101,247
*	Cycle Country Accessories Corp.	3,220	3,172
* #	DEI Holdings, Inc.	1,368	1,956
* #	dELiA*s, Inc.	1,200	2,988
*	Delta Apparel, Inc.	879	6,109
*	Design Within Reach, Inc.	24,371	100,652
* #	Diedrich Coffee, Inc.	9,452	17,722
#	Dillards, Inc. Class A	125,800	1,606,466
#	Dineequity, Inc.	55,683	1,105,864
*	Discovery Holding Co. Class A	80,960	1,637,821
* #	Discovery Holding Co. Class B	7,874	211,378
* #	Dixie Group, Inc.	11,800	90,270
*	Dorman Products, Inc.	7,549	96,552
	Dover Motorsports, Inc.	16,800	83,832
*	DSW, Inc.	2,000	29,060
*	Duckwall-ALCO Stores, Inc.	700	9,275
	Educational Development Corp.	1,000	5,290
*	Emerson Radio Corp.	29,540	32,494
*	Entravision Communications Corp.	67,000	214,400
	Escalade, Inc.	600	1,770
*	Expedia, Inc.	109,511	1,933,964
*	Famous Dave’s of America, Inc.	200	1,860
	Finish Line, Inc. Class A	110,609	1,337,263
	Fisher Communications, Inc.	8,231	286,192
*	Flanigan’s Enterprises, Inc.	865	5,795
	Flexsteel Industries, Inc.	1,719	19,081
	Foot Locker, Inc.	201,364	3,280,220
* #	Ford Motor Co.	3,834,761	17,103,034

	Fortune Brands, Inc.	151,674	8,921,465
*	Franklin Covey Co.	10,916	97,698
*	Franklin Electronic Publishers, Inc.	15,050	26,337
	Fred’s, Inc.	60,080	842,322
	Frisch’s Restaurants, Inc.	300	6,975
* #	Fuel Systems Solutions, Inc.	1,973	102,261
	Furniture Brands International, Inc.	71,463	639,594
*	GameTech International, Inc.	16,810	65,391
* #	Gander Mountain Co.	52,026	183,132
	Gannett Co., Inc.	267,300	4,755,267
* #	Gaylord Entertainment Co.	23,382	810,186
#	General Motors Corp.	12,752	127,520
*	G-III Apparel Group, Ltd.	24,200	447,942
*	Goodyear Tire & Rubber Co.	152,323	2,987,054
* #	Gottschalks, Inc.	12,151	17,862
	Gray Television, Inc.	22,379	55,052
* #	Great Wolf Resorts, Inc.	1,800	9,414
	Group 1 Automotive, Inc.	41,700	882,372
*	Harris Interactive, Inc.	47,700	80,613
*	Hartmarx Corp.	2,000	4,960
*	Hastings Entertainment, Inc.	1,572	12,497
	Haverty Furniture Co., Inc.	36,299	400,741
*	Hawk Corp.	600	14,400
*	Hayes Lemmerz International, Inc.	8,881	22,469
#	Hearst-Argyle Television, Inc.	90,553	1,792,949
*	Heelys, Inc.	4,600	23,322
*	Helen of Troy, Ltd.	64,389	1,548,555
*	Hollywood Media Corp.	30,308	83,044
*	Hot Topic, Inc.	12,657	78,600
* #	Hovnanian Enterprises, Inc. Class A	97,900	699,006
*	HSN, Inc.	68,956	1,010,205
*	Iconix Brand Group, Inc.	9,157	118,400
	ILX Resorts, Inc.	900	1,935
* #	Infosonics Corp.	100	60
*	Interstate Hotels & Resorts, Inc.	52,524	138,138
*	Interval Leisure Group, Inc.	68,956	895,738
	J. Alexander’s Corp.	9,296	56,799
	J.C. Penney Co., Inc.	183,815	7,163,271
* #	Jakks Pacific, Inc.	18,275	455,961
* #	Jarden Corp.	105,350	2,704,334
* #	Jo-Ann Stores, Inc.	47,950	1,197,311
	Johnson Outdoors, Inc.	12,128	187,014
#	Jones Apparel Group, Inc.	13,700	272,082
	Journal Communications, Inc. Class A	17,629	90,084
#	KB Home	125,677	2,614,082
	Kenneth Cole Productions, Inc. Class A	17,774	285,450
	Kimball International, Inc. Class B	28,687	302,074
	K-Swiss, Inc. Class A	30,500	523,075
	LaCrosse Footwear, Inc.	495	8,167
*	Lakeland Industries, Inc.	11,757	150,372
* #	Lakes Entertainment, Inc.	2,300	15,088
#	Landry’s Restaurants, Inc.	25,100	483,426
*	Lazare Kaplan International, Inc.	13,180	106,099
#	La-Z-Boy, Inc.	48,700	368,659
* #	Leapfrog Enterprises, Inc.	100	850

* #	Lear Corp.	47,300	594,088
#	Lee Enterprises, Inc.	35,511	133,166
	Leggett & Platt, Inc.	236,744	5,281,759
*	Liberty Media Corp. - Entertainment Class A	625,764	17,389,982
*	Liberty Media Corp. - Entertainment Class B	14,088	393,478
*	Liberty Media Holding Corp. Capital Class A	217,289	3,530,946
*	Liberty Media Holding Corp. Capital Class B	6,041	100,462
*	Liberty Media Holding Corp. Interactive Class A	880,363	11,964,133
*	Liberty Media Holding Corp. Interactive Class B	31,518	428,014
	Lifetime Brands, Inc.	3,357	32,529
*	Lin TV Corp.	28,200	173,430
#	Lithia Motors, Inc. Class A	6,649	32,248
* #	Live Nation, Inc.	130,962	2,101,940
*	Lodgian, Inc.	21,628	182,973
*	Luby’s, Inc.	48,862	362,556
#	M/I Homes, Inc.	30,930	553,956
*	Mace Security International, Inc.	9,231	14,677
	Macy’s, Inc.	372,300	7,751,286
* #	MarineMax, Inc.	1,200	9,504
*	McCormick & Schmick’s Seafood Restaurants, Inc.	8,812	86,446
	MDC Holdings, Inc.	77,434	3,209,639
*	Meade Instruments Corp.	7,514	3,757
* #	Meritage Homes Corp.	61,660	1,444,077
	Modine Manufacturing Co.	42,200	667,604
* #	Mohawk Industries, Inc.	102,340	7,066,577
#	Monaco Coach Corp.	11,200	26,768
#	Monro Muffler Brake, Inc.	1,919	39,781
*	Morton’s Restaurant Group, Inc.	7,166	51,667
*	Mothers Work, Inc.	11,618	176,710
#	Movado Group, Inc.	31,700	735,123
* #	MTR Gaming Group, Inc.	35,575	145,502
* #	Multimedia Games, Inc.	34,788	176,027
#	Nautilus Group, Inc.	45,100	239,932
*	Navarre Corp.	179	290
	New Frontier Media, Inc.	22,735	87,984
*	New Motion, Inc.	200	800
*	New York & Co., Inc.	32,600	384,680
	News Corp. Class A	1,550	21,948
* #	Office Depot, Inc.	233,937	1,646,916
#	OfficeMax, Inc.	71,100	870,264
#	Orleans Homebuilders, Inc.	20,371	99,818
	O’Charleys, Inc.	28,308	283,363
* #	Outdoor Channel Holdings, Inc.	49,315	394,027
#	Oxford Industries, Inc.	35,285	806,262
* #	Palm Harbor Homes, Inc.	1,200	10,800
*	PC Mall, Inc.	4,708	45,056
#	Penske Automotive Group, Inc.	161,280	2,136,960
* #	Perry Ellis International, Inc.	31,523	537,782
*	Phoenix Footwear Group, Inc.	8,400	8,904
* #	Pinnacle Entertainment, Inc.	9,100	100,919
* #	Playboy Enterprises, Inc. Class B	45,100	192,126
*	Pomeroy IT Solutions, Inc.	10,282	53,466
*	Proliance International, Inc.	18,596	21,943
*	QEP Co., Inc.	5,300	31,747
*	Quiksilver, Inc.	137,900	1,063,209

* #	R.H. Donnelley Corp.	3,100	11,625
*	RC2 Corp.	6,900	173,673
*	Red Lion Hotels Corp.	28,076	239,488
*	Regent Communications, Inc.	9,238	7,206
	Regis Corp.	73,400	2,015,564
* #	Rent-A-Center, Inc.	40,770	923,848
*	Retail Ventures, Inc.	65,700	307,476
*	Rex Stores Corp.	4,050	52,326
*	Rocky Brands, Inc.	6,664	34,719
	Royal Caribbean Cruises, Ltd.	333,800	9,072,684
	Ruby Tuesday, Inc.	8,900	62,211
#	Russ Berrie & Co., Inc.	15,100	114,609
#	Ryland Group, Inc.	73,900	1,713,002
*	Saga Communications, Inc. Class A	24,780	155,866
	Salem Communications Corp.	19,181	36,444
	Sauer-Danfoss, Inc.	6,000	196,620
#	Scholastic Corp.	38,300	999,630
* #	Sears Holdings Corp.	148,945	13,695,493
	Service Corp. International	245,551	2,507,076
	Shiloh Industries, Inc.	24,611	209,686
*	Shoe Carnival, Inc.	26,682	435,450
	Sinclair Broadcast Group, Inc. Class A	103,923	736,814
* #	Skechers U.S.A., Inc. Class A	20,200	386,224
	Skyline Corp.	13,023	297,836
	Snap-On, Inc.	41,800	2,383,436
	Sonic Automotive, Inc.	55,200	593,952
* #	Source Interlink Companies, Inc.	16,430	20,537
*	Spanish Broadcasting System, Inc.	21,995	9,018
	Speedway Motorsports, Inc.	74,817	1,655,700
*	Sport Chalet, Inc. Class A	15,382	53,068
*	Sport Chalet, Inc. Class B	500	1,575
#	Sport Supply Group, Inc.	5,733	69,943
	Stage Stores, Inc.	60,550	963,956
	Standard Motor Products, Inc.	23,500	162,385
#	Standard Pacific Corp.	133,900	428,480
	Stanley Furniture, Inc.	11,599	95,692
*	Steinway Musical Instruments, Inc.	10,438	301,763
#	Stewart Enterprises, Inc.	25,202	235,891
* #	Stoneridge, Inc.	23,350	296,545
	Strattec Security Corp.	5,656	161,705
#	Superior Industries International, Inc.	38,900	683,473
	Superior Uniform Group, Inc.	9,178	95,084
* #	Syms Corp.	3,500	58,520
#	Systemax, Inc.	29,000	447,180
	Tandy Brand Accessories, Inc.	10,432	59,462
* #	Tarragon Corp.	936	899
	The Marcus Corp.	42,210	725,168
	The Men’s Wearhouse, Inc.	1,500	32,850
#	The Pep Boys - Manny, Moe & Jack	81,600	718,080
* #	The Steak n Shake Co.	600	4,668
*	Ticketmaster	68,956	1,477,727
	Time Warner, Inc.	5,159,956	84,468,480
* #	Toll Brothers, Inc.	257,599	6,409,063
*	Trans World Entertainment Corp.	24,866	71,863
* #	Trump Entertainment Resorts, Inc.	600	732

*	TRW Automotive Holdings Corp.	168,375	3,229,432
* #	Tuesday Morning Corp.	32,332	136,118
	Tyco Electronics, Ltd.	232,498	7,651,509
* #	Unifi, Inc.	172,580	688,594
	Unifirst Corp.	20,100	864,903
* #	Valassis Communications, Inc.	48,600	457,326
*	ValueVision Media, Inc. Class A	47,800	111,852
	Virco Manufacturing Corp.	12,501	54,504
* #	Warnaco Group, Inc.	35,758	1,844,040
#	Washington Post Co.	12,001	7,158,596
*	West Marine, Inc.	13,323	65,949
	Whirlpool Corp.	88,001	7,159,761
	Wyndham Worldwide Corp.	244,516	4,714,268
#	Xerium Technologies, Inc.	43,860	338,161
* #	Zale Corp.	75,640	2,065,728
Total Consumer Discretionary			474,051,746

Consumer Staples — (4.5%)
	Archer-Daniels-Midland Co.	457,265	11,641,967
*	Bridgford Foods Corp.	100	595
*	Cagle’s, Inc. Class A	600	2,895
#	Cal-Maine Foods, Inc.	27,317	1,078,748
* #	Caribou Coffee Co.	3,400	10,642
*	Central Garden & Pet Co.	48,200	270,402
*	Central Garden & Pet Co. Class A	110,693	586,673
#	Chiquita Brands International, Inc.	48,500	711,980
#	Coca-Cola Bottling Co. Consolidated	6,321	256,506
	Coca-Cola Enterprises, Inc.	804,540	13,733,498
* #	Collective Brands, Inc.	45,200	656,304
*	Constellation Brands, Inc. Class A	134,854	2,846,768
*	Constellation Brands, Inc. Class B	4,025	85,451
	Corn Products International, Inc.	93,300	4,178,907
* #	Craft Brewers Alliance, Inc.	11,301	39,440
#	CVS Caremark Corp.	726,214	26,579,432
	Del Monte Foods Co.	359,370	3,061,832
	Farmer Brothers Co.	34,214	891,617
	Griffin Land & Nurseries, Inc. Class A	1,500	51,720
* #	Hain Celestial Group, Inc.	46,600	1,211,134
#	Imperial Sugar Co.	8,419	118,119
	Ingles Market, Inc. Class A	3,338	82,482
	J.M. Smucker Co.	92,382	5,009,876
	Kraft Foods, Inc.	1,178,778	37,143,295
#	MGP Ingredients, Inc.	40,300	198,679
	Molson Coors Brewing Co.	246,248	11,733,717
	Molson Coors Brewing Co. Class A	391	18,438
*	Monterey Pasta Co.	15,479	32,042
#	Nash Finch Co.	20,900	851,048
	Oil-Dri Corp. of America	3,066	56,414
* #	Omega Protein Corp.	35,725	485,145
* #	Orchids Paper Products Co.	700	5,390
* #	Parlux Fragrances, Inc.	48,809	343,127
	PepsiAmericas, Inc.	144,800	3,392,664
	Pilgrim’s Pride Corp.	98,100	1,259,604
*	Prestige Brands Holdings, Inc.	101,900	968,050
	Reynolds American, Inc.	152,190	8,063,026

#	Sanderson Farms, Inc.	23,200	795,992
* #	Sanfilippo (John B.) & Son, Inc.	9,100	86,814
#	Seaboard Corp.	2,041	2,647,177
*	Seneca Foods Corp. Class B	300	6,303
* #	Smart Balance, Inc.	600	3,840
* #	Smithfield Foods, Inc.	249,373	5,014,891
* #	Spectrum Brands, Inc.	67,400	114,580
	SUPERVALU, Inc.	339,545	7,874,049
	Tasty Baking Co.	2,699	11,336
*	TreeHouse Foods, Inc.	53,970	1,498,207
	Tyson Foods, Inc. Class A	405,030	5,881,036
#	Universal Corp.	900	46,728
	Weis Markets, Inc.	44,681	1,691,176
* #	Winn-Dixie Stores, Inc.	92,300	1,303,276
*	Zapata Corp.	3,064	21,142
Total Consumer Staples			164,654,174

Energy — (15.7%)
	Adams Resources & Energy, Inc.	6,758	189,494
* #	Allis-Chalmers Energy, Inc.	73,600	1,064,256
	Anadarko Petroleum Corp.	844,668	52,141,356
	Apache Corp.	487,346	55,742,635
	Barnwell Industries, Inc.	3,790	44,911
*	Basic Energy Services, Inc.	79,746	2,330,976
* #	Bill Barret Corp.	1,140	44,893
* #	Brigham Exploration Co.	97,094	1,317,566
* #	Bristow Group, Inc.	38,200	1,557,414
* #	Bronco Drilling Co., Inc.	40,781	646,379
#	Cabot Oil & Gas Corp.	3,300	146,652
*	Callon Petroleum Co.	21,700	431,179
	Chesapeake Energy Corp.	620,500	30,032,200
	Cimarex Energy Co.	125,500	6,970,270
* #	Clayton Williams Energy, Inc.	18,190	1,472,299
*	Complete Production Services, Inc.	95,200	2,813,160
* #	Comstock Resources, Inc.	85,299	5,539,317
	ConocoPhillips	1,665,246	137,399,447
* #	Delta Petroleum Corp.	8,728	156,755
	Devon Energy Corp.	617,500	63,015,875
* #	Edge Petroleum Corp.	15,735	71,752
*	Encore Acquisition Co.	65,400	3,372,024
* #	Endeavour International Corp.	57,117	98,241
*	Energy Partners, Ltd.	8,200	97,580
	ENSCO International, Inc.	55,847	3,785,310
#	EOG Resources, Inc.	20,900	2,182,378
* #	EXCO Resources, Inc.	162,510	4,303,265
* #	Exterran Holdings, Inc.	26,789	1,224,525
* #	Forest Oil Corp.	150,189	8,548,758
*	Geokinetics, Inc.	12,504	244,828
* #	Geomet, Inc.	65,104	454,426
* #	Grey Wolf, Inc.	248,298	2,162,676
*	Gulfmark Offshore, Inc.	17,147	859,065
* #	Harvest Natural Resources, Inc.	28,700	317,996
* #	Helix Energy Solutions Group, Inc.	3,100	95,387
	Helmerich & Payne, Inc.	86,900	4,963,728
* #	Hercules Offshore, Inc.	92,800	2,048,096

	Hess Corp.	301,400	31,559,594
*	HKN, Inc.	19,023	179,197
* #	Hornbeck Offshore Services, Inc.	12,900	568,374
	Marathon Oil Corp.	442,123	19,926,484
*	Mariner Energy, Inc.	150,441	4,376,329
	Massey Energy Co.	33,400	2,203,064
*	Meridian Resource Corp.	154,985	420,009
*	Natural Gas Services Group	15,260	395,844
*	Newfield Exploration Co.	221,365	10,010,125
*	Newpark Resources, Inc.	130,700	1,121,406
	Noble Energy, Inc.	242,940	17,426,086
	Occidental Petroleum Corp.	4,200	333,312
* #	Oil States International, Inc.	39,000	2,169,570
*	OMNI Energy Services Corp.	6,800	29,920
	Overseas Shipholding Group, Inc.	52,000	3,730,480
* #	Parker Drilling Co.	87,100	807,417
	Patterson-UTI Energy, Inc.	111,625	3,172,382
*	Petrohawk Energy Corp.	182,762	6,325,393
*	Petroleum Development Corp.	16,500	1,003,035
* #	PHI, Inc. Non-Voting	24,417	937,857
* #	PHI, Inc. Voting	200	7,651
*	Pioneer Drilling Co.	83,080	1,392,421
	Pioneer Natural Resources Co.	199,821	12,622,693
*	Plains Exploration & Production Co.	162,830	8,776,537
*	Pride International, Inc.	30,126	1,157,140
* #	Quest Resource Corp.	18,037	86,758
*	SEACOR Holdings, Inc.	40,633	3,581,799
* #	Stone Energy Corp.	51,287	2,444,881
*	Swift Energy Corp.	48,099	2,246,704
	Tesoro Petroleum Corp.	54,600	1,012,830
	Tidewater, Inc.	1,200	72,804
* #	Trico Marine Services, Inc.	41,694	990,232
*	Union Drilling, Inc.	34,327	488,130
*	Unit Corp.	57,000	3,860,610
#	USEC, Inc.	79,300	456,768
	Valero Energy Corp.	738,360	25,665,394
* #	VeraSun Energy Corp.	158,300	911,808
	W&T Offshore, Inc.	65,800	2,313,528
*	Whiting Petroleum Corp.	70,255	6,761,341
	World Fuel Services Corp.	21,911	631,256
Total Energy			580,064,232

Financials — (27.8%)
	1st Independence Financial Group, Inc.	100	1,844
	1st Source Corp.	51,101	1,110,425
	21st Century Holding Co.	21,667	145,386
	Abigail Adams National Bancorp, Inc.	900	5,175
#	Abington Bancorp, Inc.	49,812	492,641
	Access National Corp.	600	3,588
	Advanta Corp. Class A	28,983	188,969
#	Advanta Corp. Class B	63,916	487,679
	Affirmative Insurance Holdings, Inc.	7,456	44,960
* #	Allegheny Corp.	14,742	4,717,440
	Alliance Bancorp, Inc. of Pennsylvania	700	6,293
	Allstate Corp.	701,000	31,636,130

* #	AmComp, Inc.	15,343	184,116
	Amcore Financial, Inc.	43,411	381,589
	American Bancorp of New Jersey, Inc.	22,486	237,677
#	American Capital, Ltd.	319,685	6,949,952
#	American Equity Investment Life Holding Co.	88,700	815,153
	American Financial Group, Inc.	206,800	5,900,004
*	American Independence Corp.	866	5,768
	American International Group, Inc.	1,566,561	33,665,396
	American National Insurance Co.	48,061	4,587,422
#	American Physicians Capital, Inc.	4,950	209,385
#	American West Bancorporation	30,946	53,227
* #	AmeriCredit Corp.	151,900	1,607,102
	Ameris Bancorp	36,345	436,867
*	Amerisafe, Inc.	39,216	725,104
* #	AmeriServe Financial, Inc.	33,134	93,769
#	Anchor Bancorp Wisconsin, Inc.	34,430	264,422
* #	Appalachian Bancshares, Inc.	1,797	11,591
#	Asset Acceptance Capital Corp.	12,821	138,980
#	Associated Banc-Corp.	152,800	2,674,000
	Assurant, Inc.	8,200	479,126
	Atlantic Coast Federal Corp.	3,455	27,294
#	Atlantic Southern Financial Group, Inc.	1,000	13,750
*	B of I Holding, Inc.	12,754	80,223
	Baldwin & Lyons, Inc. Class A	300	6,762
	Baldwin & Lyons, Inc. Class B	8,113	172,969
	Bancorp Rhode Island, Inc.	1,300	38,571
	BancorpSouth, Inc.	35,800	824,116
	BancTrust Financial Group, Inc.	14,204	119,882
	Bank Mutual Corp.	94,800	1,142,340
	Bank of America Corp.	2,357,288	73,405,948
* #	Bank of Florida Corp.	23,916	189,893
#	Bank of Granite Corp.	32,753	250,888
#	BankAtlantic Bancorp, Inc. Class A	14,300	26,598
	BankFinancial Corp.	46,664	696,227
#	BankUnited Financial Corp. Class A	225	268
#	Banner Corp.	666	7,040
	Bar Harbor Bankshares	2,000	58,440
#	BB&T Corp.	165,800	4,974,000
* #	Beach First National Bancshares, Inc.	7,596	62,819
	Benjamin Franklin Bancorp, Inc.	5,074	61,142
	Berkshire Hills Bancorp, Inc.	25,284	672,554
#	Beverly Hills Bancorp, Inc.	30,525	41,819
	Blackrock, Inc.	53,268	11,572,473
* #	BNCCORP, Inc.	494	4,965
	Brookline Bancorp, Inc.	77,125	792,845
	Cadence Financial Corp.	27,281	250,712
#	Camden National Corp.	637	20,632
#	Capital City Bank Group, Inc.	14,054	340,528
#	Capital Corp. of the West	9,068	28,836
#	Capital One Financial Corp.	654,079	28,871,047
#	Capital Southwest Corp.	8,539	1,144,568
	CapitalSouth Bancorp	100	252
#	Capitol Bancorp, Ltd.	35,999	553,305
	Cardinal Financial Corp.	63,270	537,162
	Carver Bancorp, Inc.	600	4,590

#	Cascade Financial Corp.	12,500	114,750
#	Cathay General Bancorp	68,257	1,321,456
	Center Bancorp, Inc.	837	8,847
	Center Financial Corp.	40,876	550,600
#	Centerstate Banks of Florida, Inc.	400	5,716
*	Central Jersey Bancorp	5,901	45,969
#	Central Pacific Financial Corp.	14,800	176,120
	Centrue Financial Corp.	1,000	12,730
	Century Bancorp, Inc. Class A	906	15,629
	CFS Bancorp, Inc.	14,248	135,926
	Chemical Financial Corp.	34,775	1,002,563
*	Chicopee Bancorp, Inc.	600	8,028
	Chubb Corp.	587,928	28,226,423
	Cincinnati Financial Corp.	273,147	8,096,077
	Citizens Community Bancorp, Inc.	10,355	82,219
	Citizens Holding Co.	300	5,853
#	Citizens Republic Bancorp, Inc.	12,539	46,018
	Citizens South Banking Corp.	1,842	14,736
	City Holding Co.	1,577	65,934
	City National Corp.	73,100	3,617,719
	CNA Financial Corp.	366,800	10,285,072
*	CNA Surety Corp.	59,978	963,846
	Codorus Valley Bancorp, Inc.	315	3,767
	Colony Bankcorp, Inc.	300	3,228
	Columbia Banking System, Inc.	39,247	549,458
	Comerica, Inc.	201,512	5,660,472
	Commonwealth Bankshares, Inc.	800	11,000
* #	Community Bancorp	2,900	15,254
	Community Bank System, Inc.	31,500	711,900
	Community Trust Bancorp, Inc.	26,863	900,985
#	Community West Bancshares	400	1,600
* #	CompuCredit Corp.	51,918	269,454
*	Conseco, Inc.	246,095	2,207,472
* #	Consumer Portfolio Services, Inc.	19,578	42,093
* #	Core-Mark Holding Co., Inc.	22,071	651,095
#	Corus Bankshares, Inc.	10,197	40,482
*	Cowen Group, Inc.	2,400	22,032
	Crawford & Co. Class A	1,200	12,612
*	Crescent Financial Corp.	18,540	119,212
*	Dearborn Bancorp, Inc.	7,013	32,260
	Delphi Financial Group, Inc. Class A	73,650	1,976,030
	Discover Financial Services	719,953	11,843,227
	Donegal Group, Inc. Class A	40,892	735,238
	Donegal Group, Inc. Class B	300	5,697
* #	E*TRADE Financial Corp.	123,406	394,899
#	East West Bancorp, Inc.	29,363	366,157
	Eastern Insurance Holdings, Inc.	22,090	336,652
	Eastern Virginia Bankshares, Inc.	300	4,800
	EMC Insurance Group, Inc.	24,800	602,640
*	Encore Bancshares, Inc.	2,700	44,739
* #	Encore Capital Group, Inc.	37,672	478,434
	Enterprise Bancorp, Inc.	600	7,125
#	Enterprise Financial Services Corp.	17,061	320,064
	ESB Financial Corp.	1,000	10,680
	ESSA Bancorp, Inc.	21,670	289,945

	Evans Bancorp, Inc.	400	6,660
	F.N.B. Corp.	30,495	356,487
	Farmers Capital Bank Corp.	900	26,883
	FBL Financial Group, Inc. Class A	49,686	1,140,294
#	Federal Agriculture Mortgage Corp. Class A	277	5,609
	Federal Agriculture Mortgage Corp. Class C	13,100	383,830
	Fidelity Bancorp, Inc.	400	4,600
	Fidelity National Financial, Inc.	316,027	4,433,859
	Fidelity Southern Corp.	7,035	27,788
#	Fifth Third Bancorp	1,011,926	15,968,192
#	Financial Federal Corp.	26,591	663,977
	Financial Institutions, Inc.	4,550	79,944
* #	First Acceptance Corp.	17,700	58,056
	First American Corp.	155,240	3,922,915
#	First Bancorp	15,362	230,430
#	First Bancorp, Inc.	870	15,808
	First Bancshares, Inc. (318687100)	400	6,712
	First Bancshares, Inc. (318916103)	300	4,650
#	First Busey Corp.	62,749	888,526
	First Business Financial Services, Inc.	300	4,977
	First Citizens BancShares, Inc.	18,938	2,810,778
#	First Commonwealth Financial Corp.	104,690	1,196,607
	First Community Bancshares, Inc.	2,977	95,056
	First Defiance Financial Corp.	10,977	179,913
#	First Federal Bancshares of Arkansas, Inc.	1,300	9,997
	First Federal of Northern Michigan Bancorp, Inc.	1,100	5,390
	First Financial Bancorp	56,678	737,948
#	First Financial Corp.	27,466	1,139,290
	First Financial Holdings, Inc.	3,086	67,398
	First Financial Service Corp.	900	18,117
	First M&F Corp.	300	3,201
	First Merchants Corp.	31,341	604,568
*	First Mercury Financial Corp.	27,414	403,808
	First Niagara Financial Group, Inc.	191,382	2,863,075
	First PacTrust Bancorp, Inc.	900	11,340
	First Place Financial Corp.	24,803	251,998
* #	First Regional Bancorp	16,720	85,606
	First Security Group, Inc.	9,508	75,018
#	First State Bancorporation	22,200	126,762
	First United Corp.	300	6,024
	Firstbank Corp.	210	1,905
* #	FirstCity Financial Corp.	705	4,399
#	Flagstar Bancorp, Inc.	33,000	146,190
	Flushing Financial Corp.	37,996	660,750
	FNB United Corp.	21,631	162,665
*	FPIC Insurance Group, Inc.	10,600	547,596
* #	Franklin Bank Corp.	92	53
	Fulton Financial Corp.	210,553	2,244,495
#	Gateway Financial Holdings, Inc.	23,241	160,130
	Genworth Financial, Inc.	705,238	11,319,070
	German American Bancorp, Inc.	16,936	219,999
*	Golfsmith International Holdings, Inc.	177	589
#	Great Southern Bancorp, Inc.	500	5,185
	Greene Bancshares, Inc.	3,500	54,075
	GS Financial Corp.	400	6,200

* #	Guaranty Bancorp	113,605	639,596
	Guaranty Federal Bancshares, Inc.	1,684	24,048
*	Guaranty Financial Group, Inc.	11,566	55,401
*	Hallmark Financial Services, Inc.	20,100	185,523
	Hancock Holding Co.	1,500	73,575
#	Hanmi Financial Corp.	6,300	32,193
	Hanover Insurance Group, Inc.	96,080	4,537,858
	Harleysville Group, Inc.	47,300	1,715,571
	Harleysville National Corp.	67,517	992,500
#	Harrington West Financial Group, Inc.	400	1,420
* #	Harris & Harris Group, Inc.	57,901	423,835
	Hartford Financial Services Group, Inc.	349,109	22,021,796
	HCC Insurance Holdings, Inc.	166,823	4,200,603
	Heartland Financial USA, Inc.	13,489	290,418
	Heritage Commerce Corp.	37,423	449,824
	Heritage Financial Corp.	11,918	168,282
	HF Financial Corp.	400	6,144
*	Hilltop Holdings, Inc.	6,627	68,987
	Hingham Institution for Savings	500	14,750
	HMN Financial, Inc.	4,096	58,327
	Home Bancshares, Inc.	29,170	700,974
	Home Federal Bancorp, Inc.	20,386	224,246
	HopFed Bancorp, Inc.	1,719	20,783
	Horace Mann Educators Corp.	68,828	1,025,537
	Horizon Bancorp	300	6,663
#	Horizon Financial Corp.	17,341	141,329
#	Hudson City Bancorp, Inc.	685,228	12,635,604
	Huntington Bancshares, Inc.	94,200	689,544
	IBERIABANK Corp.	21,918	1,188,613
#	Imperial Capital Bancorp, Inc.	359	3,209
#	Independence Holding Co.	25,070	329,420
	Independent Bank Corp. (MA)	21,300	589,158
	Independent Bank Corp. (MI)	42,610	315,740
	Infinity Property & Casualty Corp.	32,000	1,488,000
	Integra Bank Corp.	43,752	280,450
	Intervest Bancshares Corp.	1,136	9,043
	Investors Title Co.	1,100	48,345
#	Irwin Financial Corp.	3,095	12,101
	JPMorgan Chase & Co.	3,491,094	134,372,208
	Kentucky First Federal Bancorp	800	7,600
	KeyCorp	634,041	7,614,832
	K-Fed Bancorp	107	1,085
*	Knight Capital Group, Inc.	79,507	1,370,701
*	LaBranche & Co., Inc.	2,500	16,075
#	Lakeland Bancorp, Inc.	43,159	509,276
	LandAmerica Financial Group, Inc.	11,300	193,682
#	Landmark Bancorp, Inc.	1,470	31,605
	Legacy Bancorp, Inc.	22,879	315,501
	Legg Mason, Inc.	145,493	6,478,803
	Lehman Brothers Holdings, Inc.	175,200	2,818,968
	Leucadia National Corp.	246,600	11,415,114
	Lincoln National Corp.	463,782	23,541,574
#	LNB Bancorp, Inc.	12,489	107,281
	Loews Corp.	784,497	34,070,705
	LSB Corp.	800	11,800

	M&T Bank Corp.	122,692	8,752,847
#	Macatawa Bank Corp.	33,567	271,557
	MainSource Financial Group, Inc.	39,983	724,092
	Marshall & Ilsley Corp.	339,980	5,235,692
	MB Financial, Inc.	59,049	1,643,334
#	MBT Financial Corp.	24,831	112,981
	MCG Capital Corp.	7,747	26,960
	Meadowbrook Insurance Group, Inc.	113,375	759,613
	Medallion Financial Corp.	20,360	211,337
#	Mercantile Bancorp, Inc.	400	6,790
	Mercantile Bank Corp.	716	6,165
	Mercer Insurance Group, Inc.	14,397	238,990
* #	Meridian Interstate Bancorp, Inc.	1,700	16,388
	Merrill Lynch & Co., Inc.	188,916	5,355,769
	Meta Financial Group, Inc.	1,601	29,779
#	MetLife, Inc.	1,133,200	61,419,440
	MetroCorp Bancshares, Inc.	2,200	28,072
	MicroFinancial, Inc.	4,100	17,712
#	Midwest Banc Holdings, Inc.	50,922	283,636
	Morgan Stanley	621,449	25,373,763
*	Move, Inc.	3,840	10,368
	MutualFirst Financial, Inc.	2,300	24,311
#	Nara Bancorp, Inc.	50,285	550,621
#	National Penn Bancshares, Inc.	139,707	1,995,016
#	National Western Life Insurance Co. Class A	800	191,552
	Nationwide Financial Services, Inc.	77,000	3,960,880
*	Navigators Group, Inc.	28,893	1,513,993
#	Nelnet, Inc. Class A	35,100	551,772
*	New Century Bancorp, Inc.	600	5,562
	New Hampshire Thrift Bancshares, Inc.	2,300	22,310
	New Westfield Financial, Inc.	41,439	423,507
	New York Community Bancorp, Inc.	513,824	8,472,958
#	NewAlliance Bancshares, Inc.	185,060	2,537,173
	NewBridge Bancorp	5,501	32,951
*	Newport Bancorp, Inc.	700	8,453
*	Newstar Financial, Inc.	1,000	8,800
* #	Newtek Business Services, Inc.	1,257	855
* #	NexCen Brands, Inc.	310	115
*	Nexity Financial Corp.	5,159	10,782
	Northeast Community Bancorp, Inc.	18,337	185,204
	Northrim Bancorp, Inc.	6,315	104,640
#	NYMAGIC, Inc.	13,520	293,114
	OceanFirst Financial Corp.	12,175	219,759
	Odyssey Re Holdings Corp.	126,009	4,758,100
#	Old National Bancorp	65,900	1,148,637
	Old Republic International Corp.	407,212	4,450,827
	PAB Bankshares, Inc.	306	2,283
#	Pacific Capital Bancorp	75,280	1,107,369
	Pacific Continental Corp.	4,430	54,533
	Pacific Mercantile Bancorp	15,114	102,775
*	Pacific Premier Bancorp, Inc.	300	1,581
#	PacWest Bancorp	1,100	24,948
	Pamrapo Bancorp, Inc.	2,200	30,272
#	Park National Corp.	19,846	1,216,560
	Parkvale Financial Corp.	500	11,035

	Patriot National Bancorp	400	5,500
# ●	Pelican Financial, Inc. Escrow Shares	300	—
*	Penn Treaty American Corp.	58,628	131,327
*	Pennsylvania Commerce Bancorp, Inc.	3,131	87,543
*	Penson Worldwide, Inc.	32,500	547,625
	Peoples Bancorp of North Carolina	300	3,345
	Peoples Bancorp, Inc.	21,610	443,869
*	Pico Holdings, Inc.	37,338	1,778,782
* #	Pinnacle Financial Partners, Inc.	38,859	983,910
*	Piper Jaffray Companies, Inc.	3,100	117,831
*	PMA Capital Corp. Class A	38,757	367,804
#	PMI Group, Inc.	20,600	73,954
	Porter Bancorp, Inc.	1,500	27,915
#	Preferred Bank	2,500	24,425
	Premier Financial Bancorp, Inc.	900	8,550
	Presidential Life Corp.	23,958	431,244
	Princeton National Bancorp, Inc.	1,100	29,975
	Principal Financial Group, Inc.	13,157	602,459
*	ProAssurance Corp.	54,633	2,944,719
#	Prosperity Bancshares, Inc.	75,055	2,399,508
	Protective Life Corp.	125,973	4,571,560
	Provident Financial Holdings, Inc.	9,189	58,258
	Provident Financial Services, Inc.	68,965	1,051,716
	Provident New York Bancorp	84,300	1,166,712
	Prudential Financial, Inc.	469,238	34,587,533
#	Pulaski Financial Corp.	9,672	93,818
	Rainier Pacific Financial Group, Inc.	15,717	115,363
	Regions Financial Corp.	8,501	78,804
#	Reinsurance Group of America, Inc.	101,590	4,892,574
#	Renasant Corp.	44,612	843,613
	Republic Bancorp, Inc. Class A	1,900	56,297
* #	Republic First Bancorp, Inc.	744	6,689
	Resource America, Inc.	22,388	276,492
* #	Rewards Network, Inc.	14,250	71,963
#	Riverview Bancorp, Inc.	15,371	100,065
	RLI Corp.	35,020	1,957,968
	Rockville Financial, Inc.	14,403	208,411
	Rome Bancorp, Inc.	16,195	174,906
	Royal Bancshares of Pennsylvania, Inc. Class A	900	4,293
	SAFECO Corp.	6,900	466,440
	Safety Insurance Group, Inc.	29,335	1,261,405
#	Sanders Morris Harris Group, Inc.	59,090	620,445
	Sandy Spring Bancorp, Inc.	35,765	640,194
	SCBT Financial Corp.	2,860	96,754
*	Seabright Insurance Holdings	44,350	538,409
	Seacoast Banking Corp. of Florida	18,176	159,585
#	Security Bank Corp.	25,768	97,661
	Selective Insurance Group, Inc.	82,800	1,998,792
	Shore Bancshares, Inc.	1,200	27,492
	SI Financial Group, Inc.	5,417	52,003
#	Simmons First National Corp. Class A	13,221	375,741
	Somerset Hills Bancorp	1,201	10,869
#	South Financial Group, Inc.	308	2,094
*	Southcoast Financial Corp.	700	8,068
	Southern Community Financial Corp.	30,490	148,486

* #	Southern First Bancshares, Inc.	900	10,143
	Southwest Bancorp, Inc.	30,600	515,304
	Sovereign Bancorp, Inc.	213,466	2,062,082
*	Specialty Underwriters’ Alliance, Inc.	2,510	13,178
	State Auto Financial Corp.	75,393	2,327,382
#	StellarOne Corp.	14,774	248,055
	Sterling Bancshares, Inc.	29,924	294,452
#	Sterling Financial Corp.	6,509	66,327
#	Stewart Information Services Corp.	25,500	477,105
* #	Stratus Properties, Inc.	2,802	81,342
*	Sun American Bancorp	560	1,131
*	Sun Bancorp, Inc.	31,881	376,196
	SunTrust Banks, Inc.	498,164	20,868,090
* #	Superior Bancorp	1,527	10,261
#	Susquehanna Bancshares, Inc.	153,978	2,460,568
* #	Susser Holdings Corp.	9,900	185,229
	SWS Group, Inc.	41,145	830,306
#	Synovus Financial Corp.	511,500	4,705,800
	Taylor Capital Group, Inc.	2,735	29,620
	Teche Holding Co.	600	19,950
#	Temecula Valley Bancorp, Inc.	2,718	14,025
* #	Texas Capital Bancshares, Inc.	40,316	629,333
	TF Financial Corp.	600	12,936
*	The Bancorp, Inc.	9,634	44,316
	The Phoenix Companies, Inc.	88,600	1,055,226
	The Travelers Companies, Inc.	943,158	41,649,857
	The Wilber Corp.	600	5,040
* #	Thomas Weisel Partners Group, Inc.	7,655	46,849
#	TIB Financial Corp.	1,538	10,766
* #	Tidelands Bancshares, Inc.	400	3,032
	Timberland Bancorp, Inc.	3,000	23,520
	Transatlantic Holdings, Inc.	91,903	5,523,370
*	Tree.com, Inc.	11,492	87,339
	Trico Bancshares	2,200	36,168
	Trustmark Corp.	63,121	1,211,292
	UMB Financial Corp.	46,740	2,431,882
#	Umpqua Holdings Corp.	70,705	987,042
*	Unico American Corp.	1,900	15,865
#	Union Bankshares Corp.	28,291	642,489
	UnionBanCal Corp.	154,113	11,355,046
*	United Capital Corp.	300	7,434
#	United Community Banks, Inc.	35,176	413,670
	United Community Financial Corp.	63,001	227,434
	United Financial Bancorp, Inc.	36,681	469,150
	United Fire & Casualty Co.	47,123	1,401,438
*	United PanAm Financial Corp.	953	3,536
	United Western Bancorp, Inc.	18,229	198,149
	Unitrin, Inc.	104,046	2,656,294
	Unity Bancorp, Inc.	2,925	16,760
* #	Universal American Corp.	46,291	609,652
	Univest Corporation of Pennsylvania	17,567	507,511
	Unum Group	543,200	13,802,712
#	Vineyard National Bancorp Co.	5,610	3,759
	W. R. Berkley Corp.	206,690	4,869,616
	Wachovia Corp.	1,056,454	16,787,054

#	Washington Federal, Inc.	115,632	1,992,339
#	Webster Financial Corp.	51,670	1,101,604
	Wesbanco, Inc.	41,466	1,027,527
	Wesco Financial Corp.	12,923	4,794,433
#	West Bancorporation	22,100	268,073
	West Coast Bancorp	3,775	41,450
* #	Western Alliance Bancorp	25,600	332,800
#	White Mountains Insurance Group, Ltd.	19,185	9,072,587
*	White River Capital, Inc.	300	4,725
	Whitney Holding Corp.	111,605	2,416,248
	Willow Financial Bancorp, Inc.	28,055	278,306
#	Wilshire Bancorp, Inc.	17,744	240,786
	Wintrust Financial Corp.	40,447	940,393
* #	WSB Financial Group, Inc.	1,004	1,175
	WSB Holdings, Inc.	100	490
#	Yadkin Valley Financial Corp.	13,525	221,134
#	Zenith National Insurance Corp.	63,800	2,436,522
#	Zions Bancorporation	161,212	4,326,930
* #	ZipRealty, Inc.	13,033	59,039
Total Financials			1,027,010,119

Health Care — (1.9%)
*	Adolor Corp.	6,302	20,545
* #	Advanced Medical Optics, Inc.	35,678	771,715
	Aetna, Inc.	57,795	2,493,276
*	Albany Molecular Research, Inc.	34,810	606,738
*	Allied Healthcare International, Inc.	57,915	131,467
*	Allied Healthcare Products, Inc.	1,000	6,325
*	Allion Healthcare, Inc.	27,600	190,716
#	Alpharma, Inc. Class A	78,205	2,791,919
*	Altus Pharmaceuticals, Inc.	700	1,113
*	American Dental Partners, Inc.	21,149	264,363
*	AMICAS, Inc.	99,113	290,401
*	Anadys Pharmaceuticals, Inc.	4,584	12,102
*	AngioDynamics, Inc.	48,717	800,420
*	APP Pharmaceuticals, Inc.	34,028	805,443
*	Apria Healthcare Group, Inc.	66,300	1,311,414
*	Arqule, Inc.	2,100	7,392
*	Arrhythmia Research Technology, Inc.	1,200	6,186
*	Assisted Living Concepts, Inc.	74,765	529,336
*	ATS Medical, Inc.	8,800	26,048
*	Avigen, Inc.	5,009	20,437
*	BioScrip, Inc.	65,100	261,702
*	Boston Scientific Corp.	232,917	2,925,438
#	Brookdale Senior Living, Inc.	112,800	2,487,240
* #	Caliper Life Sciences, Inc.	33,998	101,654
	Cambrex Corp.	5,500	35,695
*	Cantel Medical Corp.	30,908	296,408
*	Capital Senior Living Corp.	49,723	391,320
*	Cardiac Science Corp.	37,674	386,159
* #	Celera Corp.	100,190	1,402,660
* #	Community Health Systems, Inc.	151,474	5,227,368
* #	Conmed Corp.	49,672	1,587,517
*	Continucare Corp.	20,028	50,871
#	Cooper Companies, Inc.	77,156	2,841,655

* #	Cross Country Healthcare, Inc.	36,400	570,388
* #	Cutera, Inc.	3,400	37,978
	Daxor Corp.	600	11,040
*	Digirad Corp.	38,479	60,797
* #	ev3, Inc.	30,193	368,657
*	Gentiva Health Services, Inc.	42,124	1,172,311
* #	Greatbatch, Inc.	47,900	1,169,718
* #	Hanger Orthopedic Group, Inc.	9,000	152,370
*	Healthspring, Inc.	86,917	1,726,172
*	HealthTronics, Inc.	54,699	230,830
#	Hill-Rom Holdings, Inc.	82,955	2,483,673
* #	Hi-Tech Pharmacal Co., Inc.	12,055	112,955
*	Hologic, Inc.	44,000	933,680
*	Home Diagnostics, Inc.	16,023	165,518
	Hooper Holmes, Inc.	6,114	9,354
	Invacare Corp.	49,400	1,256,242
*	Inverness Medical Innovations, Inc.	16,700	593,184
* #	Iridex Corp.	4,807	19,228
	Kewaunee Scientific Corp.	1,631	22,785
* #	Kindred Healthcare, Inc.	43,700	1,351,641
*	King Pharmaceuticals, Inc.	426,520	4,879,389
*	Langer, Inc.	11,347	11,347
* #	Lannet Co., Inc.	8,400	28,980
*	Lexicon Pharmaceuticals, Inc.	24,800	46,128
* #	LifePoint Hospitals, Inc.	82,208	2,773,698
* #	Magyar Bancorp, Inc.	500	4,625
* #	Martek Biosciences Corp.	4,700	157,027
*	Maxygen, Inc.	10,167	50,123
*	MedCath Corp.	39,208	833,954
*	Medical Staffing Network Holdings, Inc.	30,839	82,957
* #	MediciNova, Inc.	300	1,155
* #	Nabi Biopharmaceuticals	12,200	70,272
*	National Dentex Corp.	400	3,784
* #	Neurogen Corp.	398	119
* #	Novacea, Inc.	10,743	25,246
* #	NovaMed, Inc.	40,006	179,227
*	Nutraceutical International Corp.	25,992	319,182
	Omnicare, Inc.	201,470	6,497,408
*	Orchid Cellmark, Inc.	3,350	10,955
*	Osteotech, Inc.	25,510	133,417
* #	Par Pharmaceutical Companies, Inc.	46,800	666,432
*	PDI, Inc.	15,476	115,296
* #	Pharmanet Development Group, Inc.	8,875	231,638
*	Prospect Medical Holdings, Inc.	14,274	32,117
* #	Regeneration Technologies, Inc.	30,452	285,640
*	RehabCare Group, Inc.	27,481	504,002
*	Res-Care, Inc.	32,560	626,454
* #	Spectrum Pharmaceuticals, Inc.	184	315
*	SRI/Surgical Express, Inc.	1,600	6,160
*	SunLink Health Systems, Inc.	500	1,450
*	Symmetry Medical, Inc.	15,300	263,313
*	Synovis Life Technologies, Inc.	1,836	40,319
*	Theragenics Corp.	32,183	107,813
* #	ViroPharma, Inc.	121,567	1,780,957
* #	Vital Images, Inc.	36,373	571,056

*	Watson Pharmaceuticals, Inc.	102,900	3,118,899
*	WellPoint, Inc.	97,678	5,156,422
	Young Innovations, Inc.	1,990	40,775
Total Health Care			71,189,615

Industrials — (11.4%)
*	A. T. Cross Co. Class A	9,197	65,667
#	A.O. Smith Corp.	34,400	1,416,248
*	Acco Brands Corp.	86,046	730,531
*	Accuride Corp.	72,600	105,996
	Aceto Corp.	31,800	271,572
	Alamo Group, Inc.	20,383	426,616
*	Alaska Air Group, Inc.	78,900	1,657,689
#	Albany International Corp. Class A	28,323	868,666
	Alexander & Baldwin, Inc.	75,919	3,395,857
* #	Allied Defense Group, Inc.	17,161	122,701
*	Allied Waste Industries, Inc.	590,256	7,933,041
* #	Amerco, Inc.	31,616	1,317,755
#	American Railcar Industries, Inc.	10,700	173,447
#	American Woodmark Corp.	25,023	594,546
	Ameron International Corp.	7,300	853,078
	Ampco-Pittsburgh Corp.	251	10,903
* #	AMR Corp.	2,200	22,726
* #	Amrep Corp.	1,419	76,626
	Applied Industrial Technologies, Inc.	53,325	1,552,291
	Applied Signal Technologies, Inc.	17,902	296,278
*	Argon ST, Inc.	21,980	548,841
#	Arkansas Best Corp.	38,800	1,343,256
* #	Arotech Corp.	24,120	35,215
* #	Avis Budget Group, Inc.	152,218	1,159,901
*	Axsys Technologies, Inc.	12,900	876,297
*	Baldwin Technology Co., Inc. Class A	17,977	56,807
	Barrett Business Services, Inc.	16,000	232,000
* #	Beacon Roofing Supply, Inc.	72,525	1,180,707
	Belden, Inc.	46,850	1,721,269
#	BlueLinx Holdings, Inc.	56,806	409,571
	Bowne & Co., Inc.	19,714	238,539
#	Briggs & Stratton Corp.	31,661	474,915
* #	Builders FirstSource, Inc.	54,493	276,280
	Burlington Northern Santa Fe Corp.	493,950	53,050,230
#	C&D Technologies, Inc.	37,377	287,429
	CDI Corp.	29,909	750,716
*	Celadon Group, Inc.	43,033	553,835
	Champion Industries, Inc.	5,186	24,270
	CIRCOR International, Inc.	18,850	1,135,901
*	Commercial Vehicle Group, Inc.	34,696	355,287
*	Cornell Companies, Inc.	3,700	100,381
*	Covenant Transport Group Class A	4,818	21,151
*	CPI Aerostructures, Inc.	5,926	47,704
	CSX Corp.	703,520	45,503,674
	Cubic Corp.	32,800	908,232
* #	Dollar Thrifty Automotive Group, Inc.	300	1,395
	DRS Technologies, Inc.	8,650	688,713
	Ducommun, Inc.	19,878	526,171
	Eastern Co.	10,296	150,836

	Ecology & Environment, Inc. Class A	1,000	10,600
	Electro Rent Corp.	54,504	742,344
#	Encore Wire Corp.	35,480	676,604
* #	EnerSys	60,639	1,705,169
	Ennis, Inc.	48,199	795,765
* #	EnPro Industries, Inc.	27,955	1,178,303
	Espey Manufacturing & Electronics Corp.	3,050	66,185
*	Esterline Technologies Corp.	51,094	2,886,300
*	ExpressJet Holdings, Inc.	27,700	5,540
	Federal Signal Corp.	81,590	1,307,888
*	First Advantage Corp.	14,062	235,257
* #	Flanders Corp.	18,900	132,489
	Frozen Food Express Industries, Inc.	6,500	39,325
	G & K Services, Inc. Class A	32,639	1,125,719
*	Gardner Denver Machinery, Inc.	4,005	180,786
	GATX Corp.	73,797	3,234,523
* #	Gehl Co.	13,520	203,746
#	Greenbrier Companies, Inc.	33,734	676,367
* #	Griffon Corp.	26,170	320,583
	Hardinge, Inc.	26,515	427,952
* #	Henry Bros. Electronics, Inc.	8,600	55,470
*	Herley Industries, Inc.	5,800	111,360
*	Hudson Highland Group, Inc.	35,619	328,051
*	Huttig Building Products, Inc.	4,100	8,897
*	ICF International, Inc.	400	7,388
*	ICT Group, Inc.	9,123	73,896
	IKON Office Solutions, Inc.	186,600	3,230,046
* #	Innovative Solutions & Support, Inc.	1,200	7,188
* #	Insituform Technologies, Inc. Class A	57,301	1,052,046
#	Insteel Industries, Inc.	4,729	80,866
*	Interline Brands, Inc.	25,498	409,243
*	International Shipholding Corp.	7,000	141,750
*	Intersections, Inc.	35,048	376,065
* #	JetBlue Airways Corp.	147,100	892,897
*	Kadant, Inc.	5,957	139,692
	Kaman Corp. Class A	38,097	1,148,625
*	Kansas City Southern	66,400	3,414,952
	Kelly Services, Inc. Class A	53,465	1,034,013
	Kennametal, Inc.	20,956	738,280
*	Key Technology, Inc.	3,306	94,419
*	Kforce, Inc.	42,221	450,920
* #	K-Tron International, Inc.	70	10,415
	L.S. Starrett Co. Class A	4,700	123,328
	Lawson Products, Inc.	3,859	116,233
*	LECG Corp.	26,216	213,660
*	LGL Group, Inc.	400	2,520
	LSI Industries, Inc.	14,163	122,227
*	Lydall, Inc.	7,000	81,830
* #	M&F Worldwide Corp.	29,969	1,319,235
*	Mac-Gray Corp.	10,800	125,172
* ●	MAIR Holdings, Inc.	1,415	2,108
* ●	MAIR Holdings, Inc. Escrow Shares	1,415	—
* #	Marten Transport, Ltd.	45,793	913,112
	Masco Corp.	260,033	4,956,229
* #	Medialink Worldwide, Inc.	7,100	1,420

*	Merrimac Industries, Inc.	2,600	14,014
* #	Mesa Air Group, Inc.	2,700	1,215
*	Miller Industries, Inc.	22,810	190,920
*	Misonix, Inc.	8,971	24,491
* #	Mobile Mini, Inc.	52,331	1,118,837
	Mueller Industries, Inc.	38,242	1,072,688
#	Mueller Water Products, Inc.	40,933	444,942
#	Mueller Water Products, Inc. Class B	130,035	1,349,763
	NACCO Industries, Inc. Class A	10,965	1,288,826
*	Nashua Corp.	400	3,724
	National Technical Systems, Inc.	15,400	76,846
* #	NCI Building Systems, Inc.	22,800	872,784
	Norfolk Southern Corp.	661,000	48,603,330
	Northrop Grumman Corp.	394,672	27,173,167
*	On Assignment, Inc.	23,009	217,435
	Oshkosh Truck Corp. Class B	50,500	778,710
* #	Owens Corning, Inc.	205,722	4,976,415
*	P.A.M. Transportation Services, Inc.	20,990	309,183
*	Paragon Technologies, Inc.	3,771	21,495
*	Park-Ohio Holdings Corp.	3,700	72,187
*	Patrick Industries, Inc.	1,300	8,970
#	Pentair, Inc.	15,600	573,300
* #	PHH Corp.	88,157	1,344,394
* #	Pinnacle Airlines Corp.	3,900	18,564
* #	Plug Power, Inc.	178,671	484,198
	Portec Rail Products, Inc.	11,395	124,889
*	Power-One, Inc.	7,000	15,750
	Providence & Worcester Railroad Co.	1,000	19,400
#	Quanex Building Products Corp.	2,800	46,088
	R. R. Donnelley & Sons Co.	341,130	9,510,704
	Raytheon Co.	157,600	9,454,424
*	RCM Technologies, Inc.	19,816	53,701
	Regal-Beloit Corp.	53,220	2,498,679
*	Republic Airways Holdings, Inc.	48,800	421,632
	Robbins & Myers, Inc.	2,060	92,391
*	Rush Enterprises, Inc. Class A	31,175	411,198
*	Rush Enterprises, Inc. Class B	17,622	228,910
	Ryder System, Inc.	104,780	6,760,406
*	Saia, Inc.	10,800	208,224
	Schawk, Inc.	54,816	863,900
* #	School Specialty, Inc.	37,902	1,156,011
	Servidyne, Inc.	7,283	30,734
#	Skywest, Inc.	79,932	1,366,038
	Southwest Airlines Co.	1,077,730	16,413,828
*	Sparton Corp.	1,983	8,229
*	Spherion Corp.	20,600	106,708
	SPX Corp.	54,690	6,521,783
	Standex International Corp.	25,800	645,000
	Supreme Industries, Inc.	1,642	6,446
	Sypris Solutions, Inc.	13,620	30,645
	Technology Research Corp.	13,283	31,215
#	Tecumseh Products Co. Class A	11,200	295,568
*	Tecumseh Products Co. Class B	400	10,124
	Timken Co.	134,778	4,356,025
	Todd Shipyards Corp.	9,932	148,185

* #	TRC Companies, Inc.	29,646	104,650
	Tredegar Industries, Inc.	50,900	1,007,820
* #	Trex Co., Inc.	15,119	280,457
#	Trinity Industries, Inc.	91,550	3,293,969
	Triumph Group, Inc.	5,400	295,596
*	Tufco Technologies, Inc.	1,000	5,750
	Union Pacific Corp.	902,570	75,725,623
* #	United Rentals, Inc.	93,585	1,515,141
	Universal Forest Products, Inc.	31,400	1,031,490
*	URS Corp.	91,400	4,383,544
*	US Airways Group, Inc.	4,301	36,515
*	USA Truck, Inc.	11,859	218,206
*	Valpey Fisher Corp.	1,464	6,149
	Viad Corp.	34,729	1,086,323
*	Volt Information Sciences, Inc.	45,263	634,587
	Wabash National Corp.	59,700	518,793
#	Watts Water Technologies, Inc.	60,015	1,706,226
*	WCA Waste Corp.	29,283	146,415
#	Werner Enterprises, Inc.	115,482	2,634,144
*	Westaff, Inc.	18,426	14,557
*	Willdan Group, Inc.	1,000	3,670
*	Willis Lease Finance Corp.	3,900	48,282
* #	YRC Worldwide, Inc.	59,368	1,074,561
Total Industrials			420,936,456

Information Technology — (5.9%)
*	3Com Corp.	303,573	643,575
* #	Access Integrated Technologies, Inc.	14,024	23,420
*	Actel Corp.	33,263	458,364
*	ActivIdentity Corp.	58,526	156,850
	Acxiom Corp.	52,404	757,238
* #	Adaptec, Inc.	212,719	806,205
* #	Advanced Micro Devices, Inc.	214,500	1,349,205
#	Agilysys, Inc.	26,100	339,561
*	Anaren, Inc.	11,003	116,852
*	Applied Micro Circuits Corp.	94,993	756,144
* #	Arris Group, Inc.	95,259	901,150
*	Arrow Electronics, Inc.	212,670	7,058,517
	Astro-Med, Inc.	2,626	24,579
*	Autobytel, Inc.	7,000	8,190
* #	Avid Technology, Inc.	63,023	1,464,655
*	Avnet, Inc.	247,400	7,261,190
*	Avocent Corp.	52,800	1,239,216
	AVX Corp.	301,638	3,462,804
*	Aware, Inc.	21,577	68,183
*	Axcelis Technologies, Inc.	213,776	1,011,160
*	AXT, Inc.	36,400	131,404
* #	BearingPoint, Inc.	40	46
	Bel Fuse, Inc. Class A	4,174	123,258
	Bel Fuse, Inc. Class B	17,950	499,728
* #	Benchmark Electronics, Inc.	111,103	1,832,088
	Black Box Corp.	29,500	1,057,280
* #	Bookham, Inc.	5,300	8,957
*	Borland Software Corp.	40,142	74,664
*	Brooks Automation, Inc.	92,404	888,002

*	CalAmp Corp.	48,671	97,342
*	California Micro Devices Corp.	27,623	89,499
*	CallWave, Inc.	37,140	86,536
*	Captaris, Inc.	35,573	142,292
*	Cascade Microtech, Inc.	23,271	137,997
*	Catalyst Semiconductor, Inc.	15,158	102,620
*	Catapult Communications Corp.	30,676	232,831
*	CEVA, Inc.	17,774	168,853
*	Checkpoint Systems, Inc.	28,400	604,636
*	Ciber, Inc.	31,700	248,211
*	Cirrus Logic, Inc.	86,728	538,581
* #	CMGI, Inc.	77,660	915,611
	Cohu, Inc.	50,345	840,762
*	Comarco, Inc.	5,867	13,846
	Communications Systems, Inc.	6,664	70,972
*	Computer Sciences Corp.	240,793	11,324,495
* #	Concurrent Computer Corp.	2,340	16,591
* #	Convergys Corp.	233,150	3,438,963
*	Cray, Inc.	9,700	54,417
*	Credence Systems Corp.	125,153	141,423
*	CSP, Inc.	2,514	15,260
	CTS Corp.	34,200	452,808
*	Cyberoptics Corp.	9,134	82,571
	Dataram Corp.	11,134	26,833
*	DDi Corp.	10,991	62,429
*	Digi International, Inc.	27,887	329,345
*	Ditech Networks, Inc.	27,718	42,963
*	Dot Hill Systems Corp.	100,590	219,286
*	DSP Group, Inc.	25,079	194,362
*	Dynamics Research Corp.	17,974	161,227
*	EDCI Holdings, Inc.	4	18
*	Edgewater Technology, Inc.	6,593	32,635
*	EFJohnson Technologies, Inc.	5,104	9,187
* #	Electro Scientific Industries, Inc.	34,300	490,147
* #	Electronics for Imaging, Inc.	15,800	262,122
* #	EMCORE Corp.	14,100	87,279
*	EMS Technologies, Inc.	20,700	486,243
*	Endwave Corp.	19,980	119,880
*	Entegris, Inc.	126,900	781,704
* #	EPIQ Systems, Inc.	28,297	319,473
*	Euronet Worldwide, Inc.	47,991	901,751
* #	Exar Corp.	7,481	57,903
*	Fairchild Semiconductor Corp. Class A	142,938	1,792,443
	Fidelity National Information Services, Inc.	13,100	286,235
* #	FormFactor, Inc.	9,600	184,224
	Frequency Electronics, Inc.	17,253	79,019
*	FSI International, Inc.	8,617	9,823
*	Gerber Scientific, Inc.	50,097	446,865
	Gevity HR, Inc.	30,736	253,572
*	Globecomm Systems, Inc.	14,674	149,675
* #	Glu Mobile, Inc.	2,070	7,390
*	GSI Technology, Inc.	5,327	20,243
*	GTSI Corp.	8,203	56,601
* #	Hackett Group, Inc.	51,020	326,528
*	Harris Stratex Networks, Inc. Class A	6,475	60,606

	Hewlett-Packard Co.	711,145	33,366,923
*	hi/fn, Inc.	15,101	59,951
* #	Hutchinson Technology, Inc.	53,171	770,448
*	Hypercom Corp.	67,100	305,305
* #	I.D. Systems, Inc.	1,909	17,162
* #	IAC/InterActiveCorp.	172,391	2,861,691
*	Ikanos Communications	18,518	48,147
	Imation Corp.	66,691	1,416,517
*	InFocus Corp.	26,671	38,940
	InfoSpace, Inc.	70,400	823,680
*	Ingram Micro, Inc.	299,279	5,659,366
* #	Insight Enterprises, Inc.	16,100	267,904
	Integral Systems, Inc.	10,682	480,583
*	Integrated Device Technology, Inc.	220,510	2,335,201
*	Integrated Silicon Solution, Inc.	27,577	108,653
*	Intelli-Check, Inc.	3,300	7,425
*	International Rectifier Corp.	32,800	685,520
* #	Internet Brands, Inc.	4,500	31,455
*	Internet Capital Group, Inc.	58,172	491,553
	Intersil Corp.	169,165	3,963,536
*	Interwoven, Inc.	16,300	239,936
*	Intest Corp.	12,266	16,559
*	Intevac, Inc.	34,801	354,274
*	IntriCon Corp.	482	2,810
* #	iPass, Inc.	105,299	239,029
* #	IXYS Corp.	63,086	803,085
	Jabil Circuit, Inc.	189,400	3,193,284
* #	JDS Uniphase Corp.	137,990	1,401,978
	Keithley Instruments, Inc.	16,351	155,498
* #	Kemet Corp.	559	906
*	Key Tronic Corp.	17,405	58,481
*	Keynote Systems, Inc.	31,600	443,032
*	Kopin Corp.	32,016	95,408
*	Kratos Defense & Security Solutions, Inc.	113,983	231,385
* #	L-1 Identity Solutions, Inc.	143,173	2,359,491
*	Lantronix, Inc.	33	17
*	Lattice Semiconductor Corp.	156,978	367,329
*	Leadis Technolgies, Inc.	18,570	18,199
* #	LeCroy Corp.	14,031	116,878
* #	Lionbridge Technologies, Inc.	69,200	220,748
*	Logility, Inc.	194	1,325
*	LookSmart, Ltd.	35,780	115,927
*	Loral Space & Communications, Inc.	4,437	81,508
*	LSI Corp.	121,700	809,305
*	LTX Corp.	70,593	126,361
*	Management Network Group, Inc.	38,306	41,370
* #	Mattson Technology, Inc.	6,600	33,660
* #	Mentor Graphics Corp.	52,655	642,391
*	Mercury Computer Systems, Inc.	35,415	327,589
*	Merix Corp.	733	1,363
	Methode Electronics, Inc.	79,571	874,485
*	Micron Technology, Inc.	990,716	4,200,636
*	Microtune, Inc.	5,400	20,034
*	MIPS Technologies, Inc.	52,900	210,542
* #	MKS Instruments, Inc.	110,590	2,492,699

* #	MoSys, Inc.	8,207	37,342
*	MPS Group, Inc.	128,700	1,482,624
*	MRV Communications, Inc.	55,000	74,800
* #	Multi-Fineline Electronix, Inc.	16,900	288,314
*	Nanometrics, Inc.	47,970	174,131
* #	Network Equipment Technologies, Inc.	14,285	46,569
* #	Newport Corp.	56,016	524,870
*	Novellus Systems, Inc.	22,744	515,606
*	Nu Horizons Electronics Corp.	14,932	71,823
* #	OmniVision Technologies, Inc.	38,897	454,317
	Openwave Systems, Inc.	50,892	73,284
*	Oplink Communications, Inc.	20,800	273,312
* #	OPNET Technologies, Inc.	23,600	312,700
*	Opnext, Inc.	35,448	224,740
*	Optelecom-NKF, Inc.	2,000	16,460
*	Optical Cable Corp.	9,195	63,629
*	OSI Systems, Inc.	11,030	256,006
*	Overland Storage, Inc.	3,499	2,799
* #	OYO Geospace Corp.	1	49
*	Palm, Inc.	3,530	30,040
*	PAR Technology Corp.	22,375	179,895
* #	PC Connection, Inc.	54,750	415,553
	PC-Tel, Inc.	62,853	635,444
*	Perceptron, Inc.	4,904	36,339
*	Performance Technologies, Inc.	25,851	128,738
* #	Pericom Semiconductor Corp.	10,829	147,708
* #	Perot Systems Corp.	95,861	1,706,326
*	Pervasive Software, Inc.	36,268	160,667
*	Photon Dynamics, Inc.	260	3,957
*	Photronics, Inc.	43,100	140,937
*	Physicians Formula Holdings, Inc.	7,529	44,346
*	Planar Systems, Inc.	6,311	17,481
*	PlanetOut, Inc.	340	857
*	PLATO Learning, Inc.	25,884	48,144
*	PLX Technology, Inc.	11,300	64,297
* #	Powerwave Technologies, Inc.	72,367	365,453
* ●	Price Communications Liquidation Trust	47,738	6,520
	Qualstar Corp.	700	2,240
*	Quantum Corp.	22,449	39,735
*	RadiSys Corp.	42,445	469,866
*	RealNetworks, Inc.	224,844	1,490,716
* #	RF Micro Devices, Inc.	161,856	628,001
*	RF Monolithics, Inc.	11,003	11,003
	Richardson Electronics, Ltd.	9,219	61,859
*	Rudolph Technologies, Inc.	69,020	582,529
*	S1 Corp.	84,600	645,498
*	Safeguard Scientifics, Inc.	90,800	129,844
*	Sandisk Corp.	936	13,535
*	Sanmina-SCI Corp.	176,843	415,581
*	SCM Microsystems, Inc.	18,612	46,902
*	Seachange International, Inc.	33,539	287,765
*	Secure Computing Corp.	84,368	361,095
*	Selectica, Inc.	9,328	10,541
*	Semitool, Inc.	23,210	223,744
*	SI International, Inc.	27,199	849,425

*	Silicon Image, Inc.	58,024	402,106
*	Silicon Storage Technology, Inc.	197,920	647,198
* #	Skyworks Solutions, Inc.	169,480	1,643,956
* #	Smith Micro Software, Inc.	36,401	275,556
*	Soapstone Networks, Inc.	28,005	109,780
* #	Sonic Solutions, Inc.	600	2,790
*	SonicWALL, Inc.	26,545	173,604
*	Spansion, Inc.	5,400	12,150
*	Spectrum Control, Inc.	3,837	31,694
*	Standard Microsystems Corp.	6,800	198,696
	StarTek, Inc.	30,545	276,127
* #	STEC, Inc.	20,196	204,585
*	SumTotal Systems, Inc.	39,473	190,655
*	Sun Microsystems, Inc.	123,975	1,115,775
*	SupportSoft, Inc.	60,179	210,025
* #	Sycamore Networks, Inc.	517,447	1,811,065
*	Symantec Corp.	1,197,421	26,714,463
* #	Symmetricom, Inc.	95,703	470,859
* #	SYNNEX Corp.	60,100	1,381,699
*	Tech Data Corp.	93,952	3,207,521
	Technitrol, Inc.	14,000	221,340
*	Technology Solutions Co.	3,555	14,327
*	TechTeam Global, Inc.	13,534	115,445
*	Tellabs, Inc.	305,655	1,592,463
*	Telular Corp.	19,155	53,251
* #	Teradyne, Inc.	355,484	3,316,666
*	Tessco Technologies, Inc.	9,246	136,101
*	Tier Technologies, Inc. Class B	8,900	68,530
*	Tollgrade Communications, Inc.	3,618	24,313
* #	Track Data Corp.	8,633	15,971
*	Trident Microsystems, Inc.	2,123	6,687
*	Triquint Semiconductor, Inc.	217,814	1,370,050
	TSR, Inc.	1,300	3,510
*	TTM Technologies, Inc.	31,977	383,084
*	Ultra Clean Holdings, Inc.	3,316	24,140
*	Ultratech, Inc.	41,685	619,022
	United Online, Inc.	21,362	224,945
* #	UTStarcom, Inc.	200,314	653,024
*	Vicon Industries, Inc.	2,310	12,532
*	Vignette Corp.	35,100	478,413
*	Virage Logic Corp.	24,230	159,918
*	Vishay Intertechnology, Inc.	236,450	2,102,041
*	Website Pros, Inc.	45,583	275,321
*	Westell Technologies, Inc.	37,154	33,509
*	White Electronics Designs Corp.	27,184	133,473
*	Winland Electronics, Inc.	300	414
*	Wireless Telecom Group, Inc.	41,888	48,171
* #	WPCS International, Inc.	9,861	56,898
	Xerox Corp.	1,179,032	16,423,916
*	Zoran Corp.	77,932	693,595
*	Zygo Corp.	39,500	413,960
Total Information Technology			218,686,385

Materials — (3.0%)
#	A. Schulman, Inc.	26,800	649,096
	A.M. Castle & Co.	24,182	485,575
*	American Pacific Corp.	900	15,498
	Ashland, Inc.	112,560	4,607,081
	Bemis Co., Inc.	106,213	2,965,467
* #	Brush Engineered Materials, Inc.	9,287	272,109
*	Buckeye Technologies, Inc.	22,600	208,146
*	BWAY Holding Co.	1,500	19,050
	Cabot Corp.	5,700	157,719
*	Caraustar Industries, Inc.	6,005	11,890
	Chemtura Corp.	420,979	2,774,252
	Cleveland-Cliffs, Inc.	2,000	202,440
* #	Coeur d’Alene Mines Corp.	916,693	1,640,880
*	Continental Materials Corp.	100	2,065
*	Core Molding Technologies, Inc.	1,188	8,554
	Cytec Industries, Inc.	64,700	3,286,760
#	Empire Resources, Inc.	8,950	31,325
#	Ferro Corp.	49,500	1,090,980
	Freeport-McMoRan Copper & Gold, Inc. Class B	110,372	9,858,427
	Friedman Industries, Inc.	10,535	99,029
#	Georgia Gulf Corp.	11,600	39,092
#	Gibraltar Industries, Inc.	61,100	1,314,261
	Glatfelter Co.	46,800	686,556
* #	Graphic Packaging Holding Co.	275,452	785,038
* #	Headwaters, Inc.	84,996	1,308,088
	International Paper Co.	502,162	13,583,482
#	Kaiser Aluminum Corp.	32,695	1,767,492
	Kronos Worldwide, Inc.	2,919	47,959
#	Louisiana-Pacific Corp.	155,300	1,512,622
	Lubrizol Corp.	12,000	635,880
*	Material Sciences Corp.	24,611	187,044
	MeadWestavco Corp.	265,351	7,026,494
	Minerals Technologies, Inc.	19,800	1,300,464
*	Mod-Pac Corp.	1,091	4,495
#	Monsanto Co.	20,737	2,369,202
	Myers Industries, Inc.	40,050	527,058
	Neenah Paper, Inc.	23,700	460,254
	NL Industries, Inc.	75,511	794,376
	NN, Inc.	22,500	369,450
* #	Northern Technologies International Corp.	3,000	39,540
* #	Northwest Pipe Co.	12,085	700,084
	Olympic Steel, Inc.	2,500	119,025
*	OM Group, Inc.	46,900	1,739,990
	Penford Corp.	22,044	366,151
* #	Peoplesupport, Inc.	9,900	120,285
* #	PolyOne Corp.	171,354	1,406,816
	Quaker Chemical Corp.	2,900	85,840
*	Ready Mix, Inc.	3,839	17,659
	Reliance Steel & Aluminum Co.	50,700	2,890,407
*	Rock of Ages Corp.	1,200	2,376
#	Rock-Tenn Co. Class A	56,380	2,068,018
*	Rockwood Holdings, Inc.	35,100	1,328,535
*	Rosetta Resources, Inc.	79,112	1,839,354
	Schnitzer Steel Industries, Inc. Class A	30,900	2,113,869
	Schweitzer-Maudoit International, Inc.	32,213	610,758
	Sensient Technologies Corp.	4,854	141,785

*	Smurfit-Stone Container Corp.	400,994	2,025,020
	Spartech Corp.	2,500	26,325
	Stepan Co.	15,906	935,750
* #	Stillwater Mining Co.	13,259	98,780
	Synalloy Corp.	4,408	67,486
	Temple-Inland, Inc.	39,200	655,032
	Terra Industries, Inc.	28,935	1,450,801
*	U.S. Concrete, Inc.	87,351	365,127
* #	U.S. Gold Corp.	30,447	38,363
*	Universal Stainless & Alloy Products, Inc.	4,109	148,540
	Valspar Corp.	152,210	3,601,289
	Wausau Paper Corp.	80,700	694,827
#	Westlake Chemical Corp.	99,100	1,880,918
	Weyerhaeuser Co.	340,412	18,889,462
	Worthington Industries, Inc.	6,000	105,600
Total Materials			109,679,462

Other — (0.0%)
# ●	ePresence, Inc. Escrow Shares	6,400	—
* ●	Petrocorp, Inc. Escrow Shares	900	54
Total Other			54

Telecommunication Services — (5.2%)
#	Arbinet-thexchange, Inc.	3,200	12,448
	AT&T, Inc.	2,934,490	93,874,335
	CenturyTel, Inc.	206,830	7,989,843
	D&E Communications, Inc.	24,213	226,392
	FairPoint Communications, Inc.	107	947
*	General Communications, Inc. Class A	44,592	452,163
	IDT Corp.	4,126	6,395
#	IDT Corp. Class B	7,700	11,935
* #	LCC International, Inc. Class A	5,400	3,186
* #	Nextwave Wireless, Inc.	49,629	48,140
*	Occam Networks, Inc.	26,624	117,944
	Sprint Nextel Corp.	1,355,646	11,821,233
	SureWest Communications	11,866	141,087
	Telephone & Data Systems, Inc.	83,800	3,217,920
	Telephone & Data Systems, Inc. Special Shares	12,407	463,401
*	United States Cellular Corp.	36,568	1,912,506
	Verizon Communications, Inc.	2,036,272	71,513,873
*	Xeta Corp.	18,366	59,873
Total Telecommunication Services			191,873,621

Utilities — (0.2%)
*	Maine & Maritimes Corp.	1,200	53,220
*	Reliant Energy, Inc.	444,750	7,574,093
	Southern Union Co.	1	—
	Unitil Corp.	1,400	37,226
Total Utilities			7,664,539

TOTAL COMMON STOCKS			3,265,810,403

	PREFERRED STOCKS — (0.0%)
	Health Care — (0.0%)
*	Inverness Medical Innovations, Inc. Series B	2,466	601,704

	TEMPORARY CASH INVESTMENTS — (1.2%)
	BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	43,348,475	43,348,475

		Face Amount
		(000)
	SECURITIES LENDING COLLATERAL — (10.4%)
§ @	DFA Short Term Investment Fund LP	$349,323	349,322,640

@	Repurchase Agreement, Deutsche Bank Securities 2.14%, 09/02/08 (Collateralized by $41,132,900 FNMA, rates ranging from 5.000% to 7.000%, maturities ranging from 02/01/21 to 06/01/38, valued at $34,960,831) to be repurchased at $33,950,625	33,943	33,942,554

	TOTAL SECURITIES LENDING COLLATERAL		383,265,194

	TOTAL INVESTMENTS - (100.0%)
	(Cost $3,344,222,426)##		$3,693,025,776

Organizational Note

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940. The Trust’s advisor is Dimensional Fund Advisors LP. At August 31, 2008, the Trust consisted of twenty-one operational investment portfolios, of which five are included in this document.

Security Valuation Note

Securities held by the Domestic Equity Portfolios (The U.S. Large Company Series, The U.S. Large Cap Value Series, and The Tax-Managed U.S. Marketwide Value Series) and the International Equity Portfolios (The DFA International Value Series, and The Emerging Markets Series), including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on NASDAQ are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the NYSE.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities markets is completed each day at the close of Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the International Equity Portfolios have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of an International Equity Portfolio. When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Adoption of Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”)

In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007.   This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of December 1, 2007.   The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 - quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  A summary of the inputs used to value the Funds’ net assets as of August 31, 2008 are listed below.

	Valuation Inputs
					Other Financial
					Instruments
	Investments in				(Unrealized
	Securities				Appreciation/
	(Market Value)				Depreciation)*
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
The U.S. Large Company Series	$4,294,745,303	523,416,024	—	$4,818,161,327	$(398,988)	—	—	$(398,988)
The U.S. Large Cap Value Series	9,357,219,953	1,202,531,912	—	10,559,751,865	—	—	—	—
The DFA International Value Series	1,417,696,949	6,887,750,485	—	8,305,447,434	—	—	—	—
The Emerging Markets Series	975,497,379	1,956,059,091	—	2,931,556,470	—	—	—	—
The Tax-Managed U.S. Marketwide Value Series	3,309,751,900	383,273,876	—	3,693,025,776	—	—	—	—

*                Other Financial instruments are derivative instruments not reflected in the Schedule of Investments, Such as futures, forwards and swaps which are valued at the unrealized appreciation/depreciation on the investments.

Federal Tax Cost Note

At August 31, 2008, the total cost of securities for federal income tax purposes was:

The U.S. Large Company Series	$4,201,350,170
The U.S. Large Cap Value Series	9,974,526,891
The DFA International Value Series	8,274,976,144
The Emerging Markets Series	1,995,044,731
The Tax-Managed U.S. Marketwide Value Series	3,345,232,886

Subsequent Event Note

As of the close of business on September 18, 2008, Lehman Brothers Holding Inc. was in default of the security lending agreement with the Funds listed below. As a result, PFPC Trust as Securities Lending Agent, took possession of the collateral and repurchased the securities in the Funds through open market purchases. Under Statement of Financial Accounting Standards No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (“FAS 140”), the criteria for sales accounting has been met. As a result of recording the sale of the original securities out on loan at market value and the repurchase of the securities into the Funds at replacement value, the following Funds had a realized gain/loss, which did not have a material impact on the financial statement or net asset value of the Fund:

Fund	Gain/(Loss)
The U.S. Large Company Series	$(245,141)
The U.S. Large Cap Value Series	(148,159)
The Emerging Markets Series	2,508,201
The Tax-Managed U.S. Marketwide Value Series	900,094

ITEM 2.       CONTROLS AND PROCEDURES.

(a)               Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the “Report”), the Registrant’s Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

(b)              There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.       EXHIBITS.

(a)               Separate certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional Investment Group Inc.

By:	/s/ David G. Booth
David G. Booth
Chairman, Director, President and
Chief Executive Officer

Date:	October 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David G. Booth
David G. Booth
Principal Executive Officer
Dimensional Investment Group Inc.

Date:	October 28, 2008

By:	/s/ David R. Martin
David R. Martin
Principal Financial Officer
Dimensional Investment Group Inc.

Date:	October 28, 2008